UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09475

Nuveen AMT-Free Municipal Credit Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30,2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen AMT-Free Municipal Credit Income Fund
NVG
Nuveen Municipal Credit Income Fund
NZF
Nuveen Municipal High Income Opportunity Fund
NMZ
Nuveen Municipal Credit Opportunities Fund
NMCO
Nuveen Dynamic Municipal Opportunities Fund
NDMO

Table
of Contents
Important Notices 3
Fund Leverage 4
Common Share Information 5
About the Funds’ Benchmarks 7
Performance Overview and Holding Summaries 8
Portfolios of Investments 18
Statement of Assets and Liabilities 184
Statement of Operations 185
Statement of Changes in Net Assets 186
Statement of Cash Flows 189
Financial Highlights 190
Notes to Financial Statements 198
Risk Considerations 216
Additional Fund Information 217
Glossary of Terms Used in this Report 218
Annual Investment Management Agreement Approval Process 219

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Management Fees
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%. Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Funds' use of leverage significantly contributed to relative performance during the reporting period.
As of April 30, 2024, the Funds’ percentages of leverage are as shown in the accompanying table.
i
THE FUNDS’ REGULATORY LEVERAGE
As of April 30, 2024, the Funds have issued and outstanding preferred shares as shown in the accompanying table.
Refer to Notes to Financial Statements for further details on preferred shares and each Fund’s respective transactions.
NVG NZF NMZ NMCO NDMO
Effective Leverage
*
40.74% 39.44% 39.65% 41.16% 28.37%
Regulatory Leverage
*
37.98% 33.45% 22.70% 39.69% 27.00%
* Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund.
Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Variable Rate
Preferred*
Variable Rate
Remarketed
Preferred**
Fund
Shares Issued
at Liquidation
Preference
Shares Issued
at Liquidation
Preference Total
NVG $67,400,000 $1,686,600,000 $1,754,000,000
NZF   $ 1,172,000,000 $146,000,000 $1,318,000,000
NMZ $357,000,000 $- $357,000,000
NMCO $315,000,000 $100,000,000 $415,000,000
NDMO $240,000,000 $- $240,000,000
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP , MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.

Common Share Information

NVG, NZF, NMZ and NMCO COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the distributions for NVG, NZF, NMZ and NMCO are current as of April 30, 2024. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.
NVG, NZF, NMZ and NMCO sought to pay regular monthly dividends out of their net investment income at a rate that reflected their past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund paid dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
NDMO made regular cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board of Trustees, the Fund sought to maintain a stable distribution level designed to deliver the long-term return potential of the Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns would cause its NAV per share to erode. For additional information, refer to the Notes to Financial Statements herein.
Effective for distributions payable on December 1, 2023, (December 29, 2023 for NDMO) each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on
Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NVG NZF NMZ NMCO
November $0.0505 $0.0515 $0.0425 $0.0455
December 0.0505 0.0515 0.0425 0.0455
January 0.0505 0.0515 0.0425 0.0455
February 0.0505 0.0515 0.0425 0.0455
March 0.0575 0.0575 0.0475 0.0500
April 0.0575 0.0575 0.0475 0.0500
Total Distributions from Net Investment Income $0.3170 $0.3210 $0.2650 $0.2820
Yields
NVG NZF NMZ NMCO
Market Yield
1
5.97% 5.90% 5.54% 5.92%
Taxable-Equivalent Yield
1
10.08% 9.97% 9.22% 9.93%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-
Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Common Share Information
(continued)
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, NVG, NMZ, NMCO and NDMO were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NVG, NMZ, NMCO and NDMO, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
During the current reporting period, NVG, NMZ, NMCO and NDMO did not sell any common shares through their Shelf Offerings.
Refer to Notes to Financial Statements, for further details of Shelf Offerings and each Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2024, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of April 30, 2024, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NVG NMZ* NMCO NDMO
Maximum aggregate offering Unlimited Unlimited $90,000,000 $250,000,000
* The Fund carried forward 13,340,607 common shares from the 19,500,000 additional previously authorized common shares.
NVG NZF NMZ NMCO NDMO
Common shares repurchased and retired 202,500 67,500 0 0 0
Common shares authorized for repurchase 21,350,000 19,370,000 11,050,000 5,480,000 5,955,000
NVG NZF NMZ NMCO NDMO
Common share NAV $13.41 $13.54 $11.00 $11.51 $10.89
Common share price $11.55 $11.69 $10.29 $10.14 $10.68
Premium/(Discount) to NAV (13.87)% (13.66)% (6.45)% (11.90)% (1.93)%
Average premium/(discount) to NAV (13.98)% (13.65)% (8.39)% (10.73)% (4.63)%

About the Funds’ Benchmarks

S&P Municipal Bond High Yield Index:
An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Investment Grade Index:
An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen AMT-Free Municipal Credit Income
Fund
Performance Overview and Holding Summaries April 30, 2024
NVG
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
* For purposes of Fund performance, relative results are measured against the NVG Blended Benchmark. The Fund’s Blended Benchmark
consists of: 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through April 10, 2016.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NVG at Common Share NAV 3/25/02 16.39% 3.29% 0.79% 3.65%
NVG at Common Share Price 3/25/02 18.29% 2.89% (0.53)% 3.76%
S&P Municipal Bond Index — 7.14% 2.35% 1.38% 2.46%
NVG Blended Benchmark — 8.73% 3.84% 1.95% 3.09%

Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 163 .8%
Common Stocks 1 .6%
Short-Term Municipal Bonds 1 .8%
Other Assets & Liabilities, Net 1.1%
Floating Rate Obligations (7.2)%
MFP Shares, Net ( 18 .0 ) %
VRDP Shares, Net ( 43 .1 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.2%
AAA 7.0%
AA 19.4%
A 22.3%
BBB 16.5%
BB or Lower 10.4%
N/R (not rated) 17.2%
N/A (not applicable) 1.0%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 19.0%
Health Care 13.9%
Tax Obligation/General 12.0%
Utilities 10.2%
Transportation 9.8%
Education and Civic
Organizations 9.0%
Housing/Single Family 7.2%
Other 17.9%
Common Stocks 1.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 14.0%
Texas 8.3%
California 7.2%
New York 6.0%
Colorado 5.4%
Ohio 5.4%
Puerto Rico 4.4%
New Jersey 3.5%
Pennsylvania 2.8%
Connecticut 2.8%
Wisconsin 2.8%
Georgia 2.5%
Florida 2.4%
District of Columbia 2.2%
Michigan 2.0%
Indiana 1.8%
Massachusetts 1.7%
South Carolina 1.6%
North Dakota 1.4%
Rhode Island 1.4%
Arizona 1.3%
Alabama 1.3%
Kentucky 1.2%
Minnesota 1.2%
Idaho 1.2%
Other 14.2%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal Credit Income Fund
Performance Overview and Holding Summaries April 30, 2024
NZF
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
* For purposes of Fund performance, relative results are measured against the NZF Blended Benchmark. The Fund’s Blended Benchmark
consists of: 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through April 10, 2016.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NZF at Common Share NAV 9/25/01 15.88% 4.02% 1.20% 3.91%
NZF at Common Share Price 9/25/01 18.91% 5.33% (0.55)% 4.07%
S&P Municipal Bond Index — 7.14% 2.35% 1.38% 2.46%
NZF Blended Benchmark — 8.73% 3.84% 1.95% 3.09%

Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 158 .5%
Common Stocks 3 .7%
Other Assets & Liabilities, Net 2.4%
Floating Rate Obligations (14.5)%
MFP Shares, Net ( 24 .4 ) %
VRDP Shares, Net ( 25 .7 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.1%
AAA 1.1%
AA 13.1%
A 32.0%
BBB 22.4%
BB or Lower 13.4%
N/R (not rated) 14.9%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 23.2%
Transportation 21.9%
Tax Obligation/Limited 20.3%
Tax Obligation/General 11.5%
Utilities 7.8%
U.S. Guaranteed 3.1%
Industrials 3.1%
Other 6.8%
Common Stocks 2.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 14.2%
California 13.1%
New York 10.9%
Texas 6.9%
Ohio 5.8%
Colorado 5.1%
Florida 4.9%
New Jersey 4.9%
Puerto Rico 4.5%
Pennsylvania 4.5%
Virginia 2.6%
South Carolina 2.1%
Washington 2.1%
Georgia 1.6%
Oklahoma 1.5%
Wisconsin 1.4%
North Dakota 1.3%
Minnesota 1.2%
Louisiana 1.2%
Michigan 1.0%
Other 9.2%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal High Income Opportunity
Fund
Performance Overview and Holding Summaries as of April 30, 2024
NMZ
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMZ at Common Share NAV 11/19/03 18.83% 3.57% 1.13% 4.08%
NMZ at Common Share Price 11/19/03 26.18% 0.50% (0.13)% 3.59%
S&P Municipal Yield Index — 11.60% 5.83% 2.63% 4.23%

Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 154 .2%
Common Stocks 3 .9%
Corporate Bonds 0 .0%
Variable Rate Senior Loan
Interests 0 .0%
Short-Term Municipal Bonds 1 .3%
Other Assets & Liabilities, Net 5.3%
Floating Rate Obligations (35.4)%
AMTP Shares, Net ( 29 .3 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.7%
AAA 1.2%
AA 8.2%
A 18.6%
BBB 12.8%
BB or Lower 8.4%
N/R (not rated) 47.6%
N/A (not applicable) 2.5%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 29.6%
Transportation 18.0%
Health Care 11.1%
Education and Civic
Organizations 10.6%
Tax Obligation/General 7.2%
Housing/Multifamily 5.4%
Industrials 4.6%
Other 11.0%
Common Stocks 2.5%
Corporate Bonds 0.0%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 11.7%
Illinois 11.5%
Colorado 9.3%
California 8.7%
New York 8.0%
Puerto Rico 6.3%
Wisconsin 5.6%
Texas 4.3%
Missouri 2.7%
Ohio 2.7%
New Jersey 2.6%
Arizona 2.5%
Virginia 2.4%
Michigan 2.0%
Alabama 1.9%
Kentucky 1.7%
District of Columbia 1.7%
Washington 1.3%
South Carolina 1.2%
Iowa 1.2%
Indiana 1.1%
Oklahoma 1.1%
Pennsylvania 1.1%
Nebraska 0.7%
Louisiana 0.7%
Other 6.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal Credit Opportunities Fund
Performance Overview and Holding Summaries as of April 30, 2024
NMCO
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NMCO at Common Share NAV 9/16/19 17.24% 1.33% (0.62)%
NMCO at Common Share Price 9/16/19 20.22% (3.31)% (3.07)%
S&P Municipal Yield Index — 11.60% 5.83% 1.90%

Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 146 .6%
Common Stocks 9 .0%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets & Liabilities, Net 14.3%
Floating Rate Obligations (4.2)%
MFP Shares, Net ( 65 .7 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.2%
AA 2.2%
A 8.5%
BBB 10.5%
BB or Lower 16.2%
N/R (not rated) 56.6%
N/A (not applicable) 5.8%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 26.2%
Education and Civic
Organizations 15.0%
Transportation 11.8%
Consumer Staples 7.4%
Long-Term Care 7.1%
Tax Obligation/General 6.8%
Industrials 6.3%
Health Care 5.5%
Other 8.1%
Common Stocks 5.8%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 10.8%
Illinois 10.1%
Colorado 10.0%
Wisconsin 9.0%
New York 7.3%
Ohio 5.1%
California 4.6%
Puerto Rico 4.5%
Texas 3.5%
Alabama 3.2%
Georgia 2.5%
Pennsylvania 2.4%
District of Columbia 2.4%
New Jersey 2.4%
Arizona 2.2%
Virgin Islands 2.0%
Utah 1.8%
Virginia 1.6%
Louisiana 1.5%
Arkansas 1.4%
Idaho 1.0%
Kansas 1.0%
Alaska 0.8%
Tennessee 0.8%
Missouri 0.8%
Other 7.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Dynamic Municipal Opportunities Fund
Performance Overview and Holding Summaries as of April 30, 2024
NDMO
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NDMO at Common Share NAV 8/26/20 14.93% 5.77% (2.12)%
NDMO at Common Share Price 8/26/20 21.33% 7.98% (2.44)%
S&P Municipal Yield Index — 11.60% 5.83% 1.48%
S&P Municipal Bond Index — 7.14% 2.35% (0.09)%

Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 123 .8%
U.S. Government and Agency
Obligations 4 .5%
Corporate Bonds 1 .9%
Common Stocks 0 .1%
Variable Rate Senior Loan
Interests 0 .0%
Short-Term Municipal Bonds 0 .8%
Other Assets & Liabilities, Net 8.4%
Floating Rate Obligations (2.6)%
MFP Shares, Net ( 36 .9 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
AAA 1.0%
AA 20.6%
A 18.5%
BBB 7.7%
BB or Lower 12.5%
N/R (not rated) 39.7%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 25.8%
Transportation 16.6%
Utilities 12.8%
Education and Civic
Organizations 12.2%
Tax Obligation/General 7.7%
Health Care 7.2%
Industrials 5.2%
Other 7.5%
U.S. Government and Agency
Obligations 3.5%
Corporate Bonds 1.4%
Common Stocks 0.1%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 16.1%
Colorado 13.9%
Florida 9.1%
Texas 6.4%
California 6.1%
Arizona 5.3%
Alabama 5.1%
Illinois 4.4%
Puerto Rico 4.0%
Wisconsin 3.8%
Pennsylvania 3.2%
Indiana 2.1%
Nebraska 1.7%
Tennessee 1.5%
District of Columbia 1.4%
Arkansas 1.4%
Michigan 1.3%
Washington 1.1%
Minnesota 1.0%
Georgia 0.9%
Ohio 0.8%
Missouri 0.8%
New Mexico 0.8%
Virginia 0.8%
Louisiana 0.7%
Other 6.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen AMT-Free Municipal Credit Income
Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NVG
vb
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.4%  (98.9% of Total Investments)
X –
MUNICIPAL BONDS - 163.8% (97.9% of Total Investments) X 4,690,795,609
Alabama - 2.2% (1.3% of Total Investments)
$ 3,645 (c) Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45
9/25 at 100.00 $ 3,662,646
2,060 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/43
7/28 at 100.00 1,963,707
7,500 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 2/01/53, (Mandatory Put
6/01/29)
3/29 at 100.15 7,828,882
2,285 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.250%, 10/01/49
10/33 at 100.00 2,407,714
30,730 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call 31,658,307
8,100 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 6,029,027
The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A
:
1,000 5.250%, 8/01/30 8/26 at 100.00 957,146
1,300 5.500%, 8/01/35 8/26 at 100.00 1,234,189
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
2,914 (c) 4.500%, 5/01/32 5/24 at 100.00 2,911,808
4,220 (c) 5.250%, 5/01/44 5/29 at 100.00 4,229,173
Total Alabama 62,882,599
Alaska - 0.6% (0.3% of Total Investments)
2,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2024A-II, 4.700%, 12/01/49
6/33 at 100.00 2,001,508
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1
:
4,490 4.000%, 6/01/41 6/31 at 100.00 4,354,531
8,100 4.000%, 6/01/50 6/31 at 100.00 7,320,256
915 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50
6/31 at 100.00 916,656
14,045 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 1,722,168
Total Alaska 16,315,119
Arizona - 2.2% (1.3% of Total Investments)
5,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2024A, 5.000%, 7/01/50, (WI/DD)
7/34 at 100.00 5,356,697
1,475 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47
7/27 at 100.00 1,386,294
6,290 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54
7/29 at 100.00 5,794,362
3,260 (c) Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39
6/28 at 100.00 3,392,967

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 3,142 (c),(d) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41
7/27 at 100.00 $ 2,419,491
1,350 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/56
7/31 at 100.00 1,019,744
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B
:
1,730 (c) 5.000%, 7/01/49 7/29 at 100.00 1,617,214
1,975 (c) 5.000%, 7/01/54 7/29 at 100.00 1,819,374
800 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/47
7/26 at 100.00 780,243
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B
:
6,000 5.500%, 7/01/37 - FGIC Insured No Opt. Call 7,309,148
8,755 5.500%, 7/01/39 - FGIC Insured No Opt. Call 10,687,296
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
:
620 (c) 5.000%, 7/01/35 7/25 at 100.00 621,973
1,025 (c) 5.000%, 7/01/46 7/25 at 100.00 970,924
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
1,130 5.250%, 7/01/36 7/26 at 100.00 1,131,616
1,850 5.375%, 7/01/46 7/26 at 100.00 1,778,952
2,135 5.500%, 7/01/51 7/26 at 100.00 2,053,171
2,920 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51
7/26 at 103.00 2,926,833
3,050 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50
2/28 at 100.00 3,123,325
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
6,120 5.000%, 12/01/32 No Opt. Call 6,439,948
2,365 5.000%, 12/01/37 No Opt. Call 2,515,435
Total Arizona 63,145,007
Arkansas - 0.6% (0.4% of Total Investments)
Arkansas Development Finance Authority, Single Family Mortgage
Revenue Bonds, Mortgage-Backed Securities Program, Series 2024A
:
1,000 4.600%, 7/01/49, (WI/DD) 7/33 at 100.00 994,498
1,000 4.650%, 1/01/54, (WI/DD) 7/33 at 100.00 1,003,211
Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006
:
2,635 0.000%, 7/01/36 - AMBAC Insured No Opt. Call 1,576,461
20,480 0.000%, 7/01/46 - AMBAC Insured No Opt. Call 6,743,896
8,425 Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2023B, 4.125%, 8/01/50 - BAM Insured
2/30 at 100.00 8,133,821
Total Arkansas 18,451,887
California - 11.7% (7.0% of Total Investments)
6,135 Alhambra Unified School District, Los Angeles County, California, General
Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 -
AGC Insured
No Opt. Call 4,999,338

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C
:
$ 6,820 (e) 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call $ 4,668,385
5,795 0.000%, 9/01/35 - AGM Insured No Opt. Call 3,892,239
4,100 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 3,877,235
3,875 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 2.500%, 11/01/46 - BAM
Insured
11/31 at 100.00 2,653,405
1,650 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 1,722,253
2,325 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56
8/31 at 100.00 1,618,403
2,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1, 3.000%,
2/01/57
8/32 at 100.00 1,363,541
310 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 315,185
50,460 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 9,719,832
1,500 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Senior Series
2020A, 4.000%, 6/01/49
12/30 at 100.00 1,422,477
12,940 (f) California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49, (UB)
No Opt. Call 14,946,062
5,000 (f) California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49
No Opt. Call 5,775,140
10,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2021V-2, 5.000%, 4/01/51
No Opt. Call 11,525,598
8,300 (f) California Educational Facilities Authority, Revenue Bonds,Stanford
University, Refunding Series 2014U-6, 5.000%, 5/01/45, (UB)
No Opt. Call 9,709,068
1,000 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54
8/25 at 100.00 1,007,077
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A
:
3,065 (c) 5.000%, 7/01/31 7/26 at 100.00 3,100,489
1,000 (c) 5.000%, 7/01/36 7/26 at 100.00 1,004,611
555 (c) 5.000%, 7/01/41 7/26 at 100.00 541,843
195 (c) 5.000%, 7/01/46 7/26 at 100.00 186,187
California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
:
260 5.000%, 6/01/36 6/26 at 100.00 262,145
435 5.000%, 6/01/46 6/26 at 100.00 416,043
3,000 (c) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 3,026,785
5,425 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 11/21/45
1/29 at 100.00 5,512,544
2,050 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 1,974,899

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 735 (c) California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/46
6/26 at 100.00 $ 696,403
715 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36
6/25 at 100.00 717,132
570 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A, 5.125%, 6/01/47
6/26 at 100.00 556,781
80 California State, General Obligation Bonds, Series 2002, 5.000%,
10/01/32 - NPFG Insured
5/24 at 100.00 80,046
5 California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31
- AMBAC Insured
5/24 at 100.00 5,003
6,290 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 6,309,544
63,130 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 63,432,424
7,130 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 7,264,424
4,000 (e) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 4.000%,
7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 4,001,396
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
16 (d),(g) 5.750%, 7/01/30 1/22 at 100.00 16,298
47 (d),(g) 5.750%, 7/01/35 1/22 at 100.00 47,035
5,000 (e) Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured, (ETM)
No Opt. Call 4,783,837
5,330 (c) CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56
8/31 at 100.00 3,548,825
4,000 (c) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56
12/31 at 100.00 2,759,304
3,410 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33
- AGM Insured
No Opt. Call 2,461,774
14,375 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 0.000%, 8/01/39 - AGM Insured
No Opt. Call 7,300,937
2,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47
5/32 at 100.00 1,646,088
5,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57
5/32 at 100.00 3,457,628
5,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2,
4.000%, 6/01/58
6/31 at 100.00 3,727,491
4,720 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46
10/31 at 100.00 3,752,210
15,985 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.125%, 7/01/56
7/32 at 100.00 10,553,022

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%,
12/01/56
12/31 at 100.00 $ 3,449,130
2,475 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 1,670,378
12,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 9,260,530
El Rancho Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2010 Series 2011A
:
2,615 6.900%, 8/01/31 - AGM Insured 8/28 at 100.00 3,017,996
3,600 7.050%, 8/01/34 - AGM Insured 8/28 at 100.00 4,172,241
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A
:
3,960 0.000%, 1/15/34 - AGM Insured No Opt. Call 2,798,563
5,000 0.000%, 1/15/35 - AGM Insured No Opt. Call 3,396,172
910 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42
1/31 at 100.00 1,078,608
4,595 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%,
1/15/53
7/29 at 100.00 3,785,913
7,860 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 798,127
1,825 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 1,887,734
Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006
:
5,600 0.000%, 11/01/24 - AGM Insured No Opt. Call 5,500,611
5,795 0.000%, 11/01/25 - AGM Insured No Opt. Call 5,496,143
1,075 Lincoln Public Financing Authority, Placer County, California, Twelve
Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A,
4.375%, 9/02/25 - AGM Insured
5/24 at 100.00 1,075,798
7,575 (h) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 7,258,268
3,310 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call 4,132,627
Oceanside Unified School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A
:
3,960 0.000%, 8/01/26 - AGC Insured No Opt. Call 3,655,997
605 (e) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 561,212
540 (e) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 500,917
530 (e) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 491,641
270 (e) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 250,458
1,715 0.000%, 8/01/28 - AGC Insured No Opt. Call 1,481,176
225 (e) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 197,099
170 (e) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 148,920
110 (e) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 96,360
3,905 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38
8/25 at 100.00 3,874,532

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021
:
$ 2,560 2.000%, 11/01/42 11/30 at 100.00 $ 1,686,979
1,940 2.125%, 11/01/44 11/30 at 100.00 1,257,683
3,700 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 - NPFG
Insured
No Opt. Call 3,504,903
7,935 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 9,022,842
9,145 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%, 8/01/30
- AMBAC Insured
No Opt. Call 7,302,658
San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015
:
480 5.000%, 9/01/40 9/25 at 100.00 484,648
905 5.000%, 9/01/46 9/25 at 100.00 911,446
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
2,680 (e) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 2,709,642
8,275 (e) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 8,366,525
3,400 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - NPFG Insured
No Opt. Call 2,761,052
4,340 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 - AGM
Insured
No Opt. Call 2,942,800
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A
:
1,265 (e) 6.250%, 7/01/24, (ETM) No Opt. Call 1,269,640
1,265 6.250%, 7/01/24 No Opt. Call 1,269,576
605 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47
9/27 at 100.00 628,943
Total California 336,514,874
Colorado - 9.0% (5.4% of Total Investments)
4,300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 3,524,676
850 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/39
9/24 at 103.00 805,734
Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A
:
806 5.500%, 12/01/36 5/24 at 101.00 807,992
1,175 5.750%, 12/01/46 5/24 at 101.00 1,171,274
700 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/47
5/24 at 102.00 656,203
3,410 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
5/24 at 102.00 3,367,784
1,690 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
5/24 at 102.00 1,654,773
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,140 (c) 5.000%, 12/01/37 5/24 at 102.00 $ 1,094,406
5,465 (c) 5.000%, 12/01/47 5/24 at 102.00 4,909,738
4,475 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 3,982,701
930 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 733,175
1,165 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series 2015A,
5.000%, 12/01/38
12/24 at 100.00 1,168,881
3,675 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Vanguard School Project, Refunding & Improvement
Series 2016, 3.750%, 6/15/47
6/26 at 100.00 3,038,915
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 1,328,162
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017
:
2,460 (e) 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 2,588,596
23,470 (e) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 24,696,887
2,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 2,637,761
4,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 3,954,569
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A
:
1,410 (e) 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 1,429,102
2,000 (e) 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 2,027,094
5,870 (e) 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 5,949,522
6,920 (e) 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 7,013,747
2,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 2,005,538
13,610 Colorado Housing and Finance Authority, Multifamily Project Bonds, Class
I Series 2020B, 2.350%, 10/01/43
10/29 at 100.00 9,345,089
4,105 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
5/24 at 103.00 4,039,320
600 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 543,098
1,480 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 5.250%, 12/01/47
5/24 at 102.00 1,413,451
1,255 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
5/24 at 102.00 1,195,414
500 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 492,381
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
2,125 (c) 5.250%, 12/01/39 5/24 at 103.00 2,137,539
425 (c) 5.250%, 12/01/39 5/24 at 103.00 427,508

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 11,700 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call $ 5,412,120
6,525 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call 5,977,342
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
17,030 0.000%, 9/01/25 - NPFG Insured No Opt. Call 16,200,283
10,005 0.000%, 9/01/32 - NPFG Insured No Opt. Call 7,363,835
43,090 0.000%, 9/01/33 - NPFG Insured No Opt. Call 30,408,324
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A
:
20,000 0.000%, 9/01/27 - NPFG Insured No Opt. Call 17,728,908
1,180 0.000%, 9/01/28 - NPFG Insured No Opt. Call 1,011,236
7,000 0.000%, 9/01/34 - NPFG Insured No Opt. Call 4,738,137
5,575 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 5,491,758
590 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 557,561
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/39
12/24 at 103.00 472,960
Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015
:
1,005 (d) 5.750%, 12/15/46 5/24 at 100.00 879,377
5,355 (d) 6.000%, 12/15/50 5/24 at 100.00 4,749,890
860 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35
12/25 at 100.00 860,963
5,155 North Range Metropolitan District 1, Adams County, Colorado, General
Obligation Bonds, Series 2016B, 3.500%, 12/01/45
12/25 at 100.00 4,155,568
North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A
:
978 5.625%, 12/01/37 5/24 at 102.00 967,496
1,000 5.750%, 12/01/47 5/24 at 102.00 985,314
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
3,380 5.000%, 12/01/39 12/24 at 103.00 3,160,330
6,900 5.000%, 12/01/49 12/24 at 103.00 6,060,884
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016
:
660 5.000%, 12/01/36 12/26 at 100.00 668,757
1,060 5.000%, 12/01/46 12/26 at 100.00 1,050,325
660 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 648,754
1,000 (c) Parkdale Community Authority, Erie County, Colorado, Limited Tax
Supported Convertible Capital Appreciation Revenue Bonds, District 2,
Series 2024A, 7.750%, 12/01/53
3/29 at 103.00 727,870
1,335 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41
3/26 at 103.00 1,187,724
4,000 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 2,305,716

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,760 (c) Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41
12/26 at 100.00 $ 2,734,916
1,500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,244,649
Reata South Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
:
1,310 5.375%, 12/01/37 5/24 at 103.00 1,323,611
3,265 5.500%, 12/01/47 5/24 at 103.00 3,267,528
5,050 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 3.000%, 7/15/37
1/31 at 100.00 4,374,728
1,320 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 1,139,871
917 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/46
5/24 at 101.00 827,935
1,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.000%, 12/01/37
5/24 at 102.00 984,533
STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A
:
1,000 5.000%, 12/01/38 12/24 at 103.00 951,036
570 5.000%, 12/01/49 12/24 at 103.00 518,076
765 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 4.250%, 12/01/50
12/25 at 102.00 641,225
600 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Special Improvement Revenue Bonds, Special District 1, Series 2024,
5.625%, 12/01/43
No Opt. Call 608,653
2,765 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 2,471,034
450 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 419,641
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 377,669
900 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 711,106
3,410 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2020, 5.000%, 12/01/50 - AGM Insured
12/29 at 100.00 3,512,912
8,260 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 7,750,724
Total Colorado 257,772,309
Connecticut - 4.6% (2.8% of Total Investments)
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A
:
2,345 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 2,349,410
1,600 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 1,602,777
2,800 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 2,839,989

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
Bridgeport, Connecticut, General Obligation Bonds, Series 2017A
:
$ 1,470 5.000%, 11/01/36 11/27 at 100.00 $ 1,534,269
750 5.000%, 11/01/37 11/27 at 100.00 779,858
875 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Childrens Medical Center and Subsidiaries, Series 2023E,
4.250%, 7/15/53
1/33 at 100.00 837,313
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 1,053,967
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A
:
590 (c) 5.000%, 9/01/46 9/26 at 100.00 504,330
2,540 (c) 5.000%, 9/01/53 9/26 at 100.00 2,066,003
3,000 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54
10/24 at 104.00 2,284,819
1,915 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 1,931,401
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
2,770 4.000%, 7/01/41 7/29 at 100.00 2,543,677
2,000 4.000%, 7/01/49 7/29 at 100.00 1,714,822
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L
:
5,500 4.125%, 7/01/41 7/25 at 100.00 5,444,727
1,745 5.000%, 7/01/45 7/25 at 100.00 1,755,778
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M
:
500 5.000%, 7/01/34 7/26 at 100.00 512,282
1,250 5.000%, 7/01/36 7/26 at 100.00 1,275,781
5,145 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 5,180,223
4,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 3,485,307
2,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/38
7/28 at 100.00 2,222,072
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014E
:
2,610 5.000%, 7/01/32 7/24 at 100.00 2,613,783
2,740 5.000%, 7/01/33 7/24 at 100.00 2,743,707
900 5.000%, 7/01/34 7/24 at 100.00 901,129
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2023B
:
1,775 4.500%, 11/15/43 5/32 at 100.00 1,788,133
13,425 (f) 4.650%, 11/15/48, (UB) 5/32 at 100.00 13,489,479
2,940 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A, 4.450%, 11/15/44
11/32 at 100.00 2,941,510
3,500 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 3,518,150
2,630 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 2,678,791
3,750 Connecticut State, General Obligation Bonds, Series 2017A, 5.000%,
4/15/35
4/27 at 100.00 3,921,333
Connecticut State, General Obligation Bonds, Series 2018A
:

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 2,315 5.000%, 4/15/37 4/28 at 100.00 $ 2,438,513
5,000 5.000%, 4/15/38 4/28 at 100.00 5,241,480
1,035 Connecticut State, General Obligation Bonds, Series 2018E, 5.000%,
9/15/37
9/28 at 100.00 1,092,901
1,380 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 1,401,161
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
:
5,300 5.000%, 9/01/33 9/26 at 100.00 5,459,289
1,075 5.000%, 9/01/34 9/26 at 100.00 1,107,000
3,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33
9/24 at 100.00 3,512,292
Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Refunding Series 2014B
:
500 (e) 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 501,647
1,000 (e) 5.000%, 8/15/31, (Pre-refunded 8/15/24) 8/24 at 100.00 1,003,295
55 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
5/24 at 100.00 54,999
225 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/32 - BAM Insured
8/24 at 100.00 225,806
2,315 (c) Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39
4/27 at 100.00 2,297,791
10,015 (e) Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42,
(Pre-refunded 11/01/24)
11/24 at 100.00 10,077,579
2,285 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/36
7/28 at 100.00 2,431,791
1,550 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/35 - AGM Insured
8/26 at 100.00 1,593,373
985 (e) New Haven, Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 8/01/33, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 987,668
New Haven, Connecticut, General Obligation Bonds, Series 2015
:
790 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 803,620
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 1,646,643
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 507,860
New Haven, Connecticut, General Obligation Bonds, Series 2017A
:
1,045 5.000%, 8/01/35 8/27 at 100.00 1,084,261
1,425 5.000%, 8/01/36 8/27 at 100.00 1,475,088
900 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call 902,226
795 (e) South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded
8/01/24)
8/24 at 100.00 797,252
2,220 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-Second Series 2016B, 5.000%, 8/01/37
8/26 at 100.00 2,296,194
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
5/24 at 100.00 500,163
1,285 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 1,011,206

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 1,005 Town of Hamden, Connecticut, General Obligation Bonds, Refunding
Series 2018A, 5.000%, 8/15/30 - BAM Insured
8/28 at 100.00 $ 1,063,210
2,250 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 2,306,672
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015
:
445 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 455,449
390 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 399,214
610 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 624,382
445 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 455,434
445 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 455,443
Total Connecticut 132,725,722
Delaware - 0.3% (0.2% of Total Investments)
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A
:
450 4.625%, 7/01/49 1/33 at 100.00 449,179
700 4.700%, 7/01/54 1/33 at 100.00 697,444
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024B
:
1,655 4.650%, 7/01/49, (WI/DD) 7/33 at 100.00 1,656,501
1,020 4.750%, 7/01/54, (WI/DD) 7/33 at 100.00 1,021,258
Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A
:
3,010 5.000%, 7/01/48 1/28 at 100.00 2,988,921
1,000 5.000%, 7/01/58 1/28 at 100.00 966,577
Total Delaware 7,779,880
District of Columbia - 3.6% (2.1% of Total Investments)
3,780 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
5/24 at 100.00 3,603,109
182,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/24 at 25.76 42,454,248
2,620 District of Columbia, Income Tax Secured Revenue Bonds, Series 2023A,
5.250%, 5/01/48
5/33 at 100.00 2,873,629
1,500 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A, 5.000%, 7/01/42
7/24 at 103.00 1,429,322
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A
:
2,220 4.000%, 10/01/52 - AGM Insured 10/31 at 100.00 2,093,600
17,595 2.750%, 10/01/53 - AGM Insured 10/31 at 100.00 11,353,309
22,015 3.000%, 10/01/53 - AGM Insured 10/31 at 100.00 15,763,068
11,000 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 11,809,115
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 10,916,387
Total District of Columbia 102,295,787
Florida - 4.0% (2.4% of Total Investments)
990 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 981,277

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/50
7/26 at 100.00 $ 852,540
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
1,290 (c) 6.100%, 8/15/38 8/28 at 100.00 1,347,053
1,045 (c) 6.200%, 8/15/48 8/28 at 100.00 1,074,093
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021
:
1,290 (c) 4.000%, 8/15/51 8/28 at 100.00 982,350
1,250 (c) 4.250%, 8/15/61 8/28 at 100.00 948,838
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A
:
1,065 (c) 5.375%, 7/01/37 7/27 at 100.00 1,069,676
1,470 (c) 5.500%, 7/01/47 7/27 at 100.00 1,454,692
3,788 (c),(d) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48
6/28 at 100.00 378,803
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A
:
6,050 (c) 5.125%, 6/15/37 6/27 at 100.00 6,055,682
1,885 (c) 5.250%, 6/15/47 6/27 at 100.00 1,799,921
880 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/37
10/27 at 100.00 874,022
735 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/49
10/27 at 100.00 683,055
4,670 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 4,685,047
540 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call 544,621
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
240 5.250%, 11/01/37 11/28 at 100.00 243,761
305 5.600%, 11/01/46 11/28 at 100.00 309,247
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
280 5.250%, 5/01/35 5/26 at 100.00 282,474
315 5.300%, 5/01/36 5/26 at 100.00 317,965
475 5.500%, 5/01/45 5/26 at 100.00 477,547
655 5.500%, 5/01/46 5/26 at 100.00 658,086
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A
:
255 (c) 6.000%, 6/15/37 6/26 at 100.00 258,007
665 (c) 6.125%, 6/15/46 6/26 at 100.00 669,068
415 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.000%,
6/15/37
6/26 at 100.00 419,894
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
2,375 (c) 5.650%, 7/01/37 7/27 at 101.00 2,419,700
3,735 (c) 5.750%, 7/01/47 7/27 at 101.00 3,738,766
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
2,075 (c) 4.750%, 7/15/36 7/26 at 100.00 2,009,472
1,335 (c) 5.000%, 7/15/46 7/26 at 100.00 1,237,013

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A
:
$ 4,330 5.000%, 6/15/50 6/27 at 100.00 $ 4,164,108
3,405 5.000%, 6/15/55 6/27 at 100.00 3,209,187
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
3,090 (c) 6.000%, 6/15/35 6/25 at 100.00 3,124,036
3,450 (c) 6.125%, 6/15/46 6/25 at 100.00 3,469,312
550 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44
6/24 at 100.00 550,304
4,380 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.125%,
6/15/47
6/27 at 100.00 4,323,677
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A
:
1,485 (c) 6.250%, 6/15/36 6/26 at 100.00 1,518,793
4,350 (c) 6.375%, 6/15/46 6/26 at 100.00 4,410,955
5,490 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 2.150%, 7/01/51
1/30 at 100.00 3,281,303
1,435 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 1,432,732
2,215 (c) Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53
6/28 at 100.00 1,987,285
625 (c) Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37
5/27 at 100.00 631,054
1,000 Manatee County, Florida, Public Utilities Revenue Bonds, Improvement
and Refunding Series 2023, 4.000%, 10/01/53
4/33 at 100.00 934,202
4,140 (e) Martin County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45,
(Pre-refunded 11/15/24)
11/24 at 100.00 4,162,342
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017
:
1,080 (c) 5.875%, 7/01/37 7/27 at 100.00 1,089,339
1,920 (c) 6.000%, 7/01/47 7/27 at 100.00 1,924,736
4,710 Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014, 5.000%, 10/01/43
10/24 at 100.00 4,714,349
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/39
7/24 at 100.00 4,774,943
4,785 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.350%,
8/01/35
8/26 at 100.00 4,862,249
5,070 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 4,687,887
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1
:
2,890 5.000%, 10/01/49 10/29 at 100.00 2,943,344
3,345 4.000%, 10/01/54 10/29 at 100.00 2,919,128

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,000 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/47
11/32 at 100.00 $ 2,002,214
825 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 820,415
2,470 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 2,300,859
220 (c) Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/51
6/31 at 100.00 168,167
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
:
145 4.750%, 11/01/28 11/27 at 100.00 146,608
370 5.375%, 11/01/36 11/27 at 100.00 376,179
905 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37
5/27 at 100.00 918,461
5,015 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 5,058,617
Total Florida 113,679,455
Georgia - 4.2% (2.5% of Total Investments)
Atlanta, Georgia, Airport General Revenue Bonds, Green Series 2023B-1
:
645 5.000%, 7/01/48 7/33 at 100.00 692,996
3,710 5.000%, 7/01/53 7/33 at 100.00 3,941,624
4,000 Brookhaven Urban Redevelopment Agency, Georgia, Revenue Bonds,
Series 2023A, 4.000%, 7/01/48
7/33 at 100.00 3,872,921
17,085 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 11,069,281
5,775 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 5,150,806
11,280 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 10,060,794
11,100 (f) Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/48, (UB)
4/33 at 100.00 11,740,106
15,305 (e) Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 15,539,163
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A
:
2,680 3.950%, 12/01/43 6/27 at 100.00 2,490,456
4,085 4.000%, 12/01/48 6/27 at 100.00 3,755,404
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A
:
2,215 (f) 4.350%, 12/01/43, (UB) 6/32 at 100.00 2,165,890
3,000 (f) 4.550%, 12/01/48, (UB) 6/32 at 100.00 2,987,165
2,930 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 2,971,283
1,300 (c) Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.750%, 6/15/37
6/27 at 100.00 1,336,444

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 10,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 $ 9,710,020
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 5,283,073
4,000 (c) Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47
11/27 at 100.00 3,649,550
10,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 9,896,187
5,630 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49
7/28 at 100.00 5,692,423
6,390 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 6,432,694
1,710 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, South Georgia Medical Center Project, Series
2024, 4.125%, 10/01/49
10/34 at 100.00 1,637,929
Total Georgia 120,076,209
Guam - 0.3% (0.2% of Total Investments)
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 1,506,603
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A
:
750 5.000%, 7/01/41 7/34 at 100.00 800,568
875 5.000%, 7/01/42 7/34 at 100.00 932,234
750 5.000%, 7/01/43 7/34 at 100.00 799,051
1,095 5.000%, 1/01/46 7/34 at 100.00 1,157,699
1,665 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 1,709,486
1,080 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,101,069
Total Guam 8,006,710
Hawaii - 0.1% (0.0% of Total Investments)
1,500 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45
1/25 at 100.00 1,290,200
170 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43
5/24 at 100.00 170,094
650 Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds,
Sustainability Series 2024A, 5.000%, 7/01/53
7/34 at 100.00 707,075
Total Hawaii 2,167,369
Idaho - 2.0% (1.2% of Total Investments)
Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014
:
3,300 4.375%, 7/01/34 7/24 at 100.00 3,302,358
12,495 4.750%, 7/01/44 7/24 at 100.00 11,676,894
1,250 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 1,238,502
11,515 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series 2024A,
4.000%, 8/15/49
8/34 at 100.00 10,915,902
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A
:

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho (continued)
$ 500 (c) 5.000%, 7/01/40 7/25 at 100.00 $ 442,990
1,415 (c) 5.250%, 7/01/55 7/25 at 100.00 1,192,985
12,000 (f) Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2023C, 4.800%, 7/01/53, (UB)
1/33 at 100.00 12,061,942
3,220 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A, 4.600%, 1/01/49
1/33 at 100.00 3,195,403
12,555 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51
12/26 at 103.00 10,246,932
2,500 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 2,536,914
Total Idaho 56,810,822
Illinois - 23.3% (14.0% of Total Investments)
67,135 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 69,853,175
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017, 5.000%, 4/01/46
4/27 at 100.00 1,001,903
1,110 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 1,216,891
5,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
5/24 at 100.00 5,212,593
8,400 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42
12/27 at 100.00 9,101,360
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
:
5,835 5.000%, 12/01/36 12/27 at 100.00 5,903,572
4,940 5.000%, 12/01/46 12/27 at 100.00 4,854,489
6,055 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 5,950,188
38,905 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 40,274,721
14,805 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 15,383,313
19,585 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 21,093,398
1,410 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 -
NPFG Insured
No Opt. Call 1,059,775
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
1,405 4.000%, 12/01/50 12/29 at 100.00 1,254,029
1,500 5.000%, 12/01/55 12/29 at 100.00 1,525,307
10,995 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 11,023,209
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022B
:
2,290 4.500%, 1/01/56 1/31 at 100.00 2,250,965
5,000 5.250%, 1/01/56 1/31 at 100.00 5,256,880
1,355 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/39
1/32 at 100.00 1,472,790
32,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/32 - FGIC Insured
No Opt. Call 23,635,882

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 17,605 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 $ 18,345,012
2,605 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 2,611,375
3,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2008C, 5.000%, 1/01/39
1/25 at 100.00 3,004,601
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT
:
2,500 4.450%, 11/01/36 11/25 at 102.00 2,554,239
3,400 5.500%, 11/01/36 5/24 at 100.00 3,404,238
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
1,700 (c) 5.750%, 12/01/35 12/25 at 100.00 1,713,416
115 (c) 6.000%, 12/01/45 12/25 at 100.00 115,387
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020
:
3,835 4.000%, 10/01/50 10/30 at 100.00 3,220,860
5,190 4.000%, 10/01/55 10/30 at 100.00 4,229,207
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
37,030 4.000%, 2/15/41 2/27 at 100.00 35,553,680
1,755 (e) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,777,732
80 (e) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 81,036
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
1,485 (e) 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 1,489,893
19,025 (e) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 19,087,685
500 (c) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53
8/33 at 100.00 520,240
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 2,945,910
10,000 (f) Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47, (UB)
8/32 at 100.00 10,491,870
12,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 12,075,580
Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University
Research Building Project, Series 2017C
:
1,000 5.000%, 8/01/42 8/27 at 100.00 997,323
1,000 5.000%, 8/01/46 8/27 at 100.00 975,277
1,000 5.000%, 8/01/47 8/27 at 100.00 969,992
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 565,970
5,140 5.000%, 8/15/44 8/25 at 100.00 5,165,315
10,000 (f) Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (UB)
8/32 at 100.00 10,294,311
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
17,765 (e) 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 18,105,875
2,235 5.000%, 10/01/46 10/25 at 100.00 2,236,416
5,670 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, Series 2021C, 2.850%, 7/01/56
7/30 at 100.00 3,688,111

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 3,665 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 $ 3,667,753
Illinois State, General Obligation Bonds, December Series 2017A
:
11,800 5.000%, 12/01/38 12/27 at 100.00 12,152,913
1,330 5.000%, 12/01/39 12/27 at 100.00 1,364,026
Illinois State, General Obligation Bonds, February Series 2014
:
1,575 5.250%, 2/01/34 5/24 at 100.00 1,576,813
7,515 5.000%, 2/01/39 5/24 at 100.00 7,519,618
5,200 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/29
1/26 at 100.00 5,311,919
Illinois State, General Obligation Bonds, May Series 2014
:
510 5.000%, 5/01/36 5/24 at 100.00 510,412
1,915 5.000%, 5/01/39 5/24 at 100.00 1,916,141
4,460 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 4,820,895
1,495 Illinois State, General Obligation Bonds, May Series 2023B, 4.500%,
5/01/48
5/32 at 100.00 1,411,430
12,180 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/41
11/26 at 100.00 12,271,501
31,285 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 32,666,007
2,040 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call 2,134,429
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 4.000%,
11/01/35
11/29 at 100.00 4,976,809
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/29
2/27 at 100.00 5,173,565
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A
:
2,800 5.000%, 1/01/36 7/34 at 100.00 3,259,426
3,880 5.000%, 1/01/37 7/34 at 100.00 4,463,441
19,920 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 20,276,435
10,470 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 10,934,131
4,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/45
7/33 at 100.00 4,580,488
540 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 541,447
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
11,305 4.000%, 6/15/50 12/29 at 100.00 10,041,152
5,100 5.000%, 6/15/50 12/29 at 100.00 5,204,468
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
9,945 4.000%, 12/15/47 12/31 at 100.00 8,998,635
4,500 4.000%, 6/15/52 12/31 at 100.00 3,952,131
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
2,890 0.000%, 12/15/52 No Opt. Call 633,789
5,185 5.000%, 6/15/53 12/25 at 100.00 5,197,297

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1
:
$ 25,000 0.000%, 6/15/44 - AGM Insured No Opt. Call $ 9,755,382
43,200 0.000%, 6/15/45 - AGM Insured No Opt. Call 15,840,533
10,000 0.000%, 6/15/46 - AGM Insured No Opt. Call 3,443,696
8,750 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 -
NPFG Insured
No Opt. Call 7,493,139
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
18,085 0.000%, 12/15/24 - NPFG Insured No Opt. Call 17,637,501
20,045 0.000%, 12/15/35 - AGM Insured No Opt. Call 12,854,163
9,010 0.000%, 6/15/37 - NPFG Insured No Opt. Call 5,168,306
465 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 432,064
1,842 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
5/24 at 100.00 1,842,073
2,615 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call 2,982,042
4,000 Southwestern Illinois Development Authority, School Revenue Bonds,
Triad School District 2, Madison County, Illinois, Series 2006, 0.000%,
10/01/25 - NPFG Insured
No Opt. Call 3,763,166
12,125 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/40 - AGM Insured
3/25 at 100.00 12,148,444
6,415 Will County School District 122, New Lenox, Illinois, General Obligation
Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24 -
AGM Insured
No Opt. Call 6,277,978
Total Illinois 668,740,549
Indiana - 2.7% (1.6% of Total Investments)
12,045 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 11,670,358
5,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 5,255,607
17,970 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 18,056,308
10,000 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024B-1, 4.750%, 7/01/49, (WI/
DD)
1/33 at 100.00 10,033,201
Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E
:
10,000 0.000%, 2/01/26 - AMBAC Insured No Opt. Call 9,332,872
20,000 0.000%, 2/01/28 - AMBAC Insured No Opt. Call 17,381,820
5,015 IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2023, 4.250%, 7/15/43
7/31 at 100.00 5,017,654
Total Indiana 76,747,820
Iowa - 1.6% (0.9% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
10,860 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 11,273,685
9,045 5.000%, 12/01/50 12/29 at 103.00 9,422,488

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 5,700 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018, 5.250%, 8/01/55
5/24 at 102.00 $ 4,313,619
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2024A, 4.750%, 7/01/49
7/33 at 100.00 2,006,961
10,000 (f) Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Taxable Series 2023C, 4.850%, 7/01/43, (UB)
1/33 at 100.00 10,213,029
36,850 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 4,618,190
3,365 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 3,316,052
Total Iowa 45,164,024
Kansas - 0.3% (0.2% of Total Investments)
1,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 949,347
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015
:
2,160 5.000%, 9/01/27 9/25 at 100.00 2,105,906
2,380 5.750%, 9/01/32 9/25 at 100.00 2,237,657
2,575 6.000%, 9/01/35 9/25 at 100.00 2,274,891
2,500 (c) Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39
3/29 at 103.00 2,411,279
Total Kansas 9,979,080
Kentucky - 2.0% (1.2% of Total Investments)
6,400 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.500%, 2/01/44
2/26 at 100.00 6,439,339
10,140 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 10,293,612
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
4,345 5.000%, 7/01/37 7/25 at 100.00 4,367,156
15,620 5.000%, 1/01/45 7/25 at 100.00 15,465,723
1,190 Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2023A, 4.800%, 7/01/48
7/32 at 100.00 1,196,650
Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A
:
1,030 4.550%, 7/01/49 1/33 at 100.00 1,021,254
1,000 4.625%, 1/01/54 1/33 at 100.00 983,942
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
4,360 6.750%, 7/01/43 7/31 at 100.00 4,982,317
8,510 6.875%, 7/01/46 7/31 at 100.00 9,744,545
2,855 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 2,939,962
Total Kentucky 57,434,500

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 1.4% (0.8% of Total Investments)
$ 2,435 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
5/24 at 100.00 $ 2,435,546
Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A
:
1,130 4.550%, 12/01/49 6/33 at 100.00 1,119,970
1,065 4.650%, 12/01/54 6/33 at 100.00 1,052,543
12,840 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 11,660,075
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A
:
3,565 5.750%, 7/01/25 No Opt. Call 3,624,051
135 (e) 5.750%, 7/01/25, (ETM) No Opt. Call 138,442
8,970 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/46
10/33 at 100.00 9,391,503
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
1,065 4.250%, 5/15/40 5/25 at 100.00 1,065,286
5,000 5.000%, 5/15/47 5/25 at 100.00 5,022,658
1,000 (e) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 4.250%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 1,000,136
3,275 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40
6/30 at 100.00 3,541,597
Total Louisiana 40,051,807
Maine - 1.5% (0.9% of Total Investments)
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
5,505 4.000%, 7/01/41 7/26 at 100.00 4,680,336
10,265 4.000%, 7/01/46 7/26 at 100.00 8,188,081
10,000 (e) Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Mainehealth Issue, Series 2015, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 10,015,427
4,500 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.200%, 11/15/51
5/30 at 100.00 2,550,020
8,885 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.600%, 11/15/46
11/30 at 100.00 6,107,764
7,695 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.800%, 11/15/45
5/29 at 100.00 5,532,531
915 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 591,305
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2023A, 4.600%, 11/15/48
5/32 at 100.00 2,004,279
2,480 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2023B-1, 4.750%, 11/15/43
5/33 at 100.00 2,505,005
Total Maine 42,174,748
Maryland - 1.9% (1.2% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,280 5.000%, 9/01/33 9/27 at 100.00 1,285,327
3,050 5.000%, 9/01/39 9/27 at 100.00 2,933,413
3,025 5.000%, 9/01/46 9/27 at 100.00 2,735,118

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,000 (c) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.375%, 2/15/39
2/26 at 100.00 $ 935,111
Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C
:
6,600 2.450%, 9/01/41 9/30 at 100.00 4,822,097
12,000 2.550%, 9/01/44 9/30 at 100.00 8,532,866
7,975 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 6,461,864
13,315 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 13,393,080
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 4,047,958
1,500 (e) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 1,501,196
Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016
:
2,000 (c) 4.750%, 7/01/36 1/26 at 100.00 2,004,911
2,300 (c) 5.000%, 7/01/46 1/26 at 100.00 2,238,027
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B
:
1,335 4.250%, 11/01/37 11/24 at 103.00 1,188,012
1,250 4.500%, 11/01/43 11/24 at 103.00 1,090,796
2,650 5.000%, 11/01/47 11/24 at 103.00 2,392,419
Total Maryland 55,562,195
Massachusetts - 2.9% (1.7% of Total Investments)
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
2,245 5.250%, 7/01/34 7/24 at 100.00 2,064,624
6,195 5.500%, 7/01/44 7/24 at 100.00 5,546,555
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017
:
8,200 (c) 4.125%, 10/01/42 5/24 at 104.00 7,379,282
3,000 (c) 5.000%, 10/01/57 5/24 at 104.00 2,900,625
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015
:
1,000 4.500%, 1/01/45 1/25 at 100.00 926,580
2,085 5.000%, 1/01/45 1/25 at 100.00 2,085,164
4,035 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 4.000%, 10/01/46
10/26 at 100.00 3,408,763
900 (c) Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46
7/30 at 100.00 837,404
6,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 7,204,265
7,405 (f) Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%,
7/01/32, (UB)
No Opt. Call 8,943,765
2,785 Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D,
3.875%, 12/01/39
6/24 at 100.00 2,597,911
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1
:
3,340 2.375%, 12/01/46 6/30 at 100.00 2,120,929

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 3,600 2.450%, 12/01/51 6/30 at 100.00 $ 2,131,493
8,310 2.550%, 12/01/56 6/30 at 100.00 4,903,651
4,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.300%, 12/01/44
6/30 at 100.00 2,989,857
3,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2023-227, 4.900%, 12/01/48
6/32 at 100.00 3,027,997
Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2024-234
:
2,220 4.700%, 12/01/49, (WI/DD) 6/33 at 100.00 2,226,582
385 4.750%, 12/01/54, (WI/DD) 6/33 at 100.00 386,048
3,345 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.000%, 4/01/50
4/31 at 100.00 1,933,999
7,900 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A, 5.000%, 1/01/49
1/34 at 100.00 8,480,459
10,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, 5.000%, 6/01/53
6/33 at 100.00 10,658,791
140 Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA
Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29
5/24 at 100.00 141,389
Total Massachusetts 82,896,133
Michigan - 2.6% (1.5% of Total Investments)
4,120 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call 4,381,661
1,565 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 1,524,109
10,880 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Refunding Series 2024A, 5.000%, 7/01/54
7/34 at 100.00 11,609,751
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015
:
4,495 (e) 4.000%, 11/15/35, (Pre-refunded 5/15/25) 5/25 at 100.00 4,509,793
2,410 (e) 4.000%, 11/15/36, (Pre-refunded 5/15/25) 5/25 at 100.00 2,417,931
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI
:
3,595 5.000%, 12/01/45 6/26 at 100.00 3,637,938
145 (e) 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 149,855
2,705 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 2,814,004
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1,
4.000%, 6/01/49
12/30 at 100.00 893,415
5,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023B, 4.800%, 12/01/43
12/32 at 100.00 5,080,125
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A
:
21,675 2.350%, 12/01/46 12/30 at 100.00 14,175,730
8,280 2.500%, 6/01/52 12/30 at 100.00 5,369,628
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 2.625%, 10/15/56
10/31 at 100.00 6,197,130
5,080 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/47
10/33 at 100.00 4,848,441

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D
:
$ 3,550 5.000%, 12/01/40 12/25 at 100.00 $ 3,586,956
2,730 5.000%, 12/01/45 12/25 at 100.00 2,747,713
Total Michigan 73,944,180
Minnesota - 2.0% (1.2% of Total Investments)
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A
:
155 4.000%, 8/01/36 8/26 at 100.00 141,187
440 4.000%, 8/01/41 8/26 at 100.00 374,051
1,745 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34
3/25 at 100.00 1,674,174
1,720 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 1,720,433
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
8,520 4.250%, 2/15/43 2/28 at 100.00 8,116,304
24,760 4.250%, 2/15/48 2/28 at 100.00 23,196,659
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A
:
340 5.250%, 6/01/42 6/32 at 100.00 315,259
215 5.500%, 6/01/57 6/32 at 100.00 193,657
1,400 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 1,314,301
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 4.250%, 1/01/52
1/32 at 100.00 957,177
2,005 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
4.000%, 1/01/49
1/34 at 100.00 1,853,204
2,225 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.700%, 7/01/44
7/29 at 100.00 1,622,824
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I
:
2,320 2.150%, 7/01/45 1/30 at 100.00 1,464,660
3,625 2.200%, 1/01/51 1/30 at 100.00 2,182,669
5,585 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.550%, 1/01/46
1/31 at 100.00 3,864,985
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A
:
405 5.000%, 4/01/36 4/26 at 100.00 366,048
605 5.000%, 4/01/46 4/26 at 100.00 490,051
1,395 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 1,377,463
60 Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series
2015B, 4.250%, 4/01/25
5/24 at 100.00 59,643
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
2,785 (e) 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 2,839,462
3,190 (e) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 3,252,382
Total Minnesota 57,376,593

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi - 0.8% (0.5% of Total Investments)
$ 3,900 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 $ 2,349,956
1,905 (e) Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call 1,908,862
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.125%, 12/01/44
6/30 at 100.00 637,130
13,000 (f) Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2023C, 4.650%, 12/01/48, (UB)
6/32 at 100.00 13,061,346
4,250 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A, 4.550%, 12/01/49
12/32 at 100.00 4,210,523
Total Mississippi 22,167,817
Missouri - 2.0% (1.2% of Total Investments)
800 Chesterfield Valley Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31
5/24 at 100.00 790,689
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
4.375%, 12/01/58
12/33 at 100.00 1,928,291
Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016
:
400 (c) 5.000%, 4/01/36 4/26 at 100.00 378,411
1,520 (c) 5.000%, 4/01/46 4/26 at 100.00 1,330,120
15,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/28 - AMBAC
Insured
No Opt. Call 12,994,852
4,345 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/50
5/27 at 100.00 3,444,071
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
1,575 (c) 5.750%, 6/01/35 6/25 at 100.00 1,476,608
1,055 (c) 6.000%, 6/01/46 6/25 at 100.00 955,604
1,655 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 4.000%,
11/15/48
5/28 at 100.00 1,573,505
5,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 5,028,935
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52
12/33 at 100.00 1,047,718
15 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/44
2/29 at 100.00 14,396
1,255 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2023C,
4.950%, 11/01/48
5/32 at 100.00 1,271,012
3,470 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2023E,
5.150%, 11/01/53
11/32 at 100.00 3,543,622
Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2024A
:
1,605 4.600%, 11/01/49 5/33 at 100.00 1,592,614
270 4.700%, 11/01/54 5/33 at 100.00 268,593

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 405 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
5/24 at 100.00 $ 405,244
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A
:
1,650 5.000%, 12/01/35 12/25 at 100.00 1,578,585
455 5.125%, 12/01/45 12/25 at 100.00 401,639
4,125 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 4,586,741
15,350 Springfield Public Building Corporation, Missouri, Lease Revenue Bonds,
Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 - AMBAC
Insured
No Opt. Call 11,625,587
Total Missouri 56,236,837
Montana - 0.4% (0.2% of Total Investments)
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A
:
1,175 5.250%, 5/15/37 5/25 at 102.00 1,058,633
375 5.250%, 5/15/47 5/25 at 102.00 307,079
Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A
:
3,090 4.550%, 12/01/48 12/32 at 100.00 3,081,302
2,250 4.700%, 6/01/53 12/32 at 100.00 2,248,442
2,000 Montana Board of Housing, Single Family Mortgage Bonds, Series 2023B,
4.875%, 12/01/48
12/32 at 100.00 2,018,926
Montana Board of Housing, Single Family Mortgage Bonds, Series 2023C
:
2,200 4.600%, 12/01/43 12/32 at 100.00 2,221,435
1,000 4.850%, 12/01/48 12/32 at 100.00 1,009,014
Total Montana 11,944,831
Nebraska - 1.2% (0.7% of Total Investments)
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015
:
2,125 4.125%, 11/01/36 11/25 at 100.00 2,132,444
1,765 5.000%, 11/01/45 11/25 at 100.00 1,779,220
3,865 5.000%, 11/01/48 11/25 at 100.00 3,888,988
7,825 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.700%, 9/01/43
3/29 at 100.00 5,884,004
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A
:
5,000 (f) 4.550%, 9/01/48, (UB) 3/32 at 100.00 4,977,071
5,000 (f) 4.600%, 9/01/53, (UB) 3/32 at 100.00 4,874,570
3,250 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023C, 4.650%, 9/01/48
9/32 at 100.00 3,265,180
6,800 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 6,493,877
Total Nebraska 33,295,354
Nevada - 1.1% (0.6% of Total Investments)
410 (c) Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38
12/25 at 100.00 404,541
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-21 Black Mountain Ranch, Series 2022
:
740 3.500%, 9/01/45 9/31 at 100.00 533,363
495 4.000%, 9/01/51 9/31 at 100.00 381,986

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 20,270 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 $ 19,051,566
2,150 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/36
7/27 at 100.00 2,168,814
875 (c) Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35
5/24 at 100.00 844,282
500 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A,
5.000%, 7/15/37
7/25 at 100.00 500,420
3,950 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
4.000%, 6/01/43
12/28 at 100.00 3,701,939
3,000 (c) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58
7/38 at 31.26 381,430
3,210 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/51
7/30 at 100.00 3,161,715
Total Nevada 31,130,056
New Hampshire - 1.3% (0.8% of Total Investments)
11,830 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 10,837,304
11,812 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-1 Class A, 4.375%, 9/20/36
No Opt. Call 11,401,942
5,000 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018B, 4.625%, 11/01/42
5/24 at 100.00 4,474,712
5,630 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40)
7/25 at 100.00 4,436,713
500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40
10/26 at 100.00 503,138
2,350 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2023D, 5.125%, 7/01/53
7/32 at 100.00 2,394,183
4,000 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2024A, 4.650%, 7/01/49
1/33 at 100.00 3,998,593
Total New Hampshire 38,046,585
New Jersey - 5.8% (3.5% of Total Investments)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB
:
34,310 (e) 5.500%, 6/15/29, (Pre-refunded 12/15/26) 12/26 at 100.00 36,325,459
2,110 (e) 5.500%, 6/15/30, (Pre-refunded 12/15/26) 12/26 at 100.00 2,233,947
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1
:
6,835 5.500%, 9/01/24 - AMBAC Insured No Opt. Call 6,864,658
5,045 5.500%, 9/01/28 - NPFG Insured No Opt. Call 5,489,722
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
11,335 (e),(f) 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 11,560,913
655 (e) 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 668,055
2,305 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 2,306,391

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,050 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call $ 1,859,521
20,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/33 - AGM Insured
No Opt. Call 14,052,952
10,970 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/44
6/24 at 100.00 10,972,463
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
13,690 4.750%, 6/15/38 6/25 at 100.00 13,793,200
7,935 5.000%, 6/15/45 6/25 at 100.00 7,980,000
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.250%, 6/15/43
12/28 at 100.00 5,194,723
33,200 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-
1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call 34,070,245
5,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 4.000%, 11/01/50
11/30 at 100.00 4,450,974
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
1,420 5.000%, 6/01/46 6/28 at 100.00 1,451,988
1,580 5.250%, 6/01/46 6/28 at 100.00 1,636,170
3,180 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 3,211,364
1,330 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/26 - AGM Insured
No Opt. Call 1,361,678
Total New Jersey 165,484,423
New Mexico - 0.2% (0.1% of Total Investments)
3,345 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 2,143,312
1,055 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023C, 4.650%, 9/01/48
9/32 at 100.00 1,059,928
Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2019A
:
670 5.000%, 5/15/44 5/26 at 103.00 618,146
1,200 5.000%, 5/15/49 5/26 at 103.00 1,065,336
1,000 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40
5/29 at 103.00 906,840
Total New Mexico 5,793,562
New York - 9.7% (5.8% of Total Investments)
Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A
:
1,000 6.400%, 2/01/43 2/33 at 100.00 1,006,523
2,270 6.650%, 2/01/53 2/33 at 100.00 2,287,633
10,400 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A, 5.000%, 11/01/48
11/33 at 100.00 11,308,929
14,325 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45
9/25 at 100.00 14,325,620
1,350 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 1,430,775
9,320 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55
12/30 at 100.00 8,331,280

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 7,390 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/55
12/30 at 100.00 $ 6,103,790
14,215 (f) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52, (UB)
5/32 at 100.00 13,646,827
785 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG
Insured
No Opt. Call 785,684
9,700 Dormitory Authority of the State of New York, Revenue Bonds, Columbia
University, Series 2017A, 5.000%, 10/01/47
No Opt. Call 11,126,962
4,070 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 4,080,934
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015
:
2,700 (c) 5.000%, 12/01/40 6/25 at 100.00 2,554,472
5,600 (c) 5.000%, 12/01/45 6/25 at 100.00 5,066,699
2,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 2,138,048
2,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.570%, 2/01/41
2/30 at 100.00 1,984,751
2,695 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 2,637,056
2,965 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 2,998,693
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A
:
400 5.530%, 2/01/40 2/30 at 100.00 375,939
1,270 5.730%, 2/01/50 2/30 at 100.00 1,152,792
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
1,210 4.450%, 2/01/41 2/30 at 100.00 981,399
2,380 4.600%, 2/01/51 2/30 at 100.00 1,787,960
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
2,790 5.000%, 11/15/50 5/30 at 100.00 2,882,345
3,155 5.250%, 11/15/55 5/30 at 100.00 3,279,249
7,660 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2, 4.000%, 11/15/47
11/30 at 100.00 7,023,872
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49
11/30 at 100.00 4,534,550
14,915 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Refunding Series 2024A, 4.000%, 11/15/48 - BAM Insured
5/34 at 100.00 13,876,613
2,210 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call 2,223,743
7,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 4.000%,
11/15/45
11/30 at 100.00 6,998,852
3,585 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 2,781,231

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,000 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014, 5.000%, 7/01/31
7/24 at 100.00 $ 1,001,161
20,000 New York City Housing Development Corporation, New York,  Sustainable
Impact Revenue Bonds, Williamsburg Housing Preservation LP, Series
2020A, 2.800%, 2/01/50
2/28 at 100.00 13,564,670
5,000 New York City Housing Development Corporation, New York, House
Impact Revenue Bonds, Green Series 2023A, 4.800%, 2/01/53
8/31 at 100.00 5,018,628
10,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Series 2023B-2, 3.670%, 5/01/54,
(Mandatory Put 5/07/24)
4/24 at 100.00 10,000,000
11,570 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46
6/25 at 100.00 11,656,682
10,000 (f) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series DD, 4.125%, 6/15/46, (UB)
6/33 at 100.00 9,830,155
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/38
5/34 at 100.00 5,682,507
5 New York City, New York, General Obligation Bonds, Fiscal Series 2005M,
5.000%, 4/01/26 - FGIC Insured
5/24 at 100.00 5,005
28,615 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 28,360,618
20,445 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.125%, 9/15/50
3/30 at 100.00 15,409,748
2,560 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second Priority
Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 2,273,881
3,500 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.050%,
11/01/49
5/28 at 100.00 2,573,712
6,500 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 211, 3.750%, 10/01/43
4/27 at 100.00 5,861,361
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 252
:
2,140 4.550%, 10/01/48 4/33 at 100.00 2,135,636
2,000 4.650%, 10/01/53 4/33 at 100.00 1,990,129
1,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 947,261
4,500 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1, 5.250%, 11/15/53
11/33 at 100.00 4,870,847
10,060 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57
11/32 at 100.00 9,391,580
7,110 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 6,325,883
Total New York 276,612,685
North Carolina - 0.4% (0.3% of Total Investments)
North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Social Series 53-A
:
3,980 4.375%, 7/01/44 7/32 at 100.00 3,913,019

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
$ 5,000 4.550%, 1/01/50 7/32 at 100.00 $ 4,924,232
2,070 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Series 52-A, 4.900%, 7/01/43
7/32 at 100.00 2,110,043
2,150 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Aldersgate United Retirement Community Inc.,
Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 1,666,411
Total North Carolina 12,613,705
North Dakota - 2.3% (1.4% of Total Investments)
9,950 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48
2/28 at 100.00 9,321,759
4,525 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 4,491,317
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
1,000 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 761,728
5,000 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 3,617,980
1,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 938,555
2,000 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023A,, 5.000%, 5/01/48
5/31 at 100.00 1,890,404
3,820 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.500%, 7/01/44
1/30 at 100.00 2,690,924
980 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2022F, 4.250%, 1/01/47
1/32 at 100.00 936,146
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023A, 4.700%, 7/01/47
7/32 at 100.00 1,006,681
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D
:
1,500 4.500%, 7/01/43 7/32 at 100.00 1,511,251
560 4.550%, 7/01/48 7/32 at 100.00 558,681
2,750 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023F, 5.100%, 7/01/48
1/33 at 100.00 2,765,021
1,300 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.750%, 1/01/52
7/33 at 100.00 1,300,637
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
8,300 5.000%, 6/01/38 6/28 at 100.00 7,836,597
1,700 5.000%, 6/01/43 6/28 at 100.00 1,532,937
28,050 5.000%, 6/01/53 6/28 at 100.00 23,563,997
2,501 (d) Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38
5/24 at 100.00 1,250,340
Total North Dakota 65,974,955
Ohio - 8.9% (5.3% of Total Investments)
2,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health Obligated Group, Refunding
Series 2020, 3.000%, 11/15/40
11/30 at 100.00 1,530,941
50,220 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 4,978,997

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
$ 53,590 3.000%, 6/01/48 6/30 at 100.00 $ 39,224,627
8,680 4.000%, 6/01/48 6/30 at 100.00 7,740,272
30,950 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 28,059,939
Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks
Lutheran Services, Refunding & Improvement Series 2017
:
2,750 5.250%, 11/01/37 11/27 at 100.00 2,690,214
3,200 5.250%, 11/01/47 11/27 at 100.00 2,884,845
4,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 3,977,806
37,150 (f) Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel
Project,  Series 2014, 4.375%, 12/01/44, (UB)
6/24 at 100.00 35,792,972
Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare
Project, Series 2019A
:
1,165 4.000%, 9/01/40 9/29 at 100.00 980,512
1,750 4.000%, 9/01/45 9/29 at 100.00 1,373,091
2,000 5.000%, 9/01/49 9/29 at 100.00 1,752,354
1,890 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Series 2024, 4.000%,
12/01/53
12/33 at 100.00 1,764,311
4,590 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 4,301,486
4,065 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017A, 3.250%, 12/01/42
12/27 at 100.00 3,393,923
Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007
:
4,380 5.250%, 12/01/27 - AGM Insured No Opt. Call 4,652,311
6,000 5.250%, 12/01/31 - AGM Insured No Opt. Call 6,701,039
12,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
5/24 at 100.00 10,767,938
25,880 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33
No Opt. Call 26,806,973
490 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/50
1/30 at 100.00 501,675
4,285 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.650%,
9/01/54
9/33 at 100.00 4,234,962
1,270 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 1,473,570
20,505 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 21,239,450
20,480 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 21,213,555

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 2,965 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 $ 2,394,578
1,930 Shaker Heights City School District, Ohio, General Obligation Bonds,
School Facilities Improvement Series 2024, 4.375%, 12/15/61
6/34 at 100.00 1,882,098
1,330 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 1,325,170
9,495 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 10,221,966
Total Ohio 253,861,575
Oklahoma - 1.0% (0.6% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
3,965 5.500%, 8/15/52 8/28 at 100.00 4,032,282
20,510 5.500%, 8/15/57 8/28 at 100.00 20,873,895
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022
:
1,150 5.500%, 8/15/41 8/32 at 100.00 1,161,451
1,390 5.500%, 8/15/44 8/32 at 100.00 1,389,456
2,340 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 2,295,577
315 University Oklahoma, General Revenue Bonds, Refunding Series 2024A,
4.125%, 7/01/54 - BAM Insured
No Opt. Call 303,015
Total Oklahoma 30,055,676
Oregon - 0.1% (0.1% of Total Investments)
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A
:
500 5.125%, 11/15/40 11/25 at 102.00 481,899
220 5.250%, 11/15/50 11/25 at 102.00 202,039
315 5.375%, 11/15/55 11/25 at 102.00 290,179
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A
:
1,000 (e) 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 1,005,193
800 (e) 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 804,479
Total Oregon 2,783,789
Pennsylvania - 4.7% (2.8% of Total Investments)
15,595 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 14,422,615
2,540 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 2,506,753
13,235 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 13,510,509
9,365 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 7,398,680

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 18,970 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 $ 9,751,215
Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016
:
2,410 5.125%, 3/15/36 3/27 at 100.00 2,429,078
6,420 5.125%, 3/15/46 3/27 at 100.00 6,070,213
1,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 950,100
9,325 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 9,212,058
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
435 5.000%, 1/01/29 1/25 at 100.00 436,833
395 (e) 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 397,808
170 (e) 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 171,209
1,500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis
Homes Retirement Community Project, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 1,380,388
1,750 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,658,902
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
11,030 (e) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 11,139,477
1,200 (e) 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 1,211,911
3,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.100%, 10/01/44
4/29 at 100.00 2,820,650
3,415 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A, 2.500%, 10/01/50
10/30 at 100.00 2,143,242
13,550 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Series 2018A, 5.250%, 12/01/44
12/28 at 100.00 14,185,850
3,205 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 3,229,299
11,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 11,676,688
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 15,153,423
2,675 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 2,511,926
Total Pennsylvania 134,368,827
Puerto Rico - 7.4% (4.4% of Total Investments)
4,934 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call 1,445,883
9,761 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 1,891,280
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
8,000 (c) 5.000%, 7/01/35 7/30 at 100.00 8,408,436
14,625 (c) 5.000%, 7/01/47 7/30 at 100.00 14,817,379

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
$ 10,090 (c) 5.000%, 7/01/33 7/31 at 100.00 $ 10,731,968
5,000 (c) 5.000%, 7/01/37 7/31 at 100.00 5,226,230
7,510 (c) 4.000%, 7/01/42 7/31 at 100.00 7,011,506
8,070 (c) 4.000%, 7/01/47 7/31 at 100.00 7,267,933
145 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call 145,108
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
2,000 0.000%, 7/01/29 7/28 at 98.64 1,640,849
49 0.000%, 7/01/33 7/28 at 86.06 33,872
837 4.500%, 7/01/34 7/25 at 100.00 840,253
4,709 4.550%, 7/01/40 7/28 at 100.00 4,715,815
51,297 0.000%, 7/01/46 7/28 at 41.38 16,085,472
26,407 0.000%, 7/01/51 7/28 at 30.01 6,054,964
12,700 4.750%, 7/01/53 7/28 at 100.00 12,426,391
27,303 5.000%, 7/01/58 7/28 at 100.00 27,306,219
723 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019B-2, 4.536%, 7/01/53
7/28 at 100.00 683,515
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
11,484 4.329%, 7/01/40 7/28 at 100.00 11,246,638
7,385 4.329%, 7/01/40 7/28 at 100.00 7,232,360
6,889 4.784%, 7/01/58 7/28 at 100.00 6,756,674
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
5,761 5.625%, 7/01/29 No Opt. Call 6,216,393
3,969 5.750%, 7/01/31 No Opt. Call 4,431,732
21,778 0.000%, 7/01/33 7/31 at 89.94 14,289,445
10,302 4.000%, 7/01/33 7/31 at 103.00 10,154,174
8,816 4.000%, 7/01/35 7/31 at 103.00 8,552,580
10,216 4.000%, 7/01/37 7/31 at 103.00 9,790,725
4,295 4.000%, 7/01/41 7/31 at 103.00 3,996,056
1,473 4.000%, 7/01/46 7/31 at 103.00 1,328,128
Total Puerto Rico 210,727,978
Rhode Island - 2.2% (1.3% of Total Investments)
3,430 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.100%, 10/01/44
4/29 at 100.00 2,696,109
11,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.550%, 10/01/42
4/31 at 100.00 8,172,990
295,135 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/24 at 19.06 51,122,074
2,595 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 2,570,496
Total Rhode Island 64,561,669
South Carolina - 2.6% (1.6% of Total Investments)
7,600 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured
No Opt. Call 5,770,290
4,500 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2024A, 4.250%, 1/01/59
1/34 at 100.00 4,189,542
1,185 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022B, 4.350%, 7/01/47
7/31 at 100.00 1,154,526

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 975 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.900%, 7/01/48
7/32 at 100.00 $ 985,016
1,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2024A, 4.625%, 7/01/49
1/33 at 100.00 998,176
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A
:
890 5.000%, 4/01/49 4/26 at 103.00 831,128
1,165 4.000%, 4/01/54 4/26 at 103.00 863,497
1,630 5.000%, 4/01/54 4/26 at 103.00 1,490,946
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020
:
400 (c) 5.000%, 1/01/40 1/30 at 100.00 373,970
1,000 (c) 5.000%, 1/01/55 1/30 at 100.00 856,734
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding Series
2017B
:
1,000 5.000%, 5/01/37 5/24 at 103.00 893,975
750 5.000%, 5/01/42 5/24 at 103.00 627,463
405 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 4.250%, 2/01/48
2/33 at 100.00 397,756
30,325 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 30,345,393
7,565 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 3.000%, 12/01/41
- BAM Insured
12/30 at 100.00 6,103,709
4,985 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 4,835,165
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 4,465,403
10,170 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55
12/25 at 100.00 10,192,057
Total South Carolina 75,374,746
South Dakota - 0.6% (0.4% of Total Investments)
3,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 3,850,155
6,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.500%, 11/01/42
11/30 at 100.00 4,407,060
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A
:
6,250 (f) 4.350%, 11/01/43, (UB) 11/31 at 100.00 6,115,327
4,000 (f) 4.550%, 5/01/48, (UB) 11/31 at 100.00 3,982,309
Total South Dakota 18,354,851
Tennessee - 0.8% (0.5% of Total Investments)
1,350 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/39
10/24 at 100.00 1,349,947
1,490 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019,
4.000%, 11/15/48
2/29 at 100.00 1,321,629

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 2,645 (d) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.500%, 7/01/37
7/27 at 100.00 $ 1,827,087
4,100 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 4,311,487
830 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.550%, 1/01/45
7/29 at 100.00 583,850
10,000 (f) Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-3A, 5.350%, 7/01/48, (UB)
7/32 at 100.00 10,308,726
345 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A, 4.800%, 7/01/54
1/33 at 100.00 346,619
1,500 (f) Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448, 4.550%, 7/01/48,
(UB)
7/32 at 100.00 1,496,466
10,000 (c),(d) The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47
6/27 at 100.00 435,000
Total Tennessee 21,980,811
Texas - 13.5% (8.1% of Total Investments)
7,670 Aldine Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/15/49
2/34 at 100.00 7,325,857
5,480 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 5,547,608
1,160 Bexar County, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2023, 4.000%, 6/15/46
6/33 at 100.00 1,118,014
2,500 Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas,
Hospital Mortgage Revenue Bonds, Refunding & Improvement Series
2015, 5.000%, 12/01/45
12/25 at 100.00 2,208,549
16,280 (f) Board of Regents of the University of Texas System, Revenue Financing
System Bonds, Series 2019B, 5.000%, 8/15/49, (UB)
No Opt. Call 18,345,209
945 Board of Regents of the University of Texas System, Revenue Financing
System Bonds, Series 2024A, 4.000%, 8/15/49, (WI/DD)
8/33 at 100.00 905,688
2,180 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
9/24 at 102.00 2,220,619
3,855 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
9/24 at 102.00 3,940,324
350 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 6.250%, 9/01/45
9/24 at 100.00 350,704
3,335 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 3,463,404
5,390 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 5.000%, 1/01/46
1/31 at 100.00 5,616,439
13,685 (e) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 13,917,927
6,375 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2016, 3.375%, 1/01/41
1/26 at 100.00 5,514,204
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A
:
765 4.350%, 12/01/42 5/24 at 100.00 693,022

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 685 4.400%, 12/01/47 5/24 at 100.00 $ 594,738
4,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 3,893,091
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
380 5.750%, 9/01/28 9/24 at 102.00 387,594
710 6.500%, 9/01/46 9/24 at 102.00 724,900
7,305 Conroe Independent School District, Montgomery County, Texas, General
Obligation Bonds, School Building Series 2024, 5.000%, 2/15/49
2/34 at 100.00 7,835,040
400 (e) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 401,378
12,000 (f) Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 12,728,849
1,260 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
5/24 at 100.00 1,259,955
6,010 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
5/24 at 100.00 5,972,017
525 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2024,
4.000%, 2/15/49, (WI/DD)
2/34 at 100.00 502,991
2,490 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2023A, 4.375%, 10/01/53 - BAM Insured
10/32 at 100.00 2,419,316
1,535 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2024, 4.375%, 10/01/54 - BAM Insured
10/33 at 100.00 1,475,668
7,305 Greenville, Texas, General Obligation Bonds, Series 2024, 4.125%,
2/15/51 - AGM Insured
No Opt. Call 6,926,218
3,105 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 3,123,973
1,000 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement, Green Series 2023A, 4.000%, 9/15/48
9/33 at 100.00 954,585
4,080 (c) Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender
Option Bond Trust 2015-XF0074, 6.726%, 8/15/32 - AGM Insured, (IF)
No Opt. Call 6,103,314
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
11/31 at 44.13 1,739,506
3,775 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/53
11/24 at 100.00 3,665,796
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
14,055 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 7,632,867
1,940 (e) 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 1,055,658
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A
:
2,295 0.000%, 12/01/42 12/31 at 68.27 913,477
3,000 0.000%, 12/01/43 12/31 at 65.48 1,123,381
3,000 0.000%, 12/01/44 12/31 at 62.57 1,051,401
4,000 0.000%, 12/01/45 12/31 at 59.85 1,318,300
7,165 0.000%, 12/01/46 12/31 at 57.36 2,218,477
7,580 0.000%, 12/01/47 12/31 at 55.10 2,202,778
7,095 0.000%, 12/01/48 12/31 at 52.91 1,942,558
7,550 0.000%, 12/01/49 12/31 at 50.78 1,927,119
5,140 0.000%, 12/01/50 12/31 at 48.73 1,227,785
4,000 0.000%, 12/01/51 12/31 at 46.73 893,296

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 5,000 Houston Higher Education Finance Corporation, Texas, Education
Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44
8/25 at 100.00 $ 4,761,838
100 Houston Higher Education Finance Corporation, Texas, Revenue Bonds,
Rice University, Series 2024, 5.000%, 5/15/34
No Opt. Call 117,073
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
4,090 0.000%, 9/01/26 - AMBAC Insured No Opt. Call 3,739,014
4,865 0.000%, 9/01/27 - AGM Insured No Opt. Call 4,287,253
4,715 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2015, 5.000%, 9/01/40
9/24 at 100.00 4,718,038
17,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call 20,677,472
2,895 Humble Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/34 at 100.00 2,731,922
6,545 Hurst-Euless-Bedford Independent School District, Tarrant County, Texas,
General Obligation Bonds, School Building Series 2024, 4.000%, 8/15/50
8/34 at 100.00 6,161,013
3,450 Judson Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/01/53
2/34 at 100.00 3,227,260
940 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/30
8/25 at 100.00 949,419
6,665 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/58
2/33 at 100.00 7,026,691
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2015, 5.000%, 5/15/45
5/25 at 100.00 1,007,462
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
3,095 5.750%, 12/01/33 12/25 at 100.00 3,121,186
3,125 6.125%, 12/01/38 12/25 at 100.00 3,145,744
6,465 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/33 at 100.00 6,045,376
2,865 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2024, 4.000%, 7/01/55
7/34 at 100.00 2,620,489
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series
2016
:
2,335 5.000%, 11/01/46 5/24 at 103.00 1,851,957
6,015 5.000%, 11/01/51 5/24 at 103.00 4,633,273
745 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 639,869
210 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 215,778
4,530 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
5/24 at 100.00 4,337,921

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 820 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 $ 841,797
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
2,590 (e) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 3,164,618
3,910 (e) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 4,799,866
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 2,008,998
2,850 Northside Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2024A, 4.000%, 8/15/49, (WI/
DD)
No Opt. Call 2,735,606
5,410 Prosper Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/34 at 100.00 5,070,858
610 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
5/24 at 100.00 575,954
1,080 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edwards University Project, Series 2016, 4.000%,
6/01/41
6/26 at 100.00 928,015
1,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding
New Series 2023B, 4.000%, 2/01/43
8/33 at 100.00 992,493
19,955 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 17,995,199
11,540 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/47
8/26 at 100.00 11,679,616
3,955 Texas City Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate Series
2012, 4.125%, 12/01/45
2/25 at 100.00 3,497,658
4,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024A, 5.000%, 1/01/49
1/33 at 100.00 4,024,333
2,565 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43
9/27 at 100.00 2,506,749
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A
:
7,155 2.250%, 9/01/46 3/30 at 100.00 4,576,118
6,905 2.350%, 9/01/51 3/30 at 100.00 4,337,913
2,415 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2023A, 4.600%, 9/01/43
9/32 at 100.00 2,438,343
4,000 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2023C, 5.125%, 9/01/53
9/32 at 100.00 4,076,456
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
5,810 4.000%, 12/31/36 12/30 at 100.00 5,884,327
2,735 4.000%, 6/30/37 12/30 at 100.00 2,756,187
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B
:
11,280 0.000%, 8/15/36 8/24 at 59.60 6,338,315
10,000 0.000%, 8/15/37 8/24 at 56.94 5,276,504
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 5,230 5.000%, 8/15/37 8/24 at 100.00 $ 5,238,765
31,775 5.000%, 8/15/42 8/24 at 100.00 31,794,507
5,500 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 5,554,528
4,400 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 4,178,463
1,000 Waxahachie Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53
8/33 at 100.00 972,662
500 Ysleta Independent School District Public Facility Corporation, Texas,
Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 -
AMBAC Insured
5/24 at 100.00 503,095
Total Texas 386,147,585
Utah - 0.4% (0.3% of Total Investments)
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
510 (c) 3.750%, 3/01/41 9/26 at 103.00 401,979
1,095 (c) 4.000%, 3/01/51 9/26 at 103.00 798,979
5,085 (c) Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 6.000%, 3/01/53
9/27 at 103.00 4,836,557
3,360 (c) MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51
12/26 at 103.00 2,366,528
500 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51
2/26 at 103.00 351,117
Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024A
:
2,185 4.750%, 1/01/44 7/32 at 100.00 2,205,120
1,735 5.000%, 1/01/54 7/32 at 100.00 1,750,809
Total Utah 12,711,089
Vermont - 0.1% (0.1% of Total Investments)
1,835 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/45
5/28 at 103.00 1,508,644
1,080 Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series
2023E, 4.800%, 11/01/43
11/32 at 100.00 1,096,766
Total Vermont 2,605,410
Virgin Islands - 0.2% (0.1% of Total Investments)
1,695 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
5/24 at 100.00 1,711,759
4,715 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52
10/29 at 104.00 4,511,653
Total Virgin Islands 6,223,412
Virginia - 1.9% (1.1% of Total Investments)
Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015
:
1,180 (e) 5.300%, 3/01/35, (Pre-refunded 3/01/25) 3/25 at 100.00 1,194,967
1,085 (e) 5.600%, 3/01/45, (Pre-refunded 3/01/25) 3/25 at 100.00 1,101,397
5,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A, 5.000%, 7/01/60
7/30 at 100.00 5,214,291

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 10,975 Isle Economic Development Authority, Wight County, Virginia, Health
System Revenue Bonds, Riverside Health System Series 2023, 4.750%,
7/01/53 - AGM Insured
7/33 at 100.00 $ 11,215,108
James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A
:
1,115 4.000%, 12/01/40 12/27 at 103.00 966,380
2,690 4.000%, 12/01/50 12/27 at 103.00 2,073,805
2,000 (c) Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45
9/27 at 100.00 1,837,309
370 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2024A, 4.000%,
2/01/44, (WI/DD)
2/34 at 100.00 362,065
1,000 (c) Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.250%, 7/01/35
7/25 at 100.00 1,001,714
12,150 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2024A, 4.000%, 7/01/54
7/34 at 100.00 11,279,917
Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023C
:
1,000 4.700%, 7/01/43 7/32 at 100.00 1,005,868
1,070 4.950%, 1/01/54 7/32 at 100.00 1,083,375
Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I
:
1,025 4.550%, 10/01/49 4/33 at 100.00 1,010,629
1,350 4.600%, 10/01/54 4/33 at 100.00 1,323,409
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 4.700%, 8/01/48
8/32 at 100.00 1,510,259
10,480 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 9,689,456
1,970 (c) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41
4/28 at 112.76 1,944,693
Total Virginia 53,814,642
Washington - 1.3% (0.7% of Total Investments)
5,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38
7/25 at 100.00 5,065,904
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014C
:
4,120 5.000%, 10/01/44 10/24 at 100.00 4,124,658
880 (e) 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 882,962
Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A
:
5,450 (c) 5.000%, 1/01/46 1/25 at 102.00 4,382,467
3,650 (c) 5.000%, 1/01/51 1/25 at 102.00 2,809,270
21,510 (f) Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/28 - NPFG Insured, (UB)
No Opt. Call 18,743,321
Total Washington 36,008,582

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia - 0.5% (0.3% of Total Investments)
$ 1,900 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37
6/27 at 100.00 $ 1,933,357
440 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43
6/31 at 100.00 378,562
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/43
1/29 at 100.00 941,812
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
2,750 (f) 4.250%, 6/01/47, (UB) 6/33 at 100.00 2,660,665
5,000 (f) 4.375%, 6/01/53, (UB) 6/33 at 100.00 4,786,299
3,000 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2023D, 4.600%, 11/01/43
11/32 at 100.00 3,029,000
2,000 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2024A, 4.550%, 11/01/49
5/33 at 100.00 1,983,072
Total West Virginia 15,712,767
Wisconsin - 4.6% (2.7% of Total Investments)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A
:
1,750 (c) 5.000%, 2/01/36 2/26 at 100.00 1,692,500
305 (c) 5.125%, 2/01/46 2/26 at 100.00 275,387
1,715 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49
6/26 at 100.00 1,464,219
500 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.125%,
6/15/47
6/24 at 100.00 439,968
1,480 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36
5/26 at 100.00 1,440,580
6,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.625%,
6/15/37
6/24 at 100.00 5,590,884
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A
:
1,000 (c) 5.500%, 6/15/37 6/27 at 100.00 1,015,946
1,790 (c) 5.625%, 6/15/47 6/27 at 100.00 1,795,194
1,500 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53
6/33 at 100.00 1,502,966
14,030 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52
10/32 at 100.00 12,679,768
35,100 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50
12/27 at 100.00 33,968,787
1,700 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47
10/27 at 100.00 170,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A
:
865 5.000%, 12/01/27 No Opt. Call 872,281
1,815 5.200%, 12/01/37 12/27 at 100.00 1,834,178

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
$ 1,225 (c) 5.000%, 4/01/40 4/30 at 100.00 $ 1,243,102
75 (c),(e) 5.000%, 4/01/40, (Pre-refunded 4/01/30) 4/30 at 100.00 82,719
4,520 (c) 5.000%, 4/01/50 4/30 at 100.00 4,455,203
245 (c),(e) 5.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 270,217
5,625 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48
6/26 at 100.00 5,215,737
2,500 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30
5/26 at 100.00 2,409,916
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012
:
11,000 5.000%, 6/01/32 5/24 at 100.00 11,005,374
1,000 5.000%, 6/01/39 5/24 at 100.00 1,000,229
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
2,405 4.000%, 10/01/51 10/28 at 102.00 1,754,106
3,845 4.000%, 10/01/61 10/28 at 102.00 2,627,630
1,450 (c) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40
6/26 at 100.00 1,442,152
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 800,869
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014
:
1,000 5.375%, 10/01/44 5/24 at 101.00 909,439
1,500 5.500%, 10/01/49 5/24 at 101.00 1,338,393
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 3,000,690
2,275 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 1,316,109
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 1,000,146
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54
11/26 at 103.00 1,475,571
10,520 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 9,604,342
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014
:
2,565 5.000%, 12/01/44 5/24 at 101.00 2,204,384
1,775 5.250%, 12/01/49 5/24 at 101.00 1,537,580
7,500 Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, 4.750%, 9/01/50, (UB)
3/33 at 100.00 7,525,654
Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A
:
2,800 3.150%, 11/01/44 11/28 at 100.00 2,170,515
3,000 3.200%, 11/01/49 11/28 at 100.00 2,265,013
Total Wisconsin 131,397,748
Wyoming - 0.2% (0.1% of Total Investments)
2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.400%, 12/01/43
6/32 at 100.00 2,502,323

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming (continued)
$ 3,585 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.700%, 12/01/43
6/32 at 100.00 $ 3,605,941
Total Wyoming 6,108,264
Total Municipal Bonds
(cost $4,832,710,385) 4,690,795,609
Shares Description (a) Value
X –
COMMON STOCKS - 1.6% (1.0% of Total Investments) X 46,064,665
Utilities - 1.6% (1.0% of Total Investments)
31,204 (i),(j) Talen Energy Supply LLC $ 3,086,606
19,359 (g),(j),(k) Vistra Vision 42,978,059
Total Utilities 46,064,665
Total Common Stocks
(cost $16,014,350) 46,064,665
Total Long-Term Investments
(cost $4,848,724,735) 4,736,860,274
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.8% (1.1% of Total Investments)
–
MUNICIPAL BONDS - 1.8% (1.1% of Total Investments) X 52,245,000
California - 0.2% (0.1% of Total Investments)
$ 5,105 (l) San Mateo County Transportation Authority, California, Sales Tax Revenue
Bonds, Limited Tax Variable Rate Demand Subordinate Series 2020B,
3.600%, 6/01/49, (Mandatory Put 5/7 /2024)
4/24 at 100.00 $ 5,105,000
Total California 5,105,000
Indiana - 0.4% (0.2% of Total Investments)
10,080 (c),(l) Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds,
CWA Authority Project, Tender Option Bond Trust Series 2023-XM1102,
3.830%, 10/01/28, (Mandatory Put 5/7/2024)
No Opt. Call 10,080,000
Total Indiana 10,080,000
Michigan - 0.7% (0.5% of Total Investments)
20,745 (l) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2023I, 3.870%, 4/15/58, (Mandatory Put 5/7/2024)
4/24 at 100.00 20,745,000
Total Michigan 20,745,000
New York - 0.2% (0.1% of Total Investments)
6,315 (l) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Adjustable Rate Series AA-2, 3.800%, 6/15/50
4/20 at 100.00 6,315,000
Total New York 6,315,000

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 0.3% (0.2% of Total Investments)
$ 10,000 (l) Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Weekly Rate Series 2012A, 3.750%, 5/15/34, (Mandatory Put
5/7/2024)
4/24 at 100.00 $ 10,000,000
Total Texas 10,000,000
Total Municipal Bonds
(cost $52,245,000) 52,245,000
Total Short-Term Investments
(cost $52,245,000) 52,245,000
Total Investments (cost $4,900,969,735 ) - 167.2% 4,789,105,274
Floating Rate Obligations - (7.2)% (206,715,000)
MFP Shares, Net - (18.0)%(m) (515,698,055)
VRDP Shares, Net- (43.1)%(n) (1,233,990,758)
Other Assets & Liabilities, Net -   1.1% 31,111,975
Net Assets Applicable to Common Shares - 100% $ 2,863,813,436
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $564,565,935 or 11.8% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(l) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(m) MFP Shares, Net as a percentage of Total Investments is 10.8%.
(n) VRDP Shares, Net as a percentage of Total Investments is 25.8%.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Municipal Credit Income Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 162.2%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 158 .5% ( 97 .7 % of Total Investments) X 4,157,429,090
Alabama - 1.3% (0.8% of Total Investments)
$ 15,310 (c) Alabama Corrections Institution Finance Authority, Revenue Bonds, Series
2022A, 5.250%, 7/01/52, (UB)
7/32 at 100.00 $ 16,277,151
8,585 (d) Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45
9/25 at 100.00 8,626,561
430 (e) Alabama Special Care Facilities Financing Authority, Birmingham,
Hospital Revenue Bonds, Daughters of Charity National Health System
- Providence Hospital and St. Vincent's Hospital, Series 1995, 5.000%,
11/01/25, (ETM)
5/24 at 100.00 449,960
2,280 (c) Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 2,304,866
2,720 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 2,748,082
340 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 349,192
2,945 (c) Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53, (UB)
10/33 at 100.00 3,154,277
Total Alabama 33,910,089
Alaska - 0.2% (0.1% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015
:
1,000 5.000%, 1/01/31, (AMT) 7/25 at 100.00 1,007,397
2,950 5.000%, 1/01/33, (AMT) 7/25 at 100.00 2,970,817
2,400 5.000%, 1/01/34, (AMT) 7/25 at 100.00 2,416,762
Total Alaska 6,394,976
Arizona - 1.2% (0.8% of Total Investments)
2,820 (e) Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42, (Pre-
refunded 12/01/24)
12/24 at 100.00 2,838,610
2,131 (d),(f) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41
7/27 at 100.00 1,640,888
3,185 (d) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39
7/25 at 100.00 3,132,078
10,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 10,100,123
Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue
Bonds, Mesa Project, Series 2012
:
400 5.000%, 7/01/27, (AMT) 5/24 at 100.00 400,133
950 5.000%, 7/01/32, (AMT) 5/24 at 100.00 950,479
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
1,790 5.375%, 7/01/46 7/26 at 100.00 1,721,256
2,140 5.500%, 7/01/51 7/26 at 100.00 2,057,979
2,060 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50
2/28 at 100.00 2,109,525

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 35 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 $ 33,210
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
50 5.000%, 12/01/32 No Opt. Call 52,614
7,235 5.000%, 12/01/37 No Opt. Call 7,695,210
Total Arizona 32,732,105
Arkansas - 1.2% (0.7% of Total Investments)
10,055 (d) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 10,182,880
12,410 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 12,762,743
6,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 5,875,262
2,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT)
9/27 at 103.00 1,959,453
Total Arkansas 30,780,338
California - 20.7% (12.8% of Total Investments)
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call 3,659,642
535 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 505,932
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 1,920,990
165 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 165,413
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election of 2004 Series 2005B
:
4,070 0.000%, 8/01/32 - FGIC Insured No Opt. Call 3,009,776
6,410 0.000%, 8/01/34 - FGIC Insured No Opt. Call 4,394,745
1,510 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 1,055,991
1,515 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49
8/29 at 100.00 1,421,946
1,295 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 5.000%, 6/01/36
5/24 at 100.00 1,269,652
22,650 (c) California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49, (UB)
11/26 at 100.00 22,935,503
3,500 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 3,340,326
825 (d) California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45
7/25 at 100.00 827,101
34,780 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 32,984,816

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 22,130 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call $ 22,005,685
2,000 (d) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 2,066,162
2,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/51
6/26 at 100.00 1,851,981
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
2,500 5.250%, 12/01/44 12/24 at 100.00 2,507,220
16,712 5.500%, 12/01/54 12/24 at 100.00 16,763,928
31,280 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 31,429,847
22,205 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 22,623,638
11 (f),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 10,617
7 (f),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 7,167
9,955 Capistrano Unified School District, Orange County, California, Special Tax
Bonds, Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 -
FGIC Insured
No Opt. Call 7,419,540
3,795 Colton Joint Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 - FGIC Insured
No Opt. Call 2,346,219
6,215 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 4,735,447
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1
:
2,330 (d) 3.000%, 7/01/43 7/32 at 100.00 1,795,916
10,145 (d) 3.125%, 7/01/56 7/32 at 100.00 6,697,554
3,005 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47
6/31 at 100.00 2,075,209
20,855 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 12,215,047
15,120 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 10,279,430
1,320 Davis, California, Special Tax Bonds, Community Facilities District 2015-1
Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,328,703
2,510 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 1, Series
2004B, 0.000%, 10/01/28 - NPFG Insured
No Opt. Call 2,171,684
3,360 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 2, Series
2002A, 0.000%, 7/01/27 - NPFG Insured
No Opt. Call 3,011,864

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call $ 2,632,486
3,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 5.800%, 1/15/26
No Opt. Call 3,109,444
4,505 Foothill-De Anza Community College District, Santa Clara County,
California, Election of 1999 General Obligation Bonds, Series A, 0.000%,
8/01/30 - NPFG Insured
No Opt. Call 3,734,834
2,315 Gateway Unified School District, California, General Obligation Bonds,
Series 2004B, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,758,351
3,170 (e) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/26 - AGM Insured, (ETM)
No Opt. Call 2,946,233
Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038
:
2,445 (c),(d),(e) 6.903%, 6/01/40, (Pre-refunded 6/01/25), (IF) 6/25 at 100.00 2,625,303
1,250 (c),(d) 6.904%, 6/01/40, (IF) 6/25 at 100.00 1,342,226
15,000 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 14,715,588
3,190 Hillsborough City School District, San Mateo County, California, General
Obligation Bonds, Series 2006B, 0.000%, 9/01/27
No Opt. Call 2,856,120
5,000 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2005, 0.000%, 8/01/31 - NPFG Insured
No Opt. Call 3,927,968
2,500 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,894,252
10,000 (c) Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A, 4.000%, 9/01/58 -
BAM Insured, (UB)
9/33 at 100.00 9,757,741
225 (h) Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 5.181%, 11/15/27 (TSFR3M*0.67%
reference rate + 1.450% spread)
No Opt. Call 226,044
12,000 (c) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT), (UB)
5/25 at 100.00 12,052,822
2,155 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/42,
(AMT)
11/31 at 100.00 2,273,621
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D
:
4,930 4.000%, 5/15/46, (AMT) 11/31 at 100.00 4,634,928
70 (e) 4.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 72,264
2,000 (e) Martinez Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-refunded 8/01/24)
8/24 at 100.00 2,010,660
1,000 (e) Mendocino-Lake Community College District, Mendocino and Lake
Counties, California, General Obligation Bonds, Election 2006, Series
2011B, 5.600%, 8/01/31, (Pre-refunded 8/01/26) - AGM Insured
8/26 at 100.00 1,054,006
10,000 Milpitas Municipal Financing Authority, California, Wastewater Revenue
Bonds, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 9,957,589
2,335 (d) Morongo Band of Mission Indians, California, Enterprise Revenue Bonds,
Series 2018A, 5.000%, 10/01/42
10/28 at 100.00 2,340,394
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A
:
1,030 5.875%, 8/01/28 2/28 at 100.00 1,143,073

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,320 (i) 0.000%, 8/01/43 8/35 at 100.00 $ 2,222,994
5,420 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call 6,767,021
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C
:
2,700 7.000%, 11/01/34 No Opt. Call 3,321,385
2,200 6.500%, 11/01/39 No Opt. Call 2,746,761
North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B
:
7,735 0.000%, 8/01/25 - FGIC Insured No Opt. Call 7,393,736
4,180 0.000%, 8/01/26 - FGIC Insured No Opt. Call 3,863,370
10,885 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/25
- FGIC Insured
No Opt. Call 10,411,134
7,750 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2022C, 4.000%, 8/01/47
8/30 at 100.00 7,752,550
6,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call 5,935,088
12,210 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 13,797,488
5,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 5,685,471
3,200 Redlands Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2003, 0.000%, 7/01/27 - AGM Insured
No Opt. Call 2,837,418
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM Insured
No Opt. Call 2,647,422
22,345 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.250%, 7/01/58, (AMT)
7/33 at 100.00 23,432,533
6,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Senior Series 2023A, 5.000%, 7/01/58
7/33 at 100.00 6,962,065
2,750 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,767,084
2,360 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 2,416,556
6,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/44, (AMT)
5/29 at 100.00 6,832,505
9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/44,
(AMT)
5/24 at 100.00 9,001,584
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D
:
25,670 5.000%, 5/01/43, (AMT) 5/28 at 100.00 26,151,631
33,485 (c) 5.000%, 5/01/48, (AMT), (UB) 5/28 at 100.00 33,822,304
5,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/50
1/32 at 100.00 4,692,703
2,700 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 2,717,903

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
$ 6,630 (e) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 $ 6,703,330
3,160 (e) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 3,194,951
5,760 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45
8/25 at 34.92 1,966,195
Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A
:
7,500 0.000%, 6/01/36 5/24 at 51.39 3,882,523
37,555 0.000%, 6/01/47 5/24 at 27.45 9,857,545
1,800 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27
- FGIC Insured
No Opt. Call 1,608,089
4,005 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 7.300%, 8/01/36 - AGM Insured
8/31 at 100.00 4,401,489
Total California 543,693,466
Colorado - 8.1% (5.0% of Total Investments)
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 926,171
1,101 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.500%, 12/01/36
5/24 at 101.00 1,103,721
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A
:
775 6.000%, 12/01/37 5/24 at 102.00 765,098
2,320 6.125%, 12/01/47 5/24 at 102.00 2,291,278
685 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
5/24 at 102.00 670,721
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
770 (d) 5.000%, 12/01/37 5/24 at 102.00 739,204
2,210 (d) 5.000%, 12/01/47 5/24 at 102.00 1,985,457
859 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 835,049
2,820 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/38
8/29 at 100.00 2,723,815
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,500 5.000%, 8/01/34 8/29 at 100.00 5,897,785
1,105 5.000%, 8/01/37 8/29 at 100.00 1,164,749
1,105 5.000%, 8/01/38 8/29 at 100.00 1,157,161
5,035 5.000%, 8/01/39 8/29 at 100.00 5,258,457
28,345 5.000%, 8/01/44 8/29 at 100.00 29,140,534
820 4.000%, 8/01/49 8/29 at 100.00 745,850
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
5,000 5.500%, 11/01/47 11/32 at 100.00 5,448,466
8,300 (c) 5.250%, 11/01/52, (UB) 11/32 at 100.00 8,764,027
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 4.000%, 12/01/42
5/24 at 100.00 1,962,021

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,655 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 $ 3,704,515
2,105 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
5/24 at 103.00 2,071,320
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
5,860 4.000%, 12/01/43, (AMT) 12/28 at 100.00 5,501,456
35,500 (c) 5.250%, 12/01/43, (AMT), (UB) 12/28 at 100.00 36,645,988
10,695 (c) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 10,816,439
13,965 (c) 5.250%, 12/01/48, (AMT), (UB) 12/28 at 100.00 14,294,721
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,205 (d) 5.250%, 12/01/39 5/24 at 103.00 1,212,111
350 (d) 5.250%, 12/01/39 5/24 at 103.00 352,065
10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 4,625,744
8,845 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call 8,102,619
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
7,550 0.000%, 9/01/29 - NPFG Insured No Opt. Call 6,246,535
11,100 0.000%, 9/01/31 - NPFG Insured No Opt. Call 8,510,617
10,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call 7,360,155
4,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding
Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 1,878,490
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
1,125 5.750%, 12/01/30 12/24 at 100.00 1,109,338
1,000 6.000%, 12/01/38 12/24 at 100.00 945,018
825 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
5/24 at 102.00 812,884
4,945 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 4,941,907
4,310 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 4,029,888
490 (e) Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45,
(Pre-refunded 12/01/26)
12/26 at 100.00 506,116
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
475 6.250%, 11/15/28 No Opt. Call 500,043
4,060 6.500%, 11/15/38 No Opt. Call 4,903,463
934 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 863,043
55 Water Valley Metropolitan District 1, Colorado, General Obligation Bonds,
Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 54,221
105 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 101,502
West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A
:

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 (d) 6.000%, 12/01/38 12/28 at 103.00 $ 1,023,020
1,000 (d) 6.500%, 12/01/50 12/28 at 103.00 1,027,357
7,320 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 7,719,056
Total Colorado 211,439,195
Connecticut - 0.2% (0.1% of Total Investments)
6,345 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 5,768,559
Total Connecticut 5,768,559
District of Columbia - 0.4% (0.2% of Total Investments)
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A,
4.000%, 3/01/39
9/29 at 100.00 5,046,698
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 - AGC
Insured
No Opt. Call 5,444,202
Total District of Columbia 10,490,900
Florida - 7.8% (4.8% of Total Investments)
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
1,005 5.000%, 9/01/43 5/24 at 100.00 1,005,194
865 5.000%, 9/01/45 5/24 at 100.00 865,127
615 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 5.375%, 11/01/36
11/27 at 100.00 624,936
665 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 659,141
870 Bonterra Community Development District, Hialeah, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%,
5/01/34
5/27 at 100.00 859,778
Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A
:
3,315 5.000%, 4/01/41 4/32 at 100.00 3,516,449
3,000 5.000%, 4/01/47 4/32 at 100.00 3,114,993
4,390 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 2,906,049
325 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39
6/26 at 100.00 311,663
150 (d) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT)
10/27 at 100.00 147,828
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
120 5.250%, 11/01/37 11/28 at 100.00 121,881
155 5.600%, 11/01/46 11/28 at 100.00 157,158
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
555 5.250%, 5/01/35 5/26 at 100.00 559,903
615 5.300%, 5/01/36 5/26 at 100.00 620,789
955 5.500%, 5/01/45 5/26 at 100.00 960,121
1,305 5.500%, 5/01/46 5/26 at 100.00 1,311,149
Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 12,505 4.000%, 8/15/45 2/30 at 100.00 $ 11,061,375
6,515 4.000%, 8/15/50 2/30 at 100.00 5,583,233
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
1,115 (d) 5.650%, 7/01/37 7/27 at 101.00 1,135,986
3,385 (d) 5.750%, 7/01/47 7/27 at 101.00 3,388,413
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
1,420 (d) 4.750%, 7/15/36 7/26 at 100.00 1,375,157
1,465 (d) 5.000%, 7/15/46 7/26 at 100.00 1,357,471
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2016A
:
1,000 5.000%, 7/01/36 7/26 at 100.00 975,031
6,785 5.125%, 7/01/46 7/26 at 100.00 6,092,485
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
900 (d) 6.000%, 6/15/35 6/25 at 100.00 909,913
560 (d) 6.125%, 6/15/46 6/25 at 100.00 563,135
120 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40
9/27 at 100.00 111,368
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A
:
1,015 (d) 6.250%, 6/15/36 6/26 at 100.00 1,038,098
2,475 (d) 6.375%, 6/15/46 6/26 at 100.00 2,509,681
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
10,900 5.250%, 7/01/47 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 11,494,353
4,120 5.250%, 7/01/47, (AMT), (WI/DD) 7/32 at 100.00 4,245,235
11,375 5.250%, 7/01/53 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 11,862,080
7,500 5.500%, 7/01/53, (AMT), (WI/DD) 7/32 at 100.00 7,777,081
24,195 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 100.00 24,242,180
3,380 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 3,177,090
320 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 319,494
Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A
:
5,000 4.000%, 10/01/39, (AMT) 10/29 at 100.00 4,916,036
4,230 4.000%, 10/01/49, (AMT) 10/29 at 100.00 3,922,442
4,500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 4,581,421
6,845 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT)
10/31 at 100.00 6,214,812
12,410 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/48, (AMT)
10/28 at 100.00 12,595,629

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,750 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 $ 1,755,531
7,665 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 7,747,205
2,140 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.350%,
8/01/35
8/26 at 100.00 2,174,548
6,495 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 6,005,488
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 7,670,285
500 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 493,824
Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A
:
1,950 (d) 5.000%, 4/01/39 4/29 at 100.00 1,958,341
5,225 (d) 5.000%, 4/01/51 4/29 at 100.00 5,008,586
545 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 541,971
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
:
110 4.750%, 11/01/28 11/27 at 100.00 111,220
265 5.375%, 11/01/36 11/27 at 100.00 269,426
10,075 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 9,500,907
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2
:
85 4.350%, 5/01/26 No Opt. Call 85,049
100 4.875%, 5/01/35 5/26 at 100.00 100,353
1,350 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.125%, 7/01/34
5/24 at 100.00 1,351,238
Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Refunding Series 2015A
:
1,000 5.000%, 12/01/40 6/25 at 100.00 1,000,382
7,780 (c) 5.000%, 12/01/44, (UB) 6/25 at 100.00 7,591,691
2,600 (c) Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/55, (UB)
12/25 at 100.00 2,457,192
395 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
5/24 at 100.00 382,905
430 (f) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
5/24 at 100.00 4
300 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 304,625
Total Florida 205,702,129

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 2.6% (1.6% of Total Investments)
$ 285 (f) Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29
1/28 at 100.00 $ 128,250
1,205 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.500%,
11/01/35
5/24 at 100.00 952,687
2,030 Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1, 5.000%, 12/01/41
12/32 at 100.00 2,246,295
725 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/41
5/24 at 100.00 725,231
Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021
:
2,875 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 2,647,870
5,000 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 4,568,330
4,245 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,002,177
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 1,114,893
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 1,114,893
1,925 (c) Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 1,813,102
5 Cherokee County Water and Sewerage Authority, Georgia, Revenue
Bonds, Series 2001, 5.000%, 8/01/35 - AGM Insured
5/24 at 100.00 5,005
2,460 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call 2,519,562
8,200 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/53
4/33 at 100.00 8,553,728
1,760 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 1,609,455
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/40
3/30 at 100.00 950,411
3,485 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 3,484,625
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 2,364,295
3,000 (e) Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 3,045,899
3,020 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 3,059,808
Georgia Ports Authority, Revenue Bonds, Series 2021
:
4,500 4.000%, 7/01/46 7/31 at 100.00 4,416,672
3,000 4.000%, 7/01/51 7/31 at 100.00 2,878,540
840 (d) Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.875%, 6/15/47
6/27 at 100.00 854,627
260 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/26
No Opt. Call 265,122

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 1,070 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 $ 1,078,879
3,000 (d) Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47
11/27 at 100.00 2,737,163
3,325 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/45 - AGM Insured
12/30 at 100.00 3,218,602
3,700 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.500%, 7/01/60
7/25 at 100.00 3,708,679
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2013A, 5.000%, 10/01/43
5/24 at 100.00 2,955,162
Total Georgia 67,019,962
Guam - 0.1% (0.0% of Total Investments)
1,805 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 1,812,945
Total Guam 1,812,945
Hawaii - 0.1% (0.1% of Total Investments)
1,175 (d) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33
5/24 at 100.00 1,176,226
2,320 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 2,331,344
Total Hawaii 3,507,570
Idaho - 0.1% (0.0% of Total Investments)
1,175 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 1,164,192
595 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32
5/24 at 100.00 595,048
Total Idaho 1,759,240
Illinois - 22.4% (13.8% of Total Investments)
55,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 57,226,851
2,255 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 2,254,896
15,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
5/24 at 100.00 15,464,339
8,400 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42
12/27 at 100.00 9,101,360
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
:
1,800 7.000%, 12/01/26 12/25 at 100.00 1,878,739
51,780 7.000%, 12/01/44 12/25 at 100.00 53,603,008
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 1,387,148
6,210 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 6,688,282
450 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/26 - NPFG Insured
No Opt. Call 403,163
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,715 0.000%, 12/01/26 - NPFG Insured No Opt. Call $ 1,536,500
1,000 0.000%, 12/01/27 - NPFG Insured No Opt. Call 858,385
1,765 0.000%, 12/01/30 - NPFG Insured No Opt. Call 1,326,598
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A
:
2,585 0.000%, 12/01/27 - NPFG Insured No Opt. Call 2,218,926
8,565 0.000%, 12/01/31 - NPFG Insured No Opt. Call 6,140,676
20,155 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/51, (UB)
12/26 at 100.00 20,229,493
2,430 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 2,490,348
6,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/57
12/31 at 100.00 6,124,016
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999
:
25,755 0.000%, 1/01/29 - NPFG Insured No Opt. Call 21,251,684
8,765 0.000%, 1/01/34 - FGIC Insured No Opt. Call 5,764,984
17,310 0.000%, 1/01/37 - FGIC Insured No Opt. Call 9,634,997
Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B
:
670 5.500%, 1/01/31 1/25 at 100.00 675,401
1,000 5.500%, 1/01/33 1/25 at 100.00 1,007,935
13,205 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 13,760,062
2,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 2,006,028
Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E
:
10,115 5.500%, 1/01/35 1/25 at 100.00 10,186,716
5,890 5.500%, 1/01/42 1/25 at 100.00 5,903,799
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
350 5.000%, 1/01/29 1/26 at 100.00 355,061
765 5.000%, 1/01/35 1/26 at 100.00 770,794
1,610 Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30 No Opt. Call 1,281,997
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
1,000 5.500%, 1/01/35 1/25 at 100.00 1,007,090
9,800 5.500%, 1/01/39 1/25 at 100.00 9,834,039
10,125 (c) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB)
1/29 at 100.00 10,324,748
5,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A, 5.500%, 1/01/53 - BAM Insured
1/33 at 100.00 5,357,940
5,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A, 5.500%, 1/01/62 - AGM Insured
7/33 at 100.00 5,413,759
12,190 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 11,429,567
800 (d) Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.500%, 12/01/30
12/25 at 100.00 804,884
20,000 (c) Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46, (UB)
6/26 at 100.00 20,114,912
17,770 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 17,872,099
3,375 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 3,391,623

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
$ 2,700 (c),(e) 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 $ 2,751,808
300 5.000%, 10/01/46, (UB) 10/25 at 100.00 300,190
Illinois State, General Obligation Bonds, April Series 2014
:
6,165 5.000%, 4/01/38 5/24 at 100.00 6,169,172
5,000 5.000%, 4/01/39 5/24 at 100.00 5,003,010
Illinois State, General Obligation Bonds, February Series 2014
:
4,100 5.250%, 2/01/31 5/24 at 100.00 4,105,172
2,200 5.250%, 2/01/32 5/24 at 100.00 2,202,386
2,435 5.250%, 2/01/33 5/24 at 100.00 2,437,683
6,000 5.000%, 2/01/39 5/24 at 100.00 6,003,687
1,785 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 1,929,439
7,605 (c) Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47, (UB)
5/32 at 100.00 8,131,265
Illinois State, General Obligation Bonds, November Series 2016
:
3,100 5.000%, 11/01/35 11/26 at 100.00 3,163,307
3,000 5.000%, 11/01/37 11/26 at 100.00 3,043,962
2,400 5.000%, 11/01/40 11/26 at 100.00 2,422,449
5,795 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 6,050,807
3,800 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call 3,975,897
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 5,172,586
5,350 Illinois State, General Obligation Bonds, Refunding April Series 2019B,
5.125%, 9/01/26
No Opt. Call 5,520,508
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 5,054,570
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 5,414,467
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
10,000 4.000%, 6/15/50 12/29 at 100.00 8,882,045
13,000 5.000%, 6/15/50 12/29 at 100.00 13,266,291
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
64,110 0.000%, 12/15/52 No Opt. Call 14,059,605
2,455 5.000%, 6/15/53 12/25 at 100.00 2,460,822
1,945 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 1,967,825
8,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM Insured
No Opt. Call 1,531,714
45,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/43 - AGM Insured
No Opt. Call 18,749,020
2,680 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1998A, 5.500%,
6/15/29 - NPFG Insured
No Opt. Call 2,758,687
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
8,400 0.000%, 12/15/30 - NPFG Insured No Opt. Call 6,557,391

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 7,940 0.000%, 6/15/33 - NPFG Insured No Opt. Call $ 5,577,809
450 0.000%, 12/15/34 - NPFG Insured No Opt. Call 296,678
12,500 0.000%, 6/15/35 - NPFG Insured No Opt. Call 8,035,075
10,620 0.000%, 12/15/35 - NPFG Insured No Opt. Call 6,656,804
11,505 0.000%, 12/15/36 - NPFG Insured No Opt. Call 6,797,082
65,000 0.000%, 12/15/38 - NPFG Insured No Opt. Call 34,111,603
38,040 0.000%, 6/15/40 - NPFG Insured No Opt. Call 18,248,617
3,720 0.000%, 6/15/41 - NPFG Insured No Opt. Call 1,688,290
4,755 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 5.000%, 1/01/40
1/28 at 100.00 4,908,887
4,005 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series 2012,
5.750%, 8/01/42, (AMT)
5/24 at 100.00 4,005,541
Total Illinois 586,494,998
Indiana - 0.7% (0.4% of Total Investments)
2,705 Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds,
Series 2005, 0.000%, 2/01/25
No Opt. Call 2,617,063
2,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 1,819,120
1,230 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
5/24 at 100.00 1,230,166
10,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/26 - AMBAC Insured
No Opt. Call 9,332,872
1,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
5/24 at 102.00 886,709
1,250 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
5/24 at 100.00 1,252,083
Total Indiana 17,138,013
Iowa - 1.1% (0.7% of Total Investments)
5,750 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/24 at 100.00 5,619,206
21,525 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 22,423,333
Total Iowa 28,042,539
Kansas - 0.5% (0.3% of Total Investments)
2,085 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/44
3/29 at 100.00 1,995,713
3,565 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
5/24 at 100.00 1,426,000
10,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 10,147,788
Total Kansas 13,569,501
Kentucky - 0.9% (0.6% of Total Investments)
Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016
:
5,000 5.375%, 2/01/36 2/26 at 100.00 5,083,924
435 5.500%, 2/01/44 2/26 at 100.00 437,674

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 2,355 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 $ 2,319,002
Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015
:
500 5.750%, 11/15/45 11/25 at 100.00 438,516
2,250 5.750%, 11/15/50 11/25 at 100.00 1,929,645
Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
6,000 5.000%, 8/01/44 8/29 at 100.00 6,168,397
2,510 5.000%, 8/01/49 8/29 at 100.00 2,566,796
1,305 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/40
7/25 at 100.00 1,306,604
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
1,335 6.750%, 7/01/43 7/31 at 100.00 1,525,549
2,295 6.875%, 7/01/46 7/31 at 100.00 2,627,935
215 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A, 4.000%,
10/01/29
5/24 at 100.00 215,093
Total Kentucky 24,619,135
Louisiana - 1.9% (1.2% of Total Investments)
500 (d) Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48
6/28 at 100.00 490,584
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
5,000 5.000%, 5/15/42 5/27 at 100.00 5,079,403
3,730 5.000%, 5/15/46 5/27 at 100.00 3,775,977
18,730 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 17,008,816
5,930 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
5/24 at 100.00 5,931,209
10 (e) Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Refunding Series 2015A, 5.000%,
7/01/39, (Pre-refunded 7/01/25)
7/25 at 100.00 10,170
1,755 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
5/24 at 100.00 1,758,804
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017
:
1,775 5.250%, 10/01/36 10/33 at 100.00 1,952,691
3,000 5.250%, 10/01/46 10/33 at 100.00 3,140,971
7,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 7,031,721
1,060 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
5/24 at 100.00 1,061,011
2,560 (e) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 2,561,865
Total Louisiana 49,803,222

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine - 0.2% (0.1% of Total Investments)
$ 4,965 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A,
5.000%, 7/01/46
7/26 at 100.00 $ 4,350,392
Total Maine 4,350,392
Maryland - 1.3% (0.8% of Total Investments)
2,795 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.000%,
12/31/41, (AMT)
6/32 at 100.00 2,857,140
2,000 (f) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
5/24 at 100.00 1,200,000
7,145 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 7,186,899
20,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 20,337,752
2,000 (e) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 2,001,594
355 (d) Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46
1/26 at 100.00 345,435
Total Maryland 33,928,820
Massachusetts - 0.1% (0.1% of Total Investments)
525 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 515,643
1,525 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 1,413,035
1,800 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/34
10/26 at 100.00 1,830,762
Total Massachusetts 3,759,440
Michigan - 1.5% (0.9% of Total Investments)
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
700 6.000%, 10/01/33 5/24 at 100.00 676,070
1,250 6.000%, 10/01/43 5/24 at 100.00 1,154,374
11,285 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call 12,001,710
5 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
5/24 at 100.00 5,004
2,925 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 3,027,255
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
5/24 at 100.00 5,004
10 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
5/24 at 100.00 10,010
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Series 2016A, 5.000%, 11/01/44
11/25 at 100.00 10,104,057
6,800 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 6,991,504

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 $ 1,000,996
5,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 4,652,082
Total Michigan 39,628,066
Minnesota - 1.9% (1.2% of Total Investments)
700 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 605,094
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
10,000 5.000%, 2/15/53 2/28 at 100.00 10,088,987
15,830 5.250%, 2/15/53 2/28 at 100.00 16,062,685
7,105 5.000%, 2/15/58 2/28 at 100.00 7,162,336
1,500 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
5/24 at 101.00 1,501,142
800 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 751,029
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A
:
750 5.750%, 9/01/46 9/26 at 100.00 754,472
4,000 6.000%, 9/01/51 9/26 at 100.00 4,035,005
6,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 6,062,003
3,850 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
5/24 at 100.00 3,851,723
Total Minnesota 50,874,476
Missouri - 1.5% (0.9% of Total Investments)
825 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
5/24 at 102.00 842,612
55 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%,
3/01/36
3/27 at 100.00 56,678
10,090 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 10,224,023
135 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46
4/26 at 100.00 118,136
12,005 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/29 - AMBAC
Insured
No Opt. Call 10,024,217
650 (d) Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/40
2/28 at 100.00 614,249
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
660 (d) 5.125%, 6/01/25 No Opt. Call 651,626
3,810 (d) 5.750%, 6/01/35 6/25 at 100.00 3,571,986
3,695 (d) 6.000%, 6/01/46 6/25 at 100.00 3,346,878

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A
:
$ 1,590 5.000%, 6/01/30 5/24 at 100.00 $ 1,591,424
2,700 5.000%, 6/01/33 5/24 at 100.00 2,702,401
50 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
5/24 at 100.00 50,011
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45
11/24 at 100.00 1,987,058
1,105 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/46
11/25 at 100.00 1,043,906
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
5/24 at 100.00 430,259
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A
:
450 5.000%, 12/01/35 12/25 at 100.00 430,523
130 5.125%, 12/01/45 12/25 at 100.00 114,754
795 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
5/24 at 102.00 812,420
Total Missouri 38,613,161
Nebraska - 0.4% (0.2% of Total Investments)
5,835 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call 6,032,176
3,435 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47
5/27 at 100.00 3,472,121
Total Nebraska 9,504,297
Nevada - 0.2% (0.2% of Total Investments)
2,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018A, 4.000%, 6/15/37
6/28 at 100.00 2,009,431
4,410 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 4,555,829
Total Nevada 6,565,260
New Hampshire - 0.3% (0.2% of Total Investments)
2,995 (d) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT)
5/24 at 100.00 2,702,105
6,060 (d) New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37
1/33 at 100.00 5,374,651
Total New Hampshire 8,076,756
New Jersey - 7.7% (4.8% of Total Investments)
140 (e) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 139,970
1,100 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 -
AGM Insured, (AMT)
5/24 at 100.00 1,099,993

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 17,580 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 $ 18,612,695
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
755 (e) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 770,048
40 (c),(e) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 40,797
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA
:
1,000 (e) 5.000%, 6/15/36, (Pre-refunded 12/15/26) 12/26 at 100.00 1,046,268
10,000 (e) 5.000%, 6/15/41, (Pre-refunded 12/15/26) 12/26 at 100.00 10,462,677
2,175 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-refunded
6/15/27)
6/27 at 100.00 2,297,995
16,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 16,459,774
1,650 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
5/24 at 100.50 1,652,444
2,900 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/41
12/31 at 100.00 2,836,874
19,650 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 20,644,822
15,280 (c) New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB, 5.250%, 6/15/50, (UB)
12/33 at 100.00 16,361,557
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A
:
3,130 0.000%, 12/15/28 No Opt. Call 2,639,194
3,000 0.000%, 12/15/31 No Opt. Call 2,258,975
12,715 0.000%, 12/15/33 No Opt. Call 8,850,202
610 0.000%, 12/15/34 No Opt. Call 406,799
2,480 0.000%, 12/15/40 No Opt. Call 1,189,670
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
10,000 0.000%, 12/15/33 - AGM Insured No Opt. Call 7,026,476
20,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call 12,022,170
19,175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2008A, 0.000%, 12/15/35
No Opt. Call 12,170,783
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 7,661,046
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 5,037,509
6,305 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 6,340,756
15,000 (c) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34, (UB)
12/28 at 100.00 15,985,876
6,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 5,726,946
2,345 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 2,355,609
1,595 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,630,931

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 19,345 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 $ 19,535,798
Total New Jersey 203,264,654
New York - 17.3% (10.6% of Total Investments)
Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009
:
3,400 0.000%, 7/15/44 No Opt. Call 1,261,082
12,020 0.000%, 7/15/46 No Opt. Call 4,006,494
450 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 402,268
200 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.000%, 11/01/39
11/24 at 100.00 120,000
480 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45
9/25 at 100.00 480,021
18,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 17,039,653
15,270 (d) Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/46
12/26 at 100.00 13,215,244
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E, 4.000%,
3/15/48
3/32 at 100.00 4,780,232
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/40
2/30 at 100.00 5,002,673
7,250 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/46
7/26 at 100.00 7,127,435
81,270 (d) Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
5/24 at 19.56 9,600,165
6,280 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 6,527,316
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B
:
4,210 5.000%, 11/15/34 11/26 at 100.00 4,350,258
3,320 5.000%, 11/15/37 11/26 at 100.00 3,413,563
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 1,019,314
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 5,289,514
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/34
5/24 at 100.00 1,001,965
6,895 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/41
6/29 at 100.00 6,881,882
10,000 (c) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series AA, 4.000%, 6/15/40
12/29 at 100.00 10,016,232
9,750 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 9,338,103
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 4,785,432

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 $ 9,576,054
4,440 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 4,527,019
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 5,134,844
10,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 10,468,724
5,750 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 6,018,750
2,860 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 3,028,287
45,260 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 44,857,648
5,700 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34
11/24 at 100.00 5,714,208
New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A
:
5,000 5.000%, 1/01/46 1/26 at 100.00 5,038,578
7,525 5.250%, 1/01/56 1/26 at 100.00 7,624,920
8,265 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 8,690,257
12,100 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 9,764,325
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
14,650 5.000%, 7/01/46, (AMT) 7/24 at 100.00 14,288,677
68,360 5.250%, 1/01/50, (AMT) 7/24 at 100.00 67,676,243
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016
:
1,615 5.000%, 8/01/26, (AMT) 5/24 at 100.00 1,615,487
28,700 5.000%, 8/01/31, (AMT) 5/24 at 100.00 28,702,018
7,905 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 8,298,811
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
3,945 (c) 6.000%, 6/30/54, (AMT), (UB) 6/31 at 100.00 4,325,702
15,465 (c) 5.375%, 6/30/60, (AMT), (UB) 6/31 at 100.00 16,157,077
5,350 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/31, (AMT)
1/28 at 100.00 5,528,966
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
1,000 4.000%, 10/01/30, (AMT) No Opt. Call 997,803
2,100 5.000%, 10/01/40, (AMT) 10/30 at 100.00 2,169,670

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 13,750 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 $ 14,951,768
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 3,045,540
14,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,395,945
2,320 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2015B, 5.000%, 11/15/45
11/25 at 100.00 2,354,147
30,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A, 4.500%, 5/15/63, (UB)
5/33 at 100.00 29,822,070
2,150 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,912,890
9,985 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2014A, 5.000%, 11/01/44
5/24 at 101.00 9,491,106
3,640 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 3,448,047
565 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 630,438
Total New York 452,914,865
North Carolina - 0.4% (0.2% of Total Investments)
4,500 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/52
11/29 at 100.00 4,284,746
5,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 5,082,966
Total North Carolina 9,367,712
North Dakota - 2.0% (1.2% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
1,075 4.000%, 12/01/46 12/31 at 100.00 899,936
1,750 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 1,266,293
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
10,315 5.000%, 6/01/43 6/28 at 100.00 9,301,319
10,950 5.000%, 6/01/48 6/28 at 100.00 9,538,311
37,840 5.000%, 6/01/53 6/28 at 100.00 31,788,294
Total North Dakota 52,794,153
Ohio - 9.2% (5.7% of Total Investments)
1,430 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 1,438,672
2,420 Ashland County-West Holmes Joint Vocational School District, Ohio,
General Obligation Bonds, Limited Tax School Facilities Construction &
Improvement Series 2022, 4.000%, 12/01/46
12/29 at 100.00 2,337,817
28,980 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,873,184

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 9,495 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 $ 8,608,372
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017
:
3,250 5.000%, 12/01/37 12/27 at 100.00 3,326,238
7,200 5.000%, 12/01/47 12/27 at 100.00 7,264,168
2,500 Clark-Shawnee Local School District, Clark County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2017, 5.000%, 11/01/54
11/27 at 100.00 2,547,637
6,500 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%,
1/01/46
1/29 at 100.00 6,152,378
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2
:
2,000 0.000%, 11/15/28 - NPFG Insured No Opt. Call 1,689,664
6,895 0.000%, 11/15/32 - NPFG Insured No Opt. Call 4,923,220
2,155 0.000%, 11/15/34 - NPFG Insured No Opt. Call 1,419,867
Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement, Refunding Series
2006
:
4,145 0.000%, 12/01/27 - AGM Insured No Opt. Call 3,642,691
165 (e) 0.000%, 12/01/27 - AGM Insured, (ETM) No Opt. Call 145,926
5,615 0.000%, 12/01/28 - AGM Insured No Opt. Call 4,768,560
220 (e) 0.000%, 12/01/28 - AGM Insured, (ETM) No Opt. Call 188,781
770 (d) Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28
No Opt. Call 763,603
Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System,
Series 2017
:
19,495 5.500%, 2/15/52 2/27 at 100.00 19,737,658
20,650 5.500%, 2/15/57 2/27 at 100.00 20,885,677
2,400 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
5/24 at 100.00 2,055,380
Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019
:
1,010 5.000%, 12/01/34 12/29 at 100.00 1,017,751
1,000 5.000%, 12/01/44 12/29 at 100.00 953,910
4,780 5.000%, 12/01/51 12/29 at 100.00 4,479,543
10,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/40
5/25 at 100.00 10,094,091
1,730 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 5.000%, 12/01/46
6/27 at 100.00 1,757,800
2,500 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 2,613,726
8,020 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 8,127,341
5,565 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B,
0.000%, 12/01/28 - AGM Insured
No Opt. Call 4,726,097
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 1,058,566
4,500 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call 5,025,780

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 6,105 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
5/24 at 100.00 $ 5,626,843
1,600 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 4.000%,
11/15/43
5/28 at 100.00 1,590,521
2,845 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 2,678,944
Ohio Higher Educational Facility Commission, Higher Educational Facility
Revenue Bonds, John Carroll University 2022 Project, Series 2022
:
1,250 4.000%, 10/01/42 10/31 at 100.00 1,135,463
1,250 4.000%, 10/01/47 10/31 at 100.00 1,081,129
950 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series 2001,
0.000%, 2/15/29 - NPFG Insured
No Opt. Call 793,933
7,045 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 6,591,204
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-2
:
5,000 0.000%, 2/15/37 No Opt. Call 2,950,386
11,260 0.000%, 2/15/38 No Opt. Call 6,248,740
5,000 0.000%, 2/15/40 No Opt. Call 2,457,977
27,880 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 28,878,609
22,820 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 23,637,369
1,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 1,608,879
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,548,833
1,845 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 - AGM
Insured
12/25 at 100.00 1,852,944
505 (d) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50
12/28 at 100.00 435,643
390 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 374,309
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 799,539
1,500 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32
No Opt. Call 1,702,078
10,000 Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 10,256,199

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 $ 996,368
Total Ohio 240,870,008
Oklahoma - 2.3% (1.4% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
12,690 5.250%, 8/15/43 8/28 at 100.00 12,951,219
9,715 5.250%, 8/15/48 8/28 at 100.00 9,821,649
18,235 5.500%, 8/15/52 8/28 at 100.00 18,544,431
16,570 5.500%, 8/15/57 8/28 at 100.00 16,863,990
1,550 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 1,565,434
1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT), (Mandatory
Put 6/01/25)
6/25 at 100.00 1,509,657
Total Oklahoma 61,256,380
Oregon - 0.3% (0.2% of Total Investments)
7,330 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 7,525,998
1,150 (d) Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte
Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36
5/29 at 100.00 1,234,630
Total Oregon 8,760,628
Pennsylvania - 7.1% (4.4% of Total Investments)
380 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
5/24 at 100.00 380,051
7,355 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 7,258,728
11,700 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 11,943,555
2,030 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,603,771
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
16,975 5.000%, 11/01/47 11/27 at 100.00 8,757,785
6,695 5.000%, 11/01/50 11/27 at 100.00 3,441,454
2,405 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 2,542,241
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
1,030 5.000%, 1/01/38 1/25 at 100.00 1,032,399
845 (e) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 851,007
205 (e) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 206,457
15,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 4.000%,
2/15/47
2/27 at 100.00 14,111,423

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A
:
$ 8,710 4.000%, 4/01/39 4/30 at 100.00 $ 8,516,212
5,085 4.000%, 4/01/50 4/30 at 100.00 4,691,584
5,000 5.000%, 4/01/50 4/30 at 100.00 5,105,186
15,220 (c) Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 5.000%, 7/01/44,
(UB)
7/29 at 100.00 15,636,789
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B
:
20,335 5.000%, 5/01/52 5/32 at 100.00 20,829,586
9,400 5.000%, 5/01/57 5/32 at 100.00 9,553,310
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
5,440 (e) 5.250%, 1/15/36, (Pre-refunded 1/15/25) 1/25 at 100.00 5,493,994
3,535 (e) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 3,570,086
2,206 (f) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 6/30/27
5/24 at 100.00 397,030
1,215 (f) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 218,699
4,135 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 4,143,608
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
19,250 5.750%, 6/30/48, (AMT) 12/32 at 100.00 20,944,522
24,890 (c) 5.000%, 12/31/57 - AGM Insured, (AMT), (UB) 12/32 at 100.00 25,936,502
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.000%, 12/01/30
12/27 at 100.00 3,286,589
4,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2017, 5.000%,
11/01/47
5/27 at 100.00 4,008,388
935 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 935,232
Total Pennsylvania 185,396,188
Puerto Rico - 7.1% (4.4% of Total Investments)
75,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
5/24 at 8.49 6,001,440
1,805 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 349,664
1,595 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37
7/32 at 100.00 1,675,628
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
16,000 (d) 5.000%, 7/01/35 7/30 at 100.00 16,816,872
5,255 (d) 5.000%, 7/01/47 7/30 at 100.00 5,324,125
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
8,180 (d) 5.000%, 7/01/33 7/31 at 100.00 8,700,446

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 2,745 (d) 5.000%, 7/01/37 7/31 at 100.00 $ 2,869,200
5,785 (d) 4.000%, 7/01/42 7/31 at 100.00 5,401,007
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
6,055 4.500%, 7/01/34 7/25 at 100.00 6,078,530
46,230 0.000%, 7/01/51 7/28 at 30.01 10,600,257
2,260 4.750%, 7/01/53 7/28 at 100.00 2,211,311
108,619 5.000%, 7/01/58 7/28 at 100.00 108,631,806
1,780 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,782,576
493 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 466,076
568 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 341,370
8,008 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 7,450,491
821 Puerto Rico, Highway and Transportation Authority Highway Revenue
Bonds, Series 2022, 5.250%, 7/01/36
5/24 at 100.00 824,996
Total Puerto Rico 185,525,795
Rhode Island - 0.1% (0.1% of Total Investments)
21,570 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/24 at 19.06 3,736,267
Total Rhode Island 3,736,267
South Carolina - 3.4% (2.1% of Total Investments)
21,570 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/30 - AMBAC Insured
No Opt. Call 17,099,488
7,530 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023B, 4.850%, 7/01/48
7/32 at 100.00 7,597,345
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A
:
9,985 (c) 5.000%, 5/01/43, (UB) 5/28 at 100.00 10,161,326
8,560 (c) 5.000%, 5/01/48, (UB) 5/28 at 100.00 8,630,699
4,915 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 4,918,306
4,915 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50,
(UB)
6/25 at 100.00 4,918,305
7,500 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB)
12/26 at 100.00 7,552,339
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
:
5,970 4.000%, 12/01/43 6/32 at 100.00 5,687,185
10,295 5.000%, 12/01/55 6/32 at 100.00 10,422,596
9,155 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 9,154,426
2,585 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55
12/25 at 100.00 2,590,606
Total South Carolina 88,732,621

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota - 0.2% (0.1% of Total Investments)
$ 4,455 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 $ 4,497,961
Total South Dakota 4,497,961
Tennessee - 1.3% (0.8% of Total Investments)
1,000 (d) Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42
12/26 at 100.00 892,448
4,000 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 3,759,268
2,395 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 2,334,349
21,500 (c) Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.250%, 7/01/53 - AGM Insured, (UB)
1/34 at 100.00 22,972,853
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 5,062,480
Total Tennessee 35,021,398
Texas - 11.0% (6.8% of Total Investments)
Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas,
Hospital Mortgage Revenue Bonds, Refunding & Improvement Series
2015
:
3,135 5.250%, 12/01/35 12/25 at 100.00 3,122,253
3,340 5.000%, 12/01/40 12/25 at 100.00 3,064,601
9,000 Carrollton-Farmers Branch Independent School District, Dallas County,
Texas, General Obligation Bonds, School Building Series 2023, 4.000%,
2/15/53
2/33 at 100.00 8,445,276
960 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
9/24 at 102.00 977,887
1,690 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
9/24 at 102.00 1,727,405
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
2,000 (e) 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 2,034,041
3,625 (e) 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 3,686,700
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
505 6.250%, 9/01/35 9/24 at 102.00 516,873
480 6.500%, 9/01/46 9/24 at 102.00 490,073
21,000 Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023, 4.250%,
2/01/53
2/33 at 100.00 20,462,627
1,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
5/24 at 100.00 999,964
150 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
5/24 at 100.00 149,052
10,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
5/24 at 100.00 10,009,775
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A
:

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 295 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 $ 127,564
590 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 240,871
1,000 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 384,561
2,000 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 726,494
2,600 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 890,570
4,180 0.000%, 11/15/53 - AGM Insured 11/31 at 33.96 924,961
1,920 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/37 - NPFG Insured
11/31 at 69.08 930,583
4,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 2,334,531
40,500 Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 - NPFG Insured
11/30 at 54.04 16,342,600
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 2,004,015
235 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 235,026
2,845 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27,
(AMT)
No Opt. Call 2,885,504
3,750 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call 3,803,980
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
28,305 0.000%, 9/01/28 - AMBAC Insured No Opt. Call 23,969,795
5,000 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 3,918,463
5,765 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 4,332,009
6,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2001B, 5.500%, 12/01/29 - NPFG Insured, (ETM)
No Opt. Call 6,493,003
7,500 (e) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call 9,122,414
720 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 726,057
2,505 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call 2,578,909
8,630 (d) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
5/24 at 103.00 8,541,679
825 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 765,187
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
6,330 (e) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 7,734,376
9,130 (e) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 11,207,871
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier
Capital Appreciation Series 2008I
:
2,555 (e) 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 2,598,434
7,000 (e) 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 7,130,313
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call 8,749,330

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,570 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
5/24 at 100.00 $ 1,542,205
1,000 (f) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%,
12/15/47
5/24 at 100.00 600,000
855 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call 882,011
1,800 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 1,932,034
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
300 5.500%, 6/30/42, (AMT) 6/28 at 103.00 318,739
1,660 5.500%, 6/30/43, (AMT) 6/28 at 103.00 1,760,555
90,930 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 91,622,814
3,600 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 3,418,742
Total Texas 287,462,727
Utah - 0.1% (0.1% of Total Investments)
1,945 (d),(f) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT)
12/27 at 100.00 1,901,984
1,755 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 4.000%, 7/01/51 - AGM Insured, (AMT)
7/31 at 100.00 1,609,761
Total Utah 3,511,745
Virginia - 4.2% (2.6% of Total Investments)
22,405 (c) Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51, (UB)
7/26 at 100.00 22,434,189
12,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 12,015,634
540 (e) Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded
3/01/25)
3/25 at 100.00 548,161
2,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
5/24 at 100.00 1,845,514
20,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2024A, 4.000%,
2/01/42, (WI/DD)
2/34 at 100.00 19,708,500
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
8,995 5.000%, 12/31/49, (AMT) 6/27 at 100.00 9,041,365
16,520 5.000%, 12/31/52, (AMT) 6/27 at 100.00 16,571,541
27,570 5.000%, 12/31/56, (AMT) 6/27 at 100.00 27,624,021
Total Virginia 109,788,925
Washington - 3.3% (2.0% of Total Investments)
770 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 - FGIC
Insured
5/24 at 100.00 773,289

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 105 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
5/24 at 100.00 $ 100,173
6,065 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015, 4.000%,
7/01/36
7/25 at 100.00 5,953,125
10,420 (c) Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/45, (UB)
8/25 at 100.00 10,011,184
10,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41
2/28 at 100.00 9,880,529
10,785 (c) Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014C, 5.000%, 10/01/44, (UB)
10/24 at 100.00 10,797,193
21,320 (c) Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/38, (UB)
10/24 at 100.00 20,799,349
Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020
:
2,000 4.000%, 9/01/45 9/30 at 100.00 1,837,658
14,875 (c) 5.000%, 9/01/55, (UB) 9/30 at 100.00 15,203,834
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase
:
9,435 4.000%, 7/01/43 7/31 at 100.00 8,705,014
1,675 3.000%, 7/01/48 7/31 at 100.00 1,219,339
1,410 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/24 - NPFG Insured
No Opt. Call 1,379,566
Total Washington 86,660,253
West Virginia - 0.4% (0.2% of Total Investments)
6,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2023B,
6.000%, 9/01/48
9/33 at 100.00 6,747,072
3,500 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 3,508,132
Total West Virginia 10,255,204
Wisconsin - 2.2% (1.4% of Total Investments)
25 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.000%,
6/15/37
6/24 at 100.00 23,684
1,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36
5/26 at 100.00 973,365
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
5,545 (d) 5.000%, 6/15/36 6/26 at 100.00 4,883,679
4,430 (d) 5.000%, 6/15/46 6/26 at 100.00 3,444,373
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
80 (d),(f) 0.000%, 1/01/47 No Opt. Call 1,988
70 (d),(f) 0.000%, 1/01/48 No Opt. Call 1,644
69 (d),(f) 0.000%, 1/01/49 No Opt. Call 1,524
66 (d),(f) 0.000%, 1/01/50 No Opt. Call 1,368
65 (d),(f) 0.000%, 1/01/51 No Opt. Call 1,273
85 (d),(f) 0.000%, 1/01/52 No Opt. Call 1,538
84 (d),(f) 0.000%, 1/01/53 No Opt. Call 1,437
81 (d),(f) 0.000%, 1/01/54 No Opt. Call 1,306

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 79 (d),(f) 0.000%, 1/01/55 No Opt. Call $ 1,209
78 (d),(f) 0.000%, 1/01/56 No Opt. Call 1,125
4,225 (d),(f) 5.500%, 7/01/56 3/28 at 100.00 3,150,671
86 (d),(f) 0.000%, 1/01/57 No Opt. Call 1,174
84 (d),(f) 0.000%, 1/01/58 No Opt. Call 1,081
81 (d),(f) 0.000%, 1/01/59 No Opt. Call 1,000
80 (d),(f) 0.000%, 1/01/60 No Opt. Call 919
79 (d),(f) 0.000%, 1/01/61 No Opt. Call 854
76 (d),(f) 0.000%, 1/01/62 No Opt. Call 784
75 (d),(f) 0.000%, 1/01/63 No Opt. Call 728
73 (d),(f) 0.000%, 1/01/64 No Opt. Call 678
72 (d),(f) 0.000%, 1/01/65 No Opt. Call 626
78 (d),(f) 0.000%, 1/01/66 No Opt. Call 625
935 (d),(f) 0.000%, 1/01/67 No Opt. Call 6,812
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
69 (d),(f) 0.000%, 1/01/46 No Opt. Call 1,864
68 (d),(f) 0.000%, 1/01/47 No Opt. Call 1,703
68 (d),(f) 0.000%, 1/01/48 No Opt. Call 1,599
67 (d),(f) 0.000%, 1/01/49 No Opt. Call 1,496
67 (d),(f) 0.000%, 1/01/50 No Opt. Call 1,368
73 (d),(f) 0.000%, 1/01/51 No Opt. Call 1,419
1,874 (d),(f) 3.750%, 7/01/51 3/28 at 100.00 1,304,750
72 (d),(f) 0.000%, 1/01/52 No Opt. Call 1,310
71 (d),(f) 0.000%, 1/01/53 No Opt. Call 1,224
71 (d),(f) 0.000%, 1/01/54 No Opt. Call 1,143
70 (d),(f) 0.000%, 1/01/55 No Opt. Call 1,065
69 (d),(f) 0.000%, 1/01/56 No Opt. Call 999
68 (d),(f) 0.000%, 1/01/57 No Opt. Call 934
67 (d),(f) 0.000%, 1/01/58 No Opt. Call 870
67 (d),(f) 0.000%, 1/01/59 No Opt. Call 821
67 (d),(f) 0.000%, 1/01/60 No Opt. Call 765
66 (d),(f) 0.000%, 1/01/61 No Opt. Call 710
65 (d),(f) 0.000%, 1/01/62 No Opt. Call 666
64 (d),(f) 0.000%, 1/01/63 No Opt. Call 623
64 (d),(f) 0.000%, 1/01/64 No Opt. Call 588
63 (d),(f) 0.000%, 1/01/65 No Opt. Call 548
62 (d),(f) 0.000%, 1/01/66 No Opt. Call 499
808 (d),(f) 0.000%, 1/01/67 No Opt. Call 5,889
500 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/48
6/33 at 100.00 504,101
1,200 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 1,070,894
1,690 (d),(f) Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%,
8/01/27
No Opt. Call 1,318,200
1,350 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50
12/27 at 100.00 1,306,492
160 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 161,691
2,905 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 2,880,819

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 $ 977,819
1,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A, 0.000%, 12/15/31
No Opt. Call 745,708
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012
:
2,105 5.000%, 6/01/32 5/24 at 100.00 2,106,028
2,500 5.000%, 6/01/39 5/24 at 100.00 2,500,572
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A
:
12,650 5.000%, 11/15/39 5/26 at 100.00 12,859,330
13,080 4.000%, 11/15/46 5/26 at 100.00 12,313,492
1,120 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.250%, 10/01/39
5/24 at 101.00 1,045,829
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 4,002,763
Total Wisconsin 57,632,056
Total Municipal Bonds
(cost $4,078,909,530) 4,157,429,090
Shares Description (a) Value
X –
COMMON STOCKS - 3 .7% ( 2 .3 % of Total Investments) X 96,119,420
Utilities - 3.7% (2.3% of Total Investments)
43,297 (g),(j),(k) Vistra Vision $ 96,119,420
Total Utilities 96,119,420
Total Common Stocks
(cost $43,090,879) 96,119,420
Total Long-Term Investments
(cost $4,122,000,409) 4,253,548,510
Floating Rate Obligations - (14.5)% (379,165,000)
MFP Shares, Net - (24.4)%(l) (640,137,836)
VRDP Shares, Net- (25.7)%(m) (673,652,507)
Other Assets & Liabilities, Net -   2.4% 62,147,233
Net Assets Applicable to Common Shares - 100% $ 2,622,740,400
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $378,006,348 or 8.9% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(i) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(k) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(l) MFP Shares, Net as a percentage of Total Investments is 15.0%.

(m) VRDP Shares, Net as a percentage of Total Investments is 15.8%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR
3M CME Term SOFR 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Municipal High Income Opportunity
Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 158.1%  (99.2% of Total Investments)
X –
MUNICIPAL BONDS - 154.2% (96.7% of Total Investments) X 1,874,587,329
Alabama - 3.0% (1.9% of Total Investments)
$ 183 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding
Taxable Series 2017C, 1.000%, 9/01/37
5/24 at 100.00 $ 2
1,000 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37
9/27 at 100.00 700,000
212 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37
9/27 at 100.00 148,646
2,000 (d) Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45
9/25 at 100.00 2,009,682
2,500 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 2,546,786
785 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 861,569
14,765 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 15,164,167
6,430 (e) Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53, (UB)
10/33 at 100.00 6,886,927
250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 199,092
1,875 (d) Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45
11/29 at 100.00 1,665,983
1,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32)
2/32 at 100.17 1,042,684
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
241 (d) 4.500%, 5/01/32 5/24 at 100.00 240,710
4,450 (d) 5.250%, 5/01/44 5/29 at 100.00 4,459,673
Total Alabama 35,925,921
Arizona - 3.9% (2.5% of Total Investments)
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Christian University Project, Series 2019A
:
400 (d) 5.500%, 10/01/40 10/26 at 103.00 347,593
800 (d) 5.625%, 10/01/49 10/26 at 103.00 658,739
10,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51
7/28 at 103.00 8,643,124
10,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51
7/28 at 103.00 8,643,124
1,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29
No Opt. Call 949,828

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 5,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.150%, 9/15/53
5/24 at 105.00 $ 5,159,529
2,765 (d) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57
12/31 at 100.00 1,973,547
2,590 (d) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57
12/31 at 100.00 1,965,277
1,000 (d) Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50
6/28 at 100.00 1,032,001
1,000 (d) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50
1/30 at 100.00 867,820
1,000 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 1,001,393
3,000 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/49
7/26 at 103.00 2,701,085
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
245 5.250%, 7/01/36 7/26 at 100.00 245,350
400 5.375%, 7/01/46 7/26 at 100.00 384,638
475 5.500%, 7/01/51 7/26 at 100.00 456,795
1,000 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51
7/26 at 103.00 1,002,340
310 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35
6/28 at 100.00 304,027
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 94,887
7,500 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%,
12/01/37
No Opt. Call 7,736,416
2,000 (f) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 1,501,730
1,980 (d) Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57
6/29 at 103.00 1,932,572
Total Arizona 47,601,815
Arkansas - 0.7% (0.4% of Total Investments)
1,750 (d) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 1,772,257
4,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 3,916,842

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas (continued)
$ 2,500 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT)
9/27 at 103.00 $ 2,449,316
Total Arkansas 8,138,415
California - 12.8% (8.0% of Total Investments)
18,390 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.450%, 10/01/52 -
AGM Insured
10/37 at 100.00 9,741,542
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B
:
4,000 5.300%, 10/01/47 10/37 at 100.00 2,138,017
18,905 5.350%, 10/01/48 10/37 at 100.00 10,056,432
4,585 5.375%, 10/01/49 10/37 at 100.00 2,428,926
3,055 5.400%, 10/01/50 10/37 at 100.00 1,610,081
3,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 1,976,972
2,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-2,
4.000%, 8/01/51
8/32 at 100.00 1,008,470
1,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 796,147
4,590 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56
8/31 at 100.00 3,195,359
1,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 699,332
5,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56
2/31 at 100.00 3,931,431
2,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 1,478,686
9,155 (d) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 7,570,947
500 (d) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61
7/27 at 100.00 373,596
2,230 (d) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58
7/27 at 102.00 2,301,067
10,450 (e) California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 10,180,270
1,020 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,021,024
500 (d) California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/36
11/26 at 100.00 503,144
2,165 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,170,265
1,130 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,196,455

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 400 (c),(d) California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT)
No Opt. Call $ 29,280
1,000 (d) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 838,027
1,000 (d) California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59
6/28 at 102.00 960,446
1,000 (d) California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61
6/31 at 100.00 691,694
1,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A, 5.000%,
6/01/40
6/27 at 100.00 788,333
4,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/61
6/27 at 100.00 2,784,303
1,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60
6/28 at 100.00 859,538
1,600 (d) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2023A, 6.000%,
6/01/63
6/31 at 100.00 1,599,904
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
800 5.250%, 12/01/44 12/24 at 100.00 802,311
1,000 5.500%, 12/01/54 12/24 at 100.00 1,003,107
9,030 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 9,073,258
500 (d) California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 492,098
765 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
5/24 at 100.00 729,936
16 (c),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 15,926
1,300 (d) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56
4/31 at 100.00 981,732
1,750 (d) CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56
8/31 at 100.00 1,165,186
2,000 (d) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45
12/31 at 100.00 1,612,760
300 Corona, California, Special Tax Bonds, Community Facilities District 2018-
2 Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 311,533
1,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 777,869
25,385 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 19,341,806

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57
2/32 at 100.00 $ 1,442,496
1,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 723,457
2,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58
7/32 at 100.00 1,347,165
4,250 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 3,101,489
2,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57
6/31 at 100.00 1,208,416
535 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 313,357
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 3,704,212
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 1,361,354
3,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 2,331,908
1,690 Daly City Housing Development Finance Agency, California, Mobile Home
Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding
Third Tier Series 2007C, 6.500%, 12/15/47
5/24 at 100.00 1,683,777
2,000 Daly City Housing Development Finance Agency, California, Mobile Home
Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series
2007A, 5.000%, 12/15/37
5/24 at 100.00 2,001,622
8,855 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 899,162
390 Lee Lake Public Financing Authority, California, Junior Lien Revenue
Bonds, Series 2013B, 5.250%, 9/01/32
5/24 at 100.00 390,433
1,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/52
9/29 at 103.00 998,049
535 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 459,829
1,640 Oroville, California, Revenue Bonds, Oroville Hospital Series 2019,
5.250%, 4/01/54
4/29 at 100.00 1,120,696
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100
:
750 (d),(e) 8.093%, 12/01/30 - AMBAC Insured, (IF) No Opt. Call 1,128,246
2,015 (d),(e) 8.417%, 12/01/33 - AMBAC Insured, (IF) No Opt. Call 3,357,895
10,000 (e) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT), (UB)
5/28 at 100.00 10,187,624

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 4,095 (d) San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31
5/24 at 70.81 $ 2,889,564
1,055 (d) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47
9/27 at 100.00 1,096,752
5,000 (e) University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 4,912,763
Total California 155,897,476
Colorado - 14.4% (9.0% of Total Investments)
830 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 744,870
1,089 Aspen Street Metropolitan District, Broomfield County and City, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 5.125%, 12/01/50
6/26 at 103.00 872,160
12,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 10,763,952
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 461,421
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,338,342
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 859,429
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 402,658
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,495,676
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 776,183
3,000 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
5/24 at 100.00 2,070,697
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 505,442
460 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
5/24 at 101.00 442,308
600 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/41
12/26 at 103.00 527,886
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.250%, 7/01/28
5/24 at 100.00 500,634
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
100 (d) 4.000%, 7/01/41 7/31 at 100.00 83,763
100 (d) 4.000%, 7/01/51 7/31 at 100.00 75,637
1,225 (d) 4.000%, 7/01/61 7/31 at 100.00 877,293

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 560 (d) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44
7/24 at 100.00 $ 560,009
720 (d) Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/55
12/30 at 100.00 590,659
2,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
5/24 at 100.00 2,477,736
1,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46
2/26 at 100.00 836,700
3,144 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 2,880,041
500 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3,
5.250%, 12/01/51
9/26 at 103.00 441,092
500 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 451,676
Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A
:
775 5.000%, 12/01/39 3/25 at 103.00 745,619
750 5.000%, 12/01/49 3/25 at 103.00 678,872
1,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%,
12/01/38
5/24 at 103.00 972,165
5,000 (e) Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.250%, 12/01/48, (AMT), (UB)
12/28 at 100.00 5,118,052
1,500 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A,
5.625%, 12/01/48
5/24 at 103.00 1,459,064
1,030 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General
Obligation Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%,
12/01/51
6/26 at 103.00 848,471
2,000 (d) Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 5.000%, 12/01/51
6/26 at 103.00 1,738,071
960 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 792,142
4,150 (d) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 4,088,035
3,080 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 2,910,655
1,000 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 917,950
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
8,380 5.500%, 12/01/42 12/30 at 102.00 8,248,247
1,000 5.750%, 12/01/52 12/30 at 102.00 973,399
2,260 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series
2022B, 8.125%, 12/15/52
12/30 at 102.00 2,255,833

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B
:
$ 3,000 6.000%, 12/01/52 9/27 at 103.00 $ 2,914,396
1,000 8.500%, 12/15/52 9/27 at 103.00 982,928
3,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50
6/25 at 103.00 2,580,761
500 (d) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51
12/26 at 103.00 368,020
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
500 4.500%, 12/01/41 12/26 at 103.00 407,630
500 4.750%, 12/01/51 12/26 at 103.00 385,056
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3)
:
750 6.250%, 12/01/52 9/27 at 103.00 707,761
1,000 9.000%, 12/15/52 9/27 at 103.00 965,962
2,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 2,002,425
540 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/41
3/26 at 103.00 472,461
810 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
5/24 at 103.00 809,786
1,700 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 1,510,856
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 956,800
1,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024, 6.625%, 12/01/56
12/31 at 103.00 938,418
4,500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2018A,
5.250%, 12/01/47
7/24 at 103.00 4,646,436
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 464,625
500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 363,783
5,000 (d) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 4,983,730
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
500 5.000%, 12/01/41 6/26 at 103.00 457,508
500 5.000%, 4/15/51 6/26 at 103.00 428,748
1,000 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51
9/26 at 103.00 801,779

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 $ 487,689
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 427,145
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 1,905,361
1,535 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 1,409,283
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 871,043
1,500 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 1,499,062
6,555 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 5,757,840
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 462,197
500 (d) Parkdale Community Authority, Erie County, Colorado, Limited Tax
Supported Convertible Capital Appreciation Revenue Bonds, District 2,
Series 2024A, 7.750%, 12/01/53
3/29 at 103.00 363,935
500 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 448,404
1,500 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 1,242,235
9,300 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 5,360,789
4,686 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 4,490,168
500 (d) Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51
12/26 at 103.00 391,919
1,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51
12/28 at 103.00 882,677
1,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 668,355
1,000 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 954,009
1,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 740,066
2,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 1,690,709
720 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 534,925
500 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 462,051

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 $ 453,828
570 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/51
6/26 at 103.00 488,519
1,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 863,538
2,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 1,683,586
2,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 1,973,874
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
2,515 3.750%, 12/01/41 9/26 at 103.00 1,926,233
2,000 4.000%, 12/01/51 9/26 at 103.00 1,427,267
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 874,246
1,000 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
5/24 at 103.00 948,523
5,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 5,197,194
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 4,
Series 2024A, 6.500%, 12/01/54
No Opt. Call 1,017,352
2,790 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 2,493,376
3,000 (c) Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
5/24 at 100.00 480,000
685 Three Springs Metropolitan District 1, Durango, La Plata County,
Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate
Series 2020B, 7.125%, 12/15/50
12/25 at 103.00 616,921
1,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 978,614
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
1,000 5.000%, 12/01/41 3/26 at 103.00 846,394
3,000 5.000%, 12/01/51 3/26 at 103.00 2,370,354
1,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50
12/26 at 103.00 855,670
1,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39
5/24 at 103.00 970,540
1,500 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
5/24 at 83.61 1,060,352
1,570 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
5/24 at 103.00 1,443,520
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 749,831

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 $ 452,068
1,100 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,066,234
3,000 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 3,012,698
1,000 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call 930,303
750 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 676,292
1,500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 1,407,516
1,000 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 820,889
2,000 (d) Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51
9/26 at 103.00 1,471,483
2,390 (d) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51
9/26 at 97.28 1,399,363
14,000 (d) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51
9/26 at 103.00 9,892,607
705 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/49
9/24 at 103.00 637,264
1,000 (d) Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50
9/26 at 103.00 828,416
798 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt
Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 746,907
Total Colorado 175,044,342
Connecticut - 0.5% (0.3% of Total Investments)
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/41
7/32 at 100.00 1,838,808
3,570 (e) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A, 4.600%, 11/15/49, (UB)
11/32 at 100.00 3,542,370
410 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 322,642
Total Connecticut 5,703,820
Delaware - 0.2% (0.1% of Total Investments)
2,500 (d),(h) Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 7.000%, 9/01/45, (Pre-refunded
3/03/25)
3/25 at 100.00 2,565,297
Total Delaware 2,565,297
District of Columbia - 2.6% (1.6% of Total Investments)
1,996 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55
5/30 at 100.00 1,690,403

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 1,800 (d) District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46
6/28 at 100.00 $ 1,201,815
5,100 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 -
AGM Insured, (UB)
10/29 at 100.00 4,737,261
20,640 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured, (UB)
10/31 at 100.00 19,464,822
4,750 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured
10/31 at 100.00 4,479,550
Total District of Columbia 31,573,851
Florida - 18.0% (11.3% of Total Investments)
350 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022, 5.500%,
6/15/52
6/32 at 100.00 353,163
500 Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 405,253
1,645 (c),(d) Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61
11/29 at 103.00 1,057,876
250 (c),(d) Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33
No Opt. Call 210,291
1,680 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, 2015 Assessment Project, Series 2015, 5.375%, 5/01/45
5/25 at 100.00 1,683,565
2,245 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 1,814,591
2,000 (d) Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52
5/32 at 100.00 1,600,646
1,000 (d) Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 4 Master Improvement Project, Series 2023,
5.500%, 5/01/53
5/33 at 100.00 1,003,319
960 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023, 5.625%, 5/01/54
5/33 at 100.00 967,626
1,020 (d) Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52
5/31 at 100.00 821,313
1,100 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 1,035,128
995 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 996,897
1,905 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 1,556,895
905 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33
No Opt. Call 966,243

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,510 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
5/24 at 100.00 $ 1,489,781
500 (d) Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52
5/37 at 100.00 502,710
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A
:
285 (d) 4.000%, 7/01/41 7/31 at 100.00 235,661
1,070 (d) 4.000%, 7/01/51 7/31 at 100.00 799,868
1,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56
12/28 at 100.00 780,000
2,500 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55
6/25 at 105.00 2,465,128
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021
:
500 (d) 4.000%, 8/15/51 8/28 at 100.00 380,756
1,000 (d) 4.200%, 8/15/56 8/28 at 100.00 768,806
1,000 (d) 4.250%, 8/15/61 8/28 at 100.00 759,070
2,273 (c),(d) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48
6/28 at 100.00 227,282
830 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39
6/26 at 100.00 795,939
1,000 (c),(d) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49
5/24 at 103.00 520,000
1,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017, 5.875%, 8/01/52
8/24 at 103.00 730,333
955 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%,
5/01/45
5/24 at 100.00 954,990
1,000 (d) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT)
10/27 at 100.00 985,522
215 (d) Coddington Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Series 2022, 5.750%, 5/01/42
5/32 at 100.00 222,769
1,491 (c),(d) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
7.750%, 5/15/35
5/24 at 100.00 40,267
995 (d) Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50
11/29 at 100.00 1,004,321
1,000 (d) Crosswinds East Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Assessment Area One Series 2024,
5.750%, 5/01/54
5/34 at 100.00 995,744
1,490 Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020,
4.000%, 6/15/40
6/30 at 100.00 1,324,827
1,515 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 1,218,980
1,420 Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area Two, Series 2020,
4.375%, 5/01/51
5/31 at 100.00 1,214,416
1,245 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/51
6/29 at 102.00 1,048,523

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,850 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
6.500%, 7/01/44
7/24 at 100.00 $ 1,851,783
1,000 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.750%, 7/01/44
7/27 at 100.00 954,038
2,000 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57
1/28 at 101.00 1,527,122
565 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 5.000%,
7/15/46
7/26 at 100.00 523,530
5,855 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2021A, 4.000%,
12/15/56
12/29 at 100.00 4,344,642
1,000 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014, 6.000%, 6/15/44
6/24 at 100.00 1,002,100
655 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50
1/27 at 100.00 551,676
120 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50
9/27 at 100.00 104,199
1,000 (d) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT)
5/24 at 103.00 998,687
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
11,450 (d) 1.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28), (WI/DD) 5/24 at 100.00 1 1,822,125
7,585 5.250%, 7/01/53 - AGM Insured, (AMT), (UB), (WI/DD) 7/32 at 100.00 7,909,791
5,400 5.500%, 7/01/53, (AMT), (WI/DD) 7/32 at 100.00 5,599,499
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
5/24 at 104.00 4,975,281
24,190 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 100.00 24,237,171
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
:
2,655 5.375%, 11/01/40 11/29 at 100.00 2,482,720
2,000 5.500%, 11/01/50 11/29 at 100.00 1,818,971
1,900 (d) Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 1,511,256
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 1,001,201
10,000 (e) Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT), (UB)
10/27 at 100.00 10,180,935
200 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%,
11/01/49
11/29 at 100.00 176,326

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 885 (d) Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022, 5.000%,
5/01/52
5/32 at 100.00 $ 827,180
1,860 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
5/24 at 100.00 1,860,665
200 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39
11/29 at 100.00 179,991
1,000 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 4, Series 2023, 5.500%, 5/01/53
5/33 at 100.00 1,008,636
5,000 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT), (UB)
10/28 at 100.00 5,054,898
1,500 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT)
10/28 at 100.00 1,516,469
560 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 5.875%, 5/01/55
5/34 at 100.00 567,262
265 Lakes of Sarasota Community Development District, Florida, Improvement
Revenue Bonds, Capital Phase 1 Project 2021A-1, 4.100%, 5/01/51
5/31 at 100.00 218,613
500 Lakes of Sarasota Community Development District, Florida, Improvement
Revenue Bonds, Capital Phase 1 Project 2021B-1, 4.300%, 5/01/51
5/31 at 100.00 423,545
610 Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 487,766
610 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%,
5/01/45
5/25 at 100.00 591,486
2,000 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.375%, 6/15/37
5/24 at 100.00 1,936,792
1,630 (d) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%,
12/01/52
5/24 at 104.00 1,182,189
750 Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 603,016
2,500 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A, 4.000%, 5/01/52
5/31 at 100.00 1,976,437
2,000 (d) LTC Ranch Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 3 Project, Series
2024AA3, 6.050%, 5/01/54
No Opt. Call 1,978,236
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
1,995 4.375%, 5/01/40 5/30 at 100.00 1,843,538
2,990 4.500%, 5/01/51 5/30 at 100.00 2,617,360
750 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 6.000%, 7/01/47
7/27 at 100.00 751,850
1,085 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.250%,
11/01/49
11/27 at 100.00 1,097,415

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/39
7/24 at 100.00 $ 4,774,943
1,750 (d) Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%,
9/15/45
9/25 at 100.00 1,754,400
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 975,451
11,250 (e) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 11,794,267
995 (d) Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024, 6.000%, 5/01/55
5/34 at 100.00 982,649
605 (h) Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24,
(ETM)
4/24 at 100.00 605,000
420 (d) Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2022, 5.750%, 5/01/53
5/32 at 100.00 427,585
355 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.750%, 5/01/50
5/29 at 100.00 327,106
930 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 936,765
9,305 (e) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 4.000%, 8/15/49, (UB)
8/29 at 100.00 8,333,282
250 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 246,912
1,355 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57
6/31 at 100.00 1,181,961
500 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51
4/29 at 100.00 479,291
250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022,
5.125%, 5/01/51
5/32 at 100.00 242,291
905 (d) Peace Creek Village Community Development District, Florida, Special
Assessment Revenue Bonds, Winter Haven Series 2024, 5.750%, 5/01/54
5/34 at 100.00 896,058
500 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2, 4.000%, 5/01/50
5/30 at 100.00 407,017
910 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 734,469
905 (d) Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 729,332
2,495 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 6.000%, 11/01/47
11/27 at 100.00 2,559,677
1,000 (d) Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39)
11/31 at 100.00 803,199
700 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.375%, 11/01/53
11/33 at 100.00 726,274

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,110 (d) Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41
5/31 at 100.00 $ 912,832
990 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45
11/25 at 100.00 993,845
15,000 (e) South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017, 5.000%, 8/15/47, (UB)
8/27 at 100.00 15,153,819
500 (d) Summit View Community Development District, Dade City, Florida,
Special Assessment Area Two Revenue Bonds, Series 2024, 6.000%,
5/01/54
5/34 at 100.00 491,870
220 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call 207,489
615 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36
5/24 at 100.00 589,024
2,300 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
5/24 at 100.00 2,229,575
2,505 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
5/24 at 100.00 25
1,230 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.000%,
12/15/40
12/29 at 100.00 1,083,313
1,265 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%,
10/01/47
10/27 at 100.00 1,142,676
1,000 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 5.000%, 5/01/37
5/28 at 100.00 1,010,551
1,555 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 1,620,228
2,885 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.375%, 11/01/47
11/31 at 100.00 3,006,018
500 Two Lakes Community Development District, Hialeah, Florida, Special
Assessment Bonds, Expansion Area Project, Series 2019, 4.000%,
12/15/49
12/29 at 100.00 398,740
1,000 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project, Series 2023, 6.125%, 11/01/53
11/33 at 100.00 1,021,277
335 (d) Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021, 4.000%,
5/01/51
5/31 at 100.00 269,543
1,000 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 797,890
1,000 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 1,073,752
500 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022, 6.625%, 11/01/52
11/32 at 100.00 527,881
965 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%,
11/01/45
11/24 at 100.00 966,318

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 500 (d) Westside Haines City Community Development District, Polk County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2024, 6.000%,
5/01/54
5/34 at 100.00 $ 497,275
1,000 (d) Windsor at Westside Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2024, 5.750%,
5/01/54, (WI/DD)
5/34 at 100.00 984,568
Total Florida 219,131,334
Georgia - 0.4% (0.2% of Total Investments)
870 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
5/24 at 100.00 634,644
1,610 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 1,593,286
2,215 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured
1/33 at 100.00 2,291,601
Total Georgia 4,519,531
Hawaii - 0.3% (0.2% of Total Investments)
2,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52
5/33 at 100.00 1,961,562
2,000 (d) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43
5/24 at 100.00 2,001,109
Total Hawaii 3,962,671
Idaho - 0.2% (0.2% of Total Investments)
1,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56
7/26 at 103.00 809,922
565 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A, 5.250%, 7/01/55
7/25 at 100.00 476,351
1,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56
11/25 at 100.00 691,281
1,050 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 1,065,504
Total Idaho 3,043,058
Illinois - 17.8% (11.2% of Total Investments)
183 (c) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 182,416
10,670 (e) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB)
4/27 at 100.00 11,102,009
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,496,769
2,575 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
5/24 at 100.00 2,530,427
15,385 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 15,926,657
2,025 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 2,104,101
9,910 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 10,673,248
10,000 (e) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured, (UB)
12/31 at 100.00 10,527,243

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,848 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
5/24 at 100.00 $ 1,848,338
1,552 (c) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26
5/24 at 100.00 1,133,051
5,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48, (UB)
1/29 at 100.00 5,076,394
8,065 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022A, 5.000%, 1/01/48
1/32 at 100.00 8,265,395
4,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52, (UB)
1/27 at 100.00 4,049,187
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
5,000 (e) 5.250%, 1/01/53, (UB) 1/31 at 100.00 5,192,404
10,620 (e) 5.500%, 1/01/55, (UB) 1/32 at 100.00 11,236,052
4,000 (e) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/43, (UB)
1/30 at 100.00 4,211,306
9,400 (e) Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB)
1/27 at 100.00 9,795,121
1,000 (e) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/37, (UB)
1/25 at 100.00 1,005,538
130 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 130,318
Chicago, Illinois, General Obligation Bonds, Series 2019A
:
11,000 (e) 5.000%, 1/01/44, (UB) 1/29 at 100.00 11,217,010
8,000 (e) 5.500%, 1/01/49, (UB) 1/29 at 100.00 8,254,990
1,500 (e) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 1,503,514
5,000 (c),(d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A, 6.375%, 11/01/46
11/26 at 100.00 4,181,654
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
1,000 (d) 5.000%, 7/01/51 7/31 at 100.00 724,263
1,000 (d) 5.000%, 7/01/56 7/31 at 100.00 705,985
1,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53
8/33 at 100.00 1,040,481
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
:
550 5.000%, 3/01/36 9/32 at 100.00 551,066
600 5.000%, 3/01/38 9/32 at 100.00 580,649
700 5.000%, 3/01/40 9/32 at 100.00 664,032
2,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018B, 6.125%, 4/01/58
10/28 at 100.50 1,874,390
7,955 (e) Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB)
3/32 at 100.00 8,499,596
1,715 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 1,844,359
Illinois State, General Obligation Bonds, November Series 2016
:
1,000 5.000%, 11/01/35 11/26 at 100.00 1,020,422
1,000 5.000%, 11/01/37 11/26 at 100.00 1,014,654
5,000 Illinois State, General Obligation Bonds, October Series 2020C, 4.250%,
10/01/45
10/30 at 100.00 4,645,556

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,000 (e) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46, (UB)
1/32 at 100.00 $ 9,559,636
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
7,075 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 6,235,977
1,000 4.000%, 6/15/50 12/29 at 100.00 888,205
12,215 5.000%, 6/15/50 12/29 at 100.00 12,465,211
5,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 5,058,676
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
35,635 0.000%, 12/15/54 No Opt. Call 6,945,511
5,000 0.000%, 12/15/54 - BAM Insured No Opt. Call 1,065,781
705 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
5/24 at 100.00 704,978
7,750 (e) Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 5.000%, 1/01/48, (UB)
1/28 at 100.00 7,902,557
10,000 (e) Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018C, 5.250%, 1/01/48 - BAM Insured, (UB)
1/29 at 100.00 10,426,845
895 (c) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
5/24 at 100.00 375,900
Total Illinois 216,437,872
Indiana - 1.7% (1.1% of Total Investments)
1,000 (d),(e) Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 7.673%, 4/01/30 -
AMBAC Insured, (IF)
No Opt. Call 1,344,908
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 1,020,734
850 Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A, 5.000%, 6/01/41
6/31 at 100.00 748,314
7,725 (e) Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/57, (UB)
9/32 at 100.00 7,108,781
2,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
5/24 at 100.00 2,000,270
5,000 (e) Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017A,
5.000%, 8/15/51, (UB)
8/27 at 100.00 5,016,390
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.125%, 3/01/57
3/33 at 100.00 1,084,459
770 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
5/24 at 100.00 771,814
1,000 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
5/24 at 100.00 1,001,667
966 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 10
1,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Refunding Series 2024, 5.000%, 1/01/54, (AMT), (WI/DD)
1/34 at 100.00 1,014,464
Total Indiana 21,111,811

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa - 1.8% (1.1% of Total Investments)
$ 1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/24 at 100.00 $ 977,253
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
17,940 (e) 5.000%, 12/01/50, (UB) 12/29 at 103.00 18,688,715
2,500 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 2,595,232
Total Iowa 22,261,200
Kansas - 0.1% (0.0% of Total Investments)
1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 940,192
Total Kansas 940,192
Kentucky - 2.7% (1.7% of Total Investments)
1,340 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 1,177,490
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A
:
11,675 (e) 5.000%, 6/01/41, (UB) 6/27 at 100.00 11,731,266
5,450 5.000%, 6/01/41 6/27 at 100.00 5,476,265
3,300 5.000%, 6/01/45 6/27 at 100.00 3,301,044
990 (e) 5.000%, 6/01/45, (UB) 6/27 at 100.00 990,313
1,000 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.125%, 7/01/55
7/29 at 102.00 758,366
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/30
7/25 at 100.00 1,009,161
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 819,354
5,200 (e) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, 5.250%, 4/01/54, (Mandatory Put 2/01/32),
(UB)
11/31 at 100.18 5,499,132
1,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52
12/32 at 100.00 935,872
1,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52
12/32 at 100.00 937,500
Total Kentucky 32,635,763
Louisiana - 1.1% (0.7% of Total Investments)
1,810 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
5/24 at 100.00 1,810,406
500 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58
6/27 at 100.00 425,212
1,480 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/56
6/31 at 100.00 1,165,814
500 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57
4/27 at 100.00 409,013
1,710 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
5/24 at 100.00 1,710,349

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
$ 250 (c),(d) 5.000%, 6/01/41 6/31 at 100.00 $ 150,000
250 (c),(d) 5.000%, 6/01/51 6/31 at 100.00 150,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A
:
500 (d) 6.250%, 6/01/52 6/31 at 100.00 483,926
1,000 (d) 6.375%, 6/01/62 6/31 at 100.00 959,337
200 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62
6/31 at 100.00 188,249
1,300 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
5/24 at 100.00 1,302,817
2,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/33
No Opt. Call 2,235,807
2,110 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33
5/24 at 100.00 2,112,058
2,000 (c),(d) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT)
No Opt. Call 20
540 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 583,958
Total Louisiana 13,686,966
Maryland - 0.8% (0.5% of Total Investments)
1,595 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/42
9/27 at 100.00 1,489,208
4,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
5/24 at 100.00 2,400,000
2,500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
5/24 at 100.00 1,500,000
1,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 792,749
5,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 2.750%, 6/01/51
6/31 at 100.00 3,308,533
Total Maryland 9,490,490
Massachusetts - 1.1% (0.7% of Total Investments)
7,080 (e) Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53, (UB)
7/28 at 100.00 7,146,815
5,735 (e) Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
7/26 at 100.00 5,170,867
1,200 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51, (AMT)
7/31 at 100.00 784,128
Total Massachusetts 13,101,810
Michigan - 3.1% (1.9% of Total Investments)
1,740 Detroit, Wayne County, Michigan, General Obligation Bonds, Social Series
2021A, 5.000%, 4/01/46
4/31 at 100.00 1,751,242
1,945 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%,
5/01/46
5/31 at 100.00 1,529,839

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 6,480 (e) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48, (UB)
11/29 at 100.00 $ 6,662,492
3,675 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 3,778,496
5,000 (e) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB)
12/27 at 100.00 4,838,379
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
5.000%, 2/01/33
2/27 at 102.00 817,984
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 5.000%, 9/01/40
8/31 at 100.00 973,806
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021
:
905 4.000%, 12/01/41 12/31 at 100.00 740,791
1,000 4.000%, 12/01/51 12/31 at 100.00 751,511
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021
:
150 (d) 4.400%, 4/01/31 4/28 at 100.00 130,997
315 (d) 4.900%, 4/01/41 4/28 at 100.00 242,725
1,210 (d) Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46
7/27 at 100.00 912,533
28,335 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call 6,793,889
1,355 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
5/24 at 100.00 1,355,276
1,000 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
5/24 at 100.00 1,000,617
100,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 3,426,230
1,650 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 1,397,251
535 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/31
12/28 at 103.00 515,963
Total Michigan 37,620,021
Minnesota - 0.9% (0.5% of Total Investments)
2,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 1,444,071
665 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.500%, 7/01/35
7/25 at 100.00 636,082
1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 6.000%, 7/01/45
7/25 at 100.00 936,305
505 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 426,060
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 1,071,871
100 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 79,140

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 1,125 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 $ 990,170
2,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/58
3/33 at 100.00 1,894,367
3,000 (d) Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT)
5/24 at 100.00 2,908,313
Total Minnesota 10,386,379
Mississippi - 0.1% (0.0% of Total Investments)
335 (c),(d) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding
Series 2019A, 6.000%, 10/15/49, (Mandatory Put 6/15/25)
10/26 at 100.00 328,505
490 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34, (AMT)
6/24 at 100.00 427,297
Total Mississippi 755,802
Missouri - 4.3% (2.7% of Total Investments)
7,090 (e) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT), (UB)
3/29 at 100.00 7,115,926
5,000 (e) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A, 5.000%, 3/01/57 - AGM Insured,
(AMT), (UB)
3/30 at 100.00 5,067,146
655 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46
4/26 at 100.00 573,177
9,740 (e) Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Expansion
Project, Refunding & Improvement Series 2022C, 4.000%, 9/01/46, (UB)
9/32 at 100.00 9,345,225
2,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%,
6/15/46
6/25 at 100.00 1,824,751
5,000 (e) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52, (UB)
12/33 at 100.00 5,238,591
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52
12/33 at 100.00 2,095,436
2,000 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 1,656,136
478 (d) North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
5/24 at 100.00 343,297
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A
:
8,050 (e) 4.000%, 12/01/40, (UB) 12/30 at 100.00 7,992,171
8,970 (e) 4.000%, 12/01/41, (UB) 12/30 at 100.00 8,869,522
1,351 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/24 at 100.00 351,260
732 (c) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.100%, 12/31/26
No Opt. Call 32,208

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,230 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 $ 1,213,326
Total Missouri 51,718,172
Nebraska - 1.2% (0.7% of Total Investments)
5,495 (e) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023E, 4.750%, 9/01/48, (UB)
No Opt. Call 5,555,177
8,425 (e) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024A, 4.800%, 9/01/54, (UB)
3/33 at 100.00 8,465,164
Total Nebraska 14,020,341
Nevada - 0.1% (0.1% of Total Investments)
2,000 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38
2/31 at 100.00 200,000
1,000 (c),(d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017, 6.250%, 12/15/37, (AMT)
12/27 at 100.00 150,970
2,000 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT)
8/29 at 100.00 200,000
885 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48
9/28 at 100.00 879,455
Total Nevada 1,430,425
New Jersey - 4.0% (2.5% of Total Investments)
2,500 (e) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/52, (UB)
11/32 at 100.00 2,609,441
9,500 (e),(h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-refunded
6/15/27), (UB)
6/27 at 100.00 10,037,221
2,080 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
5/24 at 101.00 2,098,460
40,000 (e) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/35 - AMBAC Insured, (UB)
No Opt. Call 25,388,855
6,790 (e) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/50, (UB)
12/30 at 100.00 6,958,578
2,050 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,070,219
Total New Jersey 49,162,774
New Mexico - 0.3% (0.2% of Total Investments)
265 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/24 at 69.05 132,929
40 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 37,913
170 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 163,218
305 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call 284,481

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico (continued)
$ 1,210 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
5/24 at 100.00 $ 1,176,421
1,020 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 1,023,713
1,500 (d) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
5/24 at 103.00 1,411,144
Total New Mexico 4,229,819
New York - 12.5% (7.8% of Total Investments)
1,095 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 6.650%,
2/01/53
2/33 at 100.00 1,103,506
610 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 514,735
4,255 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45
9/25 at 100.00 4,255,184
1,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 1,059,833
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1
:
5,000 (d) 5.250%, 6/01/40 12/30 at 100.00 4,775,026
2,000 (d) 5.500%, 6/01/55 12/30 at 100.00 1,787,828
3,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40
12/30 at 100.00 2,786,630
2,000 (d) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 2,063,121
9,000 (e) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 - AGM
Insured, (UB)
5/32 at 100.00 8,851,428
1,220 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 1,198,681
200 (d) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36
6/27 at 100.00 179,099
650 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Josephs College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 576,637
2,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E, 4.000%,
3/15/49
3/32 at 100.00 1,906,441
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 907,710
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,360 4.050%, 2/01/31 2/30 at 100.00 2,180,408
1,000 4.600%, 2/01/51 2/30 at 100.00 751,244
1,000 (c) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 580,000

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 10,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50,
(UB)
5/30 at 100.00 $ 10,330,987
1,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43,
(UB)
11/30 at 100.00 1,051,659
1,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49,
(UB)
11/30 at 100.00 906,910
11,850 (e) New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series 2018K,
4.125%, 11/01/53, (UB)
9/26 at 100.00 11,096,031
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
1,500 (c) 2.300%, 10/01/37 5/24 at 100.00 960,000
5,000 (c) 2.350%, 10/01/46 5/24 at 100.00 3,200,000
2,500 (e) New York City, New York, General Obligation Bonds, Fiscal 2024 Series A,
5.000%, 8/01/51, (UB)
8/33 at 100.00 2,655,249
2,500 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 2,477,775
2,250 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34
11/24 at 100.00 2,255,608
7,000 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44
11/24 at 100.00 7,040,846
2,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 3.000%, 3/15/50
9/31 at 100.00 1,466,471
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
1,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 975,336
15,990 (e) 5.250%, 1/01/50, (AMT), (UB) 7/24 at 100.00 15,830,063
1,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 989,998
10,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
5/24 at 100.00 10,000,703
3,070 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 3,232,356
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
3,895 (e) 5.000%, 6/30/49 - AGM Insured, (AMT), (UB) 6/31 at 100.00 4,01 4,791
2,000 6.000%, 6/30/54, (AMT) 6/31 at 100.00 2,193,005
5,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 5,437,006
1,000 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 760,803

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 9,000 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Two Series 2022, 4.625%, 8/01/52, (AMT), (UB)
8/32 at 100.00 $ 9,102,484
7,000 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/52, (AMT), (UB)
1/33 at 100.00 7,207,327
855 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 82,313
3,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59
5/34 at 100.00 3,250,015
2,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,779,433
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
5,000 (d) 4.500%, 7/01/56 7/27 at 104.00 4,209,782
1,025 (d) 5.000%, 7/01/56 7/27 at 104.00 939,363
2,475 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 2,344,483
420 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 468,644
250 (d) Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41
6/31 at 100.00 194,921
Total New York 151,931,873
North Carolina - 0.3% (0.2% of Total Investments)
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/48
1/30 at 55.97 3,187,484
Total North Carolina 3,187,484
North Dakota - 0.1% (0.1% of Total Investments)
1,973 (c) Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38
5/24 at 100.00 986,462
Total North Dakota 986,462
Ohio - 4.2% (2.6% of Total Investments)
124,335 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 12,327,032
8,640 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 7,833,211
920 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55
12/29 at 100.00 724,334
3,900 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 3,878,361
340 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 263,312
3,890 (d) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 3,930,467

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 4,500 (d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 $ 4,143,315
1,300 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 1,224,122
1,775 (e) Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.550%,
9/01/49, (UB)
9/33 at 100.00 1,758,590
11,300 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 11,704,744
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 799,539
2,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 1,992,737
Total Ohio 50,579,764
Oklahoma - 1.7% (1.1% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
1,000 5.500%, 8/15/52 8/28 at 100.00 1,016,969
1,000 5.500%, 8/15/57 8/28 at 100.00 1,017,742
1,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/44
8/32 at 100.00 1,199,531
15,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
5/24 at 100.00 15,002,905
2,600 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
5/24 at 100.00 2,600,504
Total Oklahoma 20,837,651
Pennsylvania - 1.6% (1.0% of Total Investments)
2,280 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57
6/29 at 103.00 1,950,594
900 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 931,009
1,250 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32
5/28 at 100.00 1,253,783
500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 395,018
1,000 (d) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41
10/27 at 100.00 769,287
1,500 (d) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 1,207,186
1,245 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/51
11/31 at 100.00 1,013,738

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 2,000 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/51
5/30 at 100.00 $ 1,457,892
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,004,114
1,720 (c),(d),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 172
1,720 (c),(d),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 172
2,970 (c),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 297
7,730 (e) Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.000%, 12/31/57 - AGM Insured, (AMT), (UB)
12/32 at 100.00 8,055,009
1,000 (d) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50
12/27 at 100.00 913,097
1,000 (d) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B, 5.125%,
12/15/44
12/27 at 100.00 908,780
135 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 135,033
Total Pennsylvania 19,995,181
Puerto Rico - 9.8% (6.1% of Total Investments)
682 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
5/24 at 100.00 682,324
2,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35
7/30 at 100.00 2,102,109
8,625 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
5/24 at 100.00 1,609,623
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
1,185 (c) 5.250%, 7/01/28 5/24 at 100.00 234,593
1 (c) 5.250%, 7/01/28 5/24 at 100.00 265
890 (c) 5.250%, 7/01/29 5/24 at 100.00 176,243
655 (c) 5.250%, 7/01/31 5/24 at 100.00 129,506
3 (c) 5.250%, 7/01/31 5/24 at 100.00 795
3,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 5.250%, 7/01/25
5/24 at 100.00 552,070
185 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A,
5.050%, 1/01/24
7/23 at 100.00 36,033
2,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2003NN,
5.500%, 1/31/24
No Opt. Call 376,475
1,025 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT,
5.000%, 7/01/37
5/24 at 100.00 203,351
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
710 (c) 5.375%, 1/01/24 No Opt. Call 137,691
360 (c) 5.375%, 1/01/24 No Opt. Call 69,815
375 (c) 5.250%, 7/01/33 5/24 at 100.00 71,827

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 5,690 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA,
5.250%, 1/01/24
No Opt. Call $ 1,130,994
405 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC,
5.000%, 7/01/28
5/24 at 100.00 78,990
1,350 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
5/24 at 100.00 275,257
4,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ,
5.250%, 1/01/24
No Opt. Call 890,621
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
1,000 (c) 6.750%, 7/01/36 5/24 at 100.00 181,802
4,835 (c) 5.000%, 7/01/42 5/24 at 100.00 974,455
5,500 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 6.050%, 7/01/32
5/24 at 100.00 1,028,650
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
42,500 0.000%, 7/01/46 7/28 at 41.38 13,326,950
183,530 0.000%, 7/01/51 7/28 at 30.01 42,082,310
7,750 5.000%, 7/01/58 7/28 at 100.00 7,750,914
14,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 13,731,084
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
0 (i) 5.625%, 7/01/27 No Opt. Call 95
4,201 0.000%, 7/01/33 7/31 at 89.94 2,756,467
6,979 4.000%, 7/01/41 7/31 at 103.00 6,493,152
14,018 4.000%, 7/01/46 7/31 at 103.00 12,639,349
15,521 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 9,254,384
Total Puerto Rico 118,978,194
Rhode Island - 0.3% (0.2% of Total Investments)
18,260 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/24 at 19.06 3,162,922
Total Rhode Island 3,162,922
South Carolina - 1.9% (1.2% of Total Investments)
220 (d) Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 4.000%, 5/01/52
5/29 at 100.00 152,018
Lancaster County, South Carolina, Special Assessment Bonds, Edgewater
II Improvement District, Capital Appreciation Series 2007-A&B
:
7,230 0.000%, 11/01/39 5/24 at 30.97 1,920,416
7,020 0.000%, 11/01/39 5/24 at 30.97 1,630,240
400 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55
1/30 at 100.00 342,694
940 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School Project,
Series 2014, 7.750%, 11/15/45
11/26 at 100.00 990,992
2,960 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 5.750%, 6/01/52
No Opt. Call 2,184,439
1,000 (d) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55
11/26 at 100.00 880,855

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 1,585 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.250%, 6/15/58
6/33 at 100.00 $ 1,625,682
235 (d) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A, 7.125%,
6/15/58
6/31 at 100.00 240,158
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A
:
2,980 (e) 5.000%, 5/01/38, (UB) 5/28 at 100.00 3,063,499
9,895 (e) 5.000%, 5/01/48, (UB) 5/28 at 100.00 9,976,725
Total South Carolina 23,007,718
Tennessee - 0.6% (0.4% of Total Investments)
1,000 (c) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 589,599
150 (d) Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51
6/31 at 100.00 121,127
5,000 (c),(d) The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47
6/27 at 100.00 217,500
6,024 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 6,087,301
900 (c),(d) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46
5/24 at 100.00 551,089
Total Tennessee 7,566,616
Texas - 6.6% (4.2% of Total Investments)
2,000 (d) Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50
10/31 at 100.00 1,710,353
1,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.000%, 9/15/41
9/31 at 100.00 841,205
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 704,015
830 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District, Series
2013, 6.000%, 11/01/28
5/24 at 100.00 830,193
300 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51
9/31 at 100.00 273,321
500 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.250%, 9/01/49
9/29 at 100.00 417,963
1,000 (d) Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Major Improvements Area Project, Series 2023,
6.125%, 9/01/52
9/33 at 100.00 984,801
2,935 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 4.000%, 9/01/51
9/31 at 100.00 2,302,455

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 500 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021, 4.500%, 9/01/51
9/31 at 100.00 $ 425,985
165 (d) Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49
8/27 at 100.00 139,575
1,500 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
5/24 at 100.00 1,499,947
1,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
5/24 at 100.00 1,000,977
125 (d) Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019, 4.375%,
9/01/49
9/29 at 100.00 105,864
670 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
5/24 at 100.00 668,249
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011, 6.625%, 7/15/38, (AMT)
5/24 at 100.00 1,000,662
500 (d) Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 1 Project Series 2021, 4.000%,
9/01/56
9/29 at 100.00 392,066
1,075 (d) Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 2 Project Series 2023, 5.625%,
9/01/58
9/31 at 100.00 1,078,269
4,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 2,739,584
1,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 900,875
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Major Improvement Area Project, Series 2021
:
900 (d) 4.125%, 9/15/41 9/31 at 100.00 765,116
1,500 (d) 4.375%, 9/15/51 9/31 at 100.00 1,231,476
1,170 (d) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 2 Project, Series 2019,
4.250%, 9/15/39
9/29 at 100.00 1,063,394
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
300 (d) 5.750%, 9/15/39 9/29 at 100.00 301,176
500 (d) 6.000%, 9/15/49 9/29 at 100.00 504,675
1,125 Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021, 3.000%, 9/01/46
9/27 at 100.00 822,120
20,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 16,604,838
1,000 (h) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 1,026,581
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,250 (c) 5.000%, 7/01/35 7/25 at 100.00 $ 1,159,375
2,445 (c) 5.000%, 7/01/47 7/25 at 100.00 2,267,737
1,070 (d) Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%,
9/01/50
9/30 at 100.00 849,498
250 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
5.625%, 9/15/52
9/32 at 100.00 243,926
325 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
5.625%, 9/15/52
9/32 at 100.00 317,104
2,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series 2021,
4.375%, 9/15/51
9/31 at 100.00 1,574,582
440 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 4.000%, 1/01/50, (AMT)
5/24 at 101.00 340,254
7,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT)
5/24 at 103.00 4,440,166
Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series
2019A
:
1,650 4.000%, 6/01/38, (AMT) 6/29 at 100.00 1,571,674
1,620 4.000%, 6/01/39, (AMT) 6/29 at 100.00 1,527,743
1,000 Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022, 5.250%,
9/01/52
9/30 at 100.00 939,807
205 (d) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49
9/29 at 100.00 181,756
185 (d) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39
9/29 at 100.00 185,842
1,000 (d) Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red
Oak Public Improvement District 1 Improvement Area 1 Project, Series
2021, 4.000%, 9/15/51
9/30 at 100.00 792,563
2,000 (c) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.000%,
12/15/32
5/24 at 100.00 1,200,000
145 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 5.750%,
9/15/36
5/24 at 102.00 144,699
7,000 (e) Sherman, Texas, Combination Tax and Revenue Certificates of Obligation,
Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 7,348,237
5,000 (e) Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/48, (UB)
1/29 at 100.00 5,081,565
10,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 10,076,192
Total Texas 80,578,455

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.5% (0.3% of Total Investments)
$ 2,500 (d) Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.000%, 3/01/51
9/26 at 103.00 $ 1,824,154
1,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51
9/26 at 103.00 813,701
1,000 Military Installation Development Authority, Utah, Tax Allocation and Hotel
Tax Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 716,854
2,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51
9/26 at 103.00 1,438,554
830 (d) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49
12/29 at 100.00 721,011
970 (d) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51
1/25 at 102.00 824,688
Total Utah 6,338,962
Virgin Islands - 1.1% (0.7% of Total Investments)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C
:
1,000 (d) 5.000%, 10/01/30 10/24 at 100.00 976,659
5,000 (d) 5.000%, 10/01/39 10/24 at 100.00 4,653,576
2,890 (d) Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26
No Opt. Call 2,773,142
3,085 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 3,067,488
215 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 214,324
1,480 (d) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT)
10/29 at 104.00 1,444,991
Total Virgin Islands 13,130,180
Virginia - 3.8% (2.4% of Total Investments)
762 (c) Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/22
No Opt. Call 495,300
1,000 (d) Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55
3/27 at 103.00 787,526
10,000 (d) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46
7/27 at 100.00 9,689,355
11,495 (e) Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55, (UB)
1/32 at 100.00 10,397,536
1,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
5/24 at 100.00 922,757
2,340 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/59
9/30 at 103.00 2,585,702
4,500 (e) Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023A, 5.000%, 11/01/38, (UB)
5/32 at 100.00 4,745,656
7,000 (d) Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A, 5.500%, 7/01/54
7/34 at 100.00 6,062,335

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 8,977 (d) Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, (cash 7.500%, PIK 7.500%)
No Opt. Call $ 5,386,396
4,665 (d) Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52
6/33 at 105.00 4,495,453
550 (d) West Falls Community Development Authority, Arlington County, Virginia,
Revenue Bonds, Series 2022A, 5.375%, 9/01/52
9/32 at 100.00 544,099
Total Virginia 46,112,115
Washington - 2.0% (1.3% of Total Investments)
1,000 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 993,226
1,000 Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37, (AMT)
5/24 at 100.00 945,953
1,300 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
5/24 at 100.00 1,300,161
5,100 (e) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/43, (AMT), (UB)
5/27 at 100.00 5,134,654
2,500 Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow
Apartments Project, Series 2021, 2.500%, 6/01/54
6/31 at 100.00 1,462,686
155 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
5/24 at 100.00 147,874
13,915 (e) Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020, 5.000%, 9/01/55, (UB)
9/30 at 100.00 14,222,612
Total Washington 24,207,166
West Virginia - 0.6% (0.4% of Total Investments)
1,264 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
5/24 at 100.00 1,231,228
1,125 (d) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.750%,
6/01/43
6/27 at 100.00 1,145,024
950 (d) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43
6/31 at 100.00 817,350
945 (d) West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40
12/27 at 103.00 771,473
4,000 (e) West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 4.375%, 6/01/53,
(UB)
6/33 at 100.00 3,829,040
Total West Virginia 7,794,115
Wisconsin - 8.1% (5.1% of Total Investments)
2,500 (d) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32
12/26 at 100.00 2,128,201
2,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 1,986,007

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 255 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A, 5.000%, 6/15/51
6/29 at 100.00 $ 205,145
150 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55
7/28 at 100.00 126,186
2,015 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57
4/31 at 100.00 1,624,889
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A
:
1,000 (d) 5.000%, 6/01/51 6/29 at 100.00 790,884
1,280 (d) 5.000%, 6/01/61 6/29 at 100.00 979,161
4,985 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46
6/26 at 100.00 3,875,892
500 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A, 5.000%, 6/15/55
6/27 at 103.00 421,875
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
13 (c),(d) 0.000%, 1/01/47 No Opt. Call 314
11 (c),(d) 0.000%, 1/01/48 No Opt. Call 259
11 (c),(d) 0.000%, 1/01/49 No Opt. Call 240
10 (c),(d) 0.000%, 1/01/50 No Opt. Call 216
10 (c),(d) 0.000%, 1/01/51 No Opt. Call 201
13 (c),(d) 0.000%, 1/01/52 No Opt. Call 243
13 (c),(d) 0.000%, 1/01/53 No Opt. Call 227
13 (c),(d) 0.000%, 1/01/54 No Opt. Call 206
13 (c),(d) 0.000%, 1/01/55 No Opt. Call 191
12 (c),(d) 0.000%, 1/01/56 No Opt. Call 178
667 (c),(d) 5.500%, 7/01/56 3/28 at 100.00 497,353
14 (c),(d) 0.000%, 1/01/57 No Opt. Call 185
13 (c),(d) 0.000%, 1/01/58 No Opt. Call 171
13 (c),(d) 0.000%, 1/01/59 No Opt. Call 158
13 (c),(d) 0.000%, 1/01/60 No Opt. Call 145
12 (c),(d) 0.000%, 1/01/61 No Opt. Call 135
12 (c),(d) 0.000%, 1/01/62 No Opt. Call 124
12 (c),(d) 0.000%, 1/01/63 No Opt. Call 115
12 (c),(d) 0.000%, 1/01/64 No Opt. Call 107
11 (c),(d) 0.000%, 1/01/65 No Opt. Call 99
12 (c),(d) 0.000%, 1/01/66 No Opt. Call 98
148 (c),(d) 0.000%, 1/01/67 No Opt. Call 1,075
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
24 (c),(d) 0.000%, 1/01/46 No Opt. Call 648
24 (c),(d) 0.000%, 1/01/47 No Opt. Call 592
24 (c),(d) 0.000%, 1/01/48 No Opt. Call 556
23 (c),(d) 0.000%, 1/01/49 No Opt. Call 520
23 (c),(d) 0.000%, 1/01/50 No Opt. Call 475
25 (c),(d) 0.000%, 1/01/51 No Opt. Call 493
651 (c),(d) 3.750%, 7/01/51 3/28 at 100.00 453,556
25 (c),(d) 0.000%, 1/01/52 No Opt. Call 455
25 (c),(d) 0.000%, 1/01/53 No Opt. Call 425
25 (c),(d) 0.000%, 1/01/54 No Opt. Call 397
24 (c),(d) 0.000%, 1/01/55 No Opt. Call 370
24 (c),(d) 0.000%, 1/01/56 No Opt. Call 347
24 (c),(d) 0.000%, 1/01/57 No Opt. Call 325
23 (c),(d) 0.000%, 1/01/58 No Opt. Call 303

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 23 (c),(d) 0.000%, 1/01/59 No Opt. Call $ 285
23 (c),(d) 0.000%, 1/01/60 No Opt. Call 266
23 (c),(d) 0.000%, 1/01/61 No Opt. Call 247
23 (c),(d) 0.000%, 1/01/62 No Opt. Call 232
22 (c),(d) 0.000%, 1/01/63 No Opt. Call 216
22 (c),(d) 0.000%, 1/01/64 No Opt. Call 205
22 (c),(d) 0.000%, 1/01/65 No Opt. Call 190
22 (c),(d) 0.000%, 1/01/66 No Opt. Call 174
281 (c),(d) 0.000%, 1/01/67 No Opt. Call 2,047
4,700 (d) Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47
3/27 at 100.00 4,836,592
1,000 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53
6/33 at 100.00 1,001,977
1,500 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Series 2020A, 6.250%, 6/15/40
6/27 at 100.00 1,451,128
1,000 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56
6/28 at 100.00 832,495
2,000 (c),(d) Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54
10/29 at 100.00 1,331,071
1,550 (d) Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51
8/28 at 100.00 1,280,322
3,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%, 4/01/52
4/32 at 100.00 2,952,795
335 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 298,958
5,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/62
2/32 at 100.00 4,785,335
6,665 (d) Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62
2/32 at 100.00 6,737,237
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
1,665 (c),(d) 6.250%, 8/01/27 No Opt. Call 1,298,700
1,000 (c),(d) 6.750%, 8/01/31 No Opt. Call 730,000
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
2,000 (d) 6.750%, 12/01/42 12/27 at 100.00 1,911,963
20,835 (d) 7.000%, 12/01/50 12/27 at 100.00 20,163,523
3,500 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 2,100,000
500 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47
10/27 at 100.00 50,000
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A
:
4,415 (d) 6.950%, 7/01/38 7/28 at 100.00 3,090,500
6,585 (d) 7.000%, 7/01/48 7/28 at 100.00 4,609,500
1,060 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 1,069,924
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
1,000 5.000%, 6/01/37 6/28 at 103.00 944,835

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 4,000 5.000%, 6/01/52 6/28 at 103.00 $ 3,337,286
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,600 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,279,261
2,000 4.250%, 7/01/54, (AMT) 7/31 at 100.00 1,534,494
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
1,000 (d) 6.125%, 1/01/33 1/28 at 100.00 450,000
2,000 (d) 6.250%, 1/01/38 1/28 at 100.00 900,000
3,500 (d) 6.375%, 1/01/48 1/28 at 100.00 1,575,000
4,215 (d) Public Finance Authority of Wisconsin, Tax Increment Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 4,200,347
1,000 (d) Public Finance Authority of Wisconsin, Tax Increment Revenue
Subordinate Bonds, Miami World Center Project, Series 2024B, 8.000%,
6/15/42
6/29 at 103.00 982,955
285 (c),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 28
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021
:
1,130 (d) 5.000%, 10/15/51 10/31 at 100.00 966,676
815 (d) 5.000%, 10/15/56 10/31 at 100.00 683,918
1,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41
9/28 at 100.00 738,056
5,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 798,597
7,250 (e) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47, (UB)
2/27 at 100.00 7,015,952
Total Wisconsin 99,043,029
Wyoming - 0.4% (0.3% of Total Investments)
5,000 (e) Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.950%, 12/01/53, (UB)
6/32 at 100.00 5,052,074
Total Wyoming 5,052,074
Total Municipal Bonds
(cost $1,999,612,822) 1,874,587,329
Shares Description (a) Value
X –
COMMON STOCKS - 3.9% (2.5% of Total Investments) X 47,719,191
Materials - 0.0% (0.0% of Total Investments)
39 (g),(j) PALOUSE FIBER HOLDINGS $ 5,850
Total Materials 5,850
Utilities - 3.9% (2.5% of Total Investments)
21,492 (g),(j),(k) Vistra Vision 47,713,341
Total Utilities 47,713,341
Total Common Stocks
(cost $21,129,342) 47,719,191

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.0% (0.0% of Total Investments) X 60,377
Pharmaceuticals, Biotechnology & Life Sciences - 0.0% (0.0% of Total Investments)
$ 60 Tuscan Gardens of Palm Coast 15.000% 10/01/24 $ 60,377
Total Pharmaceuticals, Biotechnology & Life Sciences 60,377
Total Corporate Bonds
(cost $60,377) 60,377
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (l) X 57,737
Capital Goods - 0.0% (0.0% of Total Investments)
$ 450 (c),(g),(n) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 57,737
Total Capital Goods 57,737
Total Variable Rate Senior Loan Interests
(cost $450,366) 57,737
Total Long-Term Investments
(cost $2,021,252,907) 1,922,424,634
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.3% (0.8% of Total Investments)
X –
MUNICIPAL BONDS - 1.3% (0.8% of Total Investments) X 16,280,000
California - 0.7% (0.5% of Total Investments)
$ 9,280 (o) California State, General Obligation Bonds, Various Purpose, Variable
Demand Obligation Series 2003A-1, 3.600%, 5/01/33, (Mandatory Put
5/7/2024)
5/24 at 100.00 $ 9,280,000
Total California 9,280,000
Wisconsin - 0.6% (0.3% of Total Investments)
7,000 (o) University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 3.700%, 4/01/48, (Mandatory Put 5/7 /2024)
4/24 at 100.00 7,000,000
Total Wisconsin 7,000,000
Total Municipal Bonds
(cost $16,280,000) 16,280,000
Total Short-Term Investments
(cost $16,280,000) 16,280,000
Total Investments (cost $2,037,532,907 ) - 159.4% 1,938,704,634
Floating Rate Obligations - (35.4)% (430,708,000)
AMTP Shares, Net- (29.3)%(p) (356,555,732)
Other Assets & Liabilities, Net -   5.3% 64,570,645
Net Assets Applicable to Common Shares - 100% $ 1,216,011,547
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $509,980,686 or 26.3% of Total Investments.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Principal Amount (000) rounds to less than $1,000.

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMZ
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series
2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC
Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(o) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(p) AMTP Shares, Net as a percentage of Total Investments is 18.4%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 155.6%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 146 .6% ( 94 .2 % of Total Investments) X 924,525,684
Alabama - 4.7% (3.0% of Total Investments)
$ 395 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call $ 433,528
22,925 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 23,544,770
5,500 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 5,511,956
Total Alabama 29,490,254
Alaska - 1.2% (0.8% of Total Investments)
7,765 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50,
(AMT)
12/30 at 100.00 7,832,366
Total Alaska 7,832,366
Arizona - 3.2% (2.1% of Total Investments)
2,000 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51
7/28 at 103.00 1,728,625
1,000 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51
7/28 at 103.00 864,312
340 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40
7/28 at 100.00 293,986
1,000 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50
1/30 at 100.00 867,820
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B
:
1,100 (c) 5.000%, 7/01/39 7/29 at 100.00 1,084,979
4,025 (c) 5.000%, 7/01/54 7/29 at 100.00 3,707,839
315 (c) Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%,
10/01/51
10/27 at 103.00 283,035
6,400 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 5,500,771
600 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/35
7/25 at 100.00 601,910
280 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55
9/30 at 100.00 237,169
1,000 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51
7/26 at 103.00 1,002,340

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 50 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019,
5.000%, 7/01/49
7/26 at 100.00 $ 46,037
380 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.250%, 6/15/50
6/28 at 100.00 346,806
1,000 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 750,865
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
2,205 (c) 6.000%, 10/01/37 10/27 at 100.00 1,545,866
2,350 (c) 6.125%, 10/01/52 10/27 at 100.00 1,396,921
Total Arizona 20,259,281
Arkansas - 2.1% (1.3% of Total Investments)
13,085 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 13,251,415
Total Arkansas 13,251,415
California - 6.8% (4.4% of Total Investments)
3,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50
8/32 at 100.00 2,309,715
4,500 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 3,146,993
2,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50
8/30 at 100.00 1,867,035
2,000 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 1,653,948
1,555 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 299,531
1,520 (c) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58
7/27 at 102.00 1,568,440
4,000 (c) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 4,035,713
1,385 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 1,160,667
320 (c) California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51
11/29 at 102.00 277,903
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A
:
4,020 (c) 5.000%, 6/01/42 6/26 at 100.00 3,331,660
4,380 (c) 5.000%, 6/01/52 6/26 at 100.00 3,406,662
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A
:
1,410 (c) 5.000%, 6/01/50 6/27 at 100.00 1,027,713
1,200 (c) 5.000%, 6/01/59 6/27 at 100.00 835,619
1,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60
6/28 at 100.00 859,538

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 $ 1,504,661
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
34 (e),(f) 5.750%, 7/01/24 1/22 at 100.00 33,550
0 (e),(f),(g) 5.750%, 7/01/30 1/22 at 100.00 425
16 (e),(f) 5.750%, 7/01/35 1/22 at 100.00 16,085
27 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 26,331
12 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 11,998
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
5/24 at 25.76 6,423,467
1,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 795,629
2,500 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 1,687,250
58,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 5,940,260
615 (h) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private Activity
Series 2021A, 5.000%, 5/15/39, (AMT)
5/31 at 100.00 648,590
Total California 42,869,383
Colorado - 14.4% (9.3% of Total Investments)
1,940 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B,
8.250%, 12/15/39
12/28 at 103.00 1,979,078
3,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,690,988
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,495,676
962 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/35
6/24 at 103.00 802,720
3,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 2,328,549
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 647,991
3,985 Broadway Station Metropolitan District 3, Denver County, Colorado, Tax
Increment Supported Revenue Bonds, Series 2023A, 7.000%, 12/15/32
5/24 at 100.00 3,844,526
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 447,647

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,145 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A, 5.250%,
3/15/52
3/32 at 100.00 $ 3,033,343
500 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 502,106
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019
:
3,520 (c) 5.000%, 10/01/49 10/27 at 100.00 3,244,294
6,650 (c) 5.000%, 10/01/59 10/27 at 100.00 5,944,595
2,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 1,948,816
1,750 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 1,711,075
14,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
5.750%, 12/01/49
3/25 at 93.28 10,752,748
5,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 4,864,044
1,070 (c),(i) Indy Oak Tod Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax  General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A, 5.500%, 12/01/50, (Pre-refunded 6/01/25)
6/25 at 103.00 1,086,311
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 443,391
500 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 507,088
1,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 727,567
2,000 (c) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 1,993,492
360 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 351,905
1,000 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 975,378
2,320 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 2,210,219
515 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 472,821
10,180 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 8,942,000
1,000 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 918,607
4,441 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 4,255,407
1,500 RM Mead Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 1,403,475

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 $ 4,934,685
3,000 (c) Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 2,862,294
1,194 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 1,142,610
719 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
12/24 at 102.00 738,504
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 454,453
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 1,039,439
760 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/51
12/25 at 103.00 574,133
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
2,200 5.000%, 12/01/41 3/26 at 103.00 1,862,067
1,000 5.000%, 12/01/51 3/26 at 103.00 790,118
1,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 906,408
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
2,000 (c) 4.000%, 12/01/36 9/26 at 103.00 1,726,084
5,000 (c) 4.125%, 12/01/51 9/26 at 103.00 3,533,074
Total Colorado 91,089,726
Connecticut - 0.4% (0.2% of Total Investments)
3,200 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54
10/24 at 104.00 2,437,140
Total Connecticut 2,437,140
District of Columbia - 3.6% (2.3% of Total Investments)
89,500 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/24 at 25.76 20,877,226
1,996 (c) District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55
5/30 at 100.00 1,690,403
Total District of Columbia 22,567,629
Florida - 15.7% (10.1% of Total Investments)
2,000 Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 1,682,369
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
140 (c) 5.000%, 12/15/35 7/26 at 100.00 135,792
100 (c) 5.000%, 12/15/50 7/26 at 100.00 85,254
100 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A, 5.000%, 12/15/49
12/30 at 100.00 89,144

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,950 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39
1/29 at 100.00 $ 1,875,292
725 (c),(e) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48
6/28 at 100.00 72,498
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,490 (c) 5.625%, 8/01/37 8/24 at 103.00 1,207,078
3,735 (c) 5.875%, 8/01/52 8/24 at 103.00 2,727,794
170 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 141,407
1,000 (c) Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1,
5.750%, 11/01/49
11/29 at 100.00 1,016,810
2,030 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/51
6/29 at 102.00 1,709,640
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014
:
2,500 (c) 5.875%, 6/15/34 6/24 at 100.00 2,504,976
5,795 (c) 6.000%, 6/15/44 6/24 at 100.00 5,807,169
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A
:
2,415 (c) 5.000%, 1/01/40 1/27 at 100.00 2,164,164
500 (c) 5.000%, 1/01/50 1/27 at 100.00 421,127
1,600 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.000%,
6/15/37
6/27 at 100.00 1,615,236
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
9,950 (c) 1.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28), (WI/DD) 5/24 at 100.00 10,273,375
2,500 5.250%, 7/01/47 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 2,636,320
1,515 5.250%, 7/01/47, (AMT), (WI/DD) 7/32 at 100.00 1,561,051
7,475 5.250%, 7/01/53 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 7,795,081
1,500 5.500%, 7/01/53, (AMT), (WI/DD) 7/32 at 100.00 1,555,416
7,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
5/24 at 104.00 7,462,921
13,065 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 100.00 13,090,477
6,750 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 6,872,131
150 (c) Lake Hideaway Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area One,
Series 2024, 5.900%, 5/01/54
5/34 at 100.00 145,692
850 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
5/24 at 100.00 846,571
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
1,000 (c) 5.375%, 12/01/32 5/24 at 104.00 858,702
1,100 (c) 5.625%, 12/01/37 5/24 at 104.00 892,174

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,300 (c) 5.750%, 12/01/52 5/24 at 104.00 $ 942,850
690 LT Ranch Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40
5/30 at 100.00 614,661
1,715 (c) Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53
5/42 at 100.00 1,825,373
1,410 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.125%,
11/01/39
11/27 at 100.00 1,427,309
2,395 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53
11/30 at 100.00 2,488,199
995 (c) North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2024, 5.750%,
5/01/54
5/34 at 100.00 980,058
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Capital Appreciation Series 2019A-2
:
3,125 0.000%, 10/01/41 10/29 at 66.18 1,268,280
2,130 0.000%, 10/01/48 10/29 at 50.96 557,028
500 0.000%, 10/01/54 10/29 at 40.38 91,840
100 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40
5/30 at 100.00 81,744
125 Portico Community Development District, Lee County, Florida,
Special  Assessment, Refunding Improvement Series 2020-1, 3.500%,
5/01/37
5/30 at 100.00 107,968
2,325 Saint Johns County Industrial Development Authority, Florida, First
Mortgage Revenue Bonds, Presbyterian Retirement Communities
Obligated Group Project, Series 2020A, 4.000%, 8/01/55
8/25 at 103.00 1,817,929
6,410 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 5,483,239
2,225 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 2,035,082
65 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29
No Opt. Call 65,414
1,555 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 1,620,228
315 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 1, Series 2017, 4.000%, 5/01/27
No Opt. Call 309,951
Total Florida 98,962,814
Georgia - 3.7% (2.4% of Total Investments)
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
1,250 (e) 6.500%, 1/01/29 1/28 at 100.00 562,500
7,030 (e) 6.750%, 1/01/35 1/28 at 100.00 3,163,500
18,430 (e) 7.000%, 1/01/40 1/28 at 100.00 8,293,500
441 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 446,813
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 10,082,980

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 850 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.125%, 10/01/39
10/26 at 103.00 $ 764,760
Total Georgia 23,314,053
Hawaii - 0.2% (0.1% of Total Investments)
1,150 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45
1/25 at 100.00 989,153
Total Hawaii 989,153
Idaho - 1.5% (1.0% of Total Investments)
9,690 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51
5/26 at 102.00 9,390,641
Total Idaho 9,390,641
Illinois - 14.6% (9.4% of Total Investments)
4,605 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A, 6.000%, 12/01/49
12/33 at 100.00 5,045,077
7,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 7,970,397
2,800 (h) Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38, (UB)
1/26 at 100.00 2,806,852
5,000 (h) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/49, (UB)
1/29 at 100.00 5,159,368
3,965 (h) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 3,974,289
4,750 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2015, 5.000%, 9/01/32
9/24 at 100.00 4,650,513
10,850 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.250%, 5/15/54
5/24 at 103.00 8,177,382
2,000 (c) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS Holdings LLC
Project, Series 2023B, 7.375%, 9/01/42, (Mandatory Put 9/01/33)
6/33 at 100.00 2,149,672
9,945 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 10,625,831
4,840 Illinois State, General Obligation Bonds, May Series 2018A, 5.000%,
5/01/32
5/28 at 100.00 5,104,839
890 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 962,017
4,600 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 4,802,262
7,935 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 8,097,540
10,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/50 - AGM Insured
No Opt. Call 2,664,014
2,980 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 3,014,971
29,815 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54 - BAM Insured
No Opt. Call 6,355,255
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1
:
12,500 0.000%, 6/15/44 - AGM Insured No Opt. Call 4,877,691
4,545 0.000%, 6/15/45 - AGM Insured No Opt. Call 1,666,556

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
$ 425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 $ 412,836
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 760,749
700 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 660,410
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Second Lien Series 2020A
:
150 4.000%, 1/01/38 1/30 at 100.00 147,465
120 4.000%, 1/01/39 1/30 at 100.00 116,385
1,000 (e) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
5/24 at 100.00 420,000
820 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
5/24 at 100.00 819,763
680 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
5/24 at 100.00 674,706
Total Illinois 92,116,840
Indiana - 1.1% (0.7% of Total Investments)
140 (c) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40
1/27 at 102.00 113,169
3,105 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
5/24 at 100.00 3,105,727
500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 555,343
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
1,005 6.000%, 3/01/53 3/33 at 100.00 1,090,716
1,000 6.125%, 3/01/57 3/33 at 100.00 1,084,459
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 1,061,990
Total Indiana 7,011,404
Iowa - 0.6% (0.4% of Total Investments)
2,540 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/24 at 100.00 2,482,223
1,100 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 1,145,908
Total Iowa 3,628,131
Kansas - 1.5% (0.9% of Total Investments)
2,000 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
5/24 at 100.00 1,788,845
1,365 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 1,283,363
6,475 (c) Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 3/01/41
3/29 at 103.00 6,122,835
Total Kansas 9,195,043
Kentucky - 0.2% (0.1% of Total Investments)

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 1,475 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 $ 1,191,253
Total Kentucky 1,191,253
Louisiana - 2.1% (1.4% of Total Investments)
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 800,377
945 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 842,529
260 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58
6/27 at 100.00 221,110
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
1,800 (c) 5.000%, 4/01/49 4/27 at 100.00 1,521,596
2,000 (c) 5.000%, 4/01/57 4/27 at 100.00 1,636,053
2,365 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 2,380,644
2,500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 2,574,772
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A
:
235 (i) 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 246,573
15 4.000%, 4/01/50 4/30 at 100.00 14,101
200 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30)
No Opt. Call 217,514
1,235 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 1,335,534
800 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40
6/30 at 100.00 865,123
695 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30)
No Opt. Call 755,846
Total Louisiana 13,411,772
Maryland - 0.9% (0.6% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,000 5.000%, 9/01/36 9/27 at 100.00 992,379
1,000 5.000%, 9/01/39 9/27 at 100.00 961,775
2,080 (c) Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43
7/30 at 102.00 2,037,029
2,000 (c) Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.250%, 7/01/48
7/28 at 100.00 1,990,140
Total Maryland 5,981,323
Massachusetts - 0.5% (0.3% of Total Investments)
3,900 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 3,189,863
Total Massachusetts 3,189,863

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 0.9% (0.6% of Total Investments)
$ 1,845 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 $ 1,734,586
74,130 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 2,539,864
1,810 (c) Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.500%, 5/01/50
5/27 at 100.00 1,649,593
Total Michigan 5,924,043
Minnesota - 1.0% (0.7% of Total Investments)
500 Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A, 5.000%, 7/01/53
7/26 at 102.00 420,669
1,300 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 1,163,817
2,440 Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54
7/27 at 102.00 2,098,477
130 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 5.250%, 12/01/52
12/27 at 100.00 109,157
30 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/40
7/30 at 100.00 26,551
2,040 (c) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57
6/30 at 102.00 1,922,629
1,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020, 3.950%, 3/01/50
3/25 at 101.00 677,163
Total Minnesota 6,418,463
Mississippi - 0.4% (0.2% of Total Investments)
2,285 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/46
9/26 at 100.00 2,270,249
Total Mississippi 2,270,249
Missouri - 1.2% (0.7% of Total Investments)
315 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 214,138
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:
2,900 5.250%, 5/15/42 5/27 at 100.00 2,466,195
1,750 5.250%, 5/15/50 5/27 at 100.00 1,387,140
3,500 (c) Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/50
2/28 at 100.00 3,186,744
Total Missouri 7,254,217
Nevada - 0.8% (0.5% of Total Investments)
9,202 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 6.950%, 2/15/38, (AMT)
8/28 at 100.00 920,263
2,000 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38
2/31 at 100.00 200,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 1,652 (c),(e),(f) 5.875%, 12/15/27, (AMT) No Opt. Call $ 249,365
340 (c),(e),(f) 6.250%, 12/15/37, (AMT) 12/27 at 100.00 51,330
2,750 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT)
8/29 at 100.00 275,000
25,000 (c) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58
7/38 at 31.26 3,178,585
Total Nevada 4,874,543
New Hampshire - 0.6% (0.4% of Total Investments)
3,970 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT)
5/24 at 100.00 3,581,755
Total New Hampshire 3,581,755
New Jersey - 3.6% (2.3% of Total Investments)
4,000 (c),(e) New Jersey Economic Development Authority Revenue Bonds, Black
Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%, 10/01/39
10/27 at 102.00 2,548,698
1,500 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34
5/24 at 100.00 1,473,981
5,475 (c),(e) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40
1/28 at 102.00 3,739,756
6,460 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27,
(AMT)
5/24 at 100.00 6,463,899
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 7,661,046
500 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B, 5.000%, 1/01/42, (AMT)
1/28 at 100.00 511,822
Total New Jersey 22,399,202
New Mexico - 0.1% (0.1% of Total Investments)
825 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
5/24 at 103.00 776,129
Total New Mexico 776,129
New York - 10.6% (6.8% of Total Investments)
250 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 253,058
950 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 570,000
2,910 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55
12/30 at 100.00 2,601,290
1,590 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55
12/30 at 100.00 1,313,265
450 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 4.000%, 8/01/38
8/28 at 100.00 421,979
36,150 (c) Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60
5/24 at 6.70 2,318,169

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 5,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call $ 1,290,645
15,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 13,265,777
650 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 590,012
1,570 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 1,631,829
380 (c) Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 5.875%, 7/01/52
7/32 at 100.00 379,642
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A
and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 583,302
1,740 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 1,722,596
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
5/24 at 100.00 3,000,211
875 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 921,274
4,900 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 5,328,266
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 962,721
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
2,950 5.000%, 1/01/32, (AMT) 1/26 at 100.00 2,219,527
4,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 3,007,105
3,320 5.000%, 1/01/35, (AMT) 1/26 at 100.00 2,494,445
2,775 5.000%, 1/01/36, (AMT) 1/26 at 100.00 2,085,004
22,700 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 20,196,560
Total New York 67,156,677
Ohio - 7.4% (4.8% of Total Investments)
29,235 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,898,466
195 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 142,728
10,450 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 9,474,196
2,610 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
5/24 at 100.00 2,610,506

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,275 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 $ 1,267,926
Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020
:
2,170 3.750%, 12/01/38 6/29 at 100.00 1,756,197
140 4.000%, 12/01/46 6/29 at 100.00 108,422
880 (c) Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40
12/29 at 100.00 792,624
Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013
:
2,000 5.000%, 2/15/44 5/24 at 100.00 1,843,356
3,000 5.000%, 2/15/48 5/24 at 100.00 2,691,984
6,450 (c) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 5,938,751
16,050 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 16,624,881
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 799,539
Total Ohio 46,949,576
Oklahoma - 1.1% (0.7% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
975 5.000%, 8/15/38 8/28 at 100.00 988,311
2,685 5.500%, 8/15/57 8/28 at 100.00 2,732,638
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 981,016
2,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
5/24 at 100.00 2,475,479
Total Oklahoma 7,177,444
Oregon - 0.7% (0.4% of Total Investments)
3,355 (c) Oregon Facilities Authority Charter School Revenue Bonds, Oregon,
Portland Village School Project, Series 2024, 6.750%, 12/15/54
12/34 at 100.00 3,239,134
100 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/49
6/27 at 102.00 89,602
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/56
11/28 at 103.00 769,550
Total Oregon 4,098,286
Pennsylvania - 3.6% (2.3% of Total Investments)
1,125 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
5/24 at 100.00 1,125,152
325 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 336,198
3,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 3,368,695

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 1,555 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 $ 1,228,504
2,565 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 2,214,603
3,100 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
5/24 at 100.00 1,600,813
4,430 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 4,430,299
1,000 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 864,429
1,870 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2017A, 5.125%, 10/15/37
4/27 at 100.00 1,824,982
2,350 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 2,227,807
3,555 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 2,861,030
1,720 (c),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 172
1,720 (c),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 172
1,260 (e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 126
545 (c) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50
12/27 at 100.00 497,638
Total Pennsylvania 22,580,620
Puerto Rico - 6.6% (4.2% of Total Investments)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
1,120 (e) 5.250%, 7/01/28 5/24 at 100.00 225,279
4 (e) 5.250%, 7/01/28 5/24 at 100.00 1,060
465 (e) 5.250%, 7/01/29 5/24 at 100.00 91,881
3 (e) 5.250%, 7/01/29 5/24 at 100.00 795
345 (e) 5.250%, 7/01/31 5/24 at 100.00 68,252
1 (e) 5.250%, 7/01/31 5/24 at 100.00 265
500 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 5.250%, 7/01/28
5/24 at 100.00 97,263
100 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/27
5/24 at 100.00 19,519
400 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 5.250%, 7/01/24
5/24 at 100.00 77,810
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
1,000 (e) 5.050%, 1/01/24 7/23 at 100.00 197,210
1,000 (e) 10.000%, 1/01/24 No Opt. Call 128,262
2,070 (e) 5.000%, 7/01/29 5/24 at 100.00 418,037
3 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
5.375%, 1/01/24
6/23 at 100.00 787

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
$ 130 (e) 5.000%, 1/01/24 No Opt. Call $ 27,855
3,750 (e) 5.000%, 7/01/26 5/24 at 100.00 742,054
310 (e) 5.000%, 7/01/32 5/24 at 100.00 64,595
1,860 (e) 5.000%, 7/01/37 5/24 at 100.00 385,895
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
370 (e) 5.375%, 1/01/24 No Opt. Call 71,549
190 (e) 5.375%, 1/01/24 No Opt. Call 36,847
25 (e) 5.250%, 7/01/33 5/24 at 100.00 4,863
2,995 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC,
5.000%, 7/01/28
5/24 at 100.00 592,654
4,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/35
5/24 at 100.00 778,100
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
5,000 (e) 7.000%, 7/01/33 5/24 at 100.00 855,167
10,000 (e) 6.750%, 7/01/36 5/24 at 100.00 1,743,893
3,170 (e) 5.000%, 7/01/42 5/24 at 100.00 664,894
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
10,202 0.000%, 7/01/46 7/28 at 41.38 3,199,110
7,550 0.000%, 7/01/51 7/28 at 30.01 1,731,246
967 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 581,364
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
0 (g) 5.625%, 7/01/27 No Opt. Call 3
240 5.750%, 7/01/31 No Opt. Call 267,527
23,533 0.000%, 7/01/33 7/31 at 89.94 15,440,991
0 (g) 4.000%, 7/01/37 7/31 at 103.00 362
5,182 4.000%, 7/01/41 7/31 at 103.00 4,821,845
12 4.000%, 7/01/46 7/31 at 103.00 10,494
13,065 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 7,789,733
500 University of Puerto Rico, University System Revenue Bonds, Series
2006Q, 5.000%, 6/01/24
5/24 at 100.00 499,644
Total Puerto Rico 41,637,105
South Carolina - 0.4% (0.2% of Total Investments)
430 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.375%, 11/01/49
11/29 at 100.00 350,576
600 (c) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55
1/30 at 100.00 514,041
1,450 (c) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.125%, 8/15/35
2/25 at 100.00 1,343,055
Total South Carolina 2,207,672
Tennessee - 1.2% (0.8% of Total Investments)
1,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%,
12/01/31
No Opt. Call 642,045
5,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42
12/26 at 100.00 4,462,237

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 1,534 (c),(e) Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014, 5.250%, 5/01/25
11/24 at 100.00 $ 154
1,000 (e) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 589,599
1,500 (c),(e) The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 6.500%, 6/01/27
No Opt. Call 65,250
2,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,021,016
Total Tennessee 7,780,301
Texas - 5.1% (3.3% of Total Investments)
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
500 5.000%, 1/01/31 1/27 at 100.00 505,353
500 5.000%, 1/01/32 1/27 at 100.00 505,198
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B
:
340 5.000%, 1/01/25 No Opt. Call 338,146
475 5.000%, 1/01/29 1/27 at 100.00 470,813
850 5.000%, 1/01/34 1/27 at 100.00 836,984
3,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 2,919,818
2,065 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 1,508,123
1,350 (c) Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District Improvement Area 2, Series 2024,
5.750%, 8/15/54
8/34 at 100.00 1,282,732
4,665 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011, 6.500%, 7/15/30, (AMT)
5/24 at 100.00 4,668,089
250 (c) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
4.750%, 9/01/37
9/26 at 100.00 233,360
200 (c) Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.625%, 9/15/49
9/30 at 100.00 174,891
520 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%, 8/15/49
8/24 at 100.00 480,008
70 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 53,270
445 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 364,020
4,086 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 1,510,283
12,525 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 10,398,780

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 625 (i) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 $ 642,197
110 (c) North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50
9/30 at 100.00 106,626
2,000 (c) Rockdale, Milam County, Texas, Special Assessment Revenue Bonds,
Cornerstone Public Improvement District Improvement Area 1, Series
2023, 7.500%, 9/15/54
9/33 at 100.00 2,049,363
145 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.750%, 9/15/49
9/27 at 100.00 130,703
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A
:
1,000 (e) 6.375%, 2/15/41 2/27 at 100.00 550,000
4,575 (e) 6.375%, 2/15/48 2/27 at 100.00 2,516,250
Total Texas 32,245,007
Utah - 2.6% (1.7% of Total Investments)
2,000 Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 1,433,709
13,925 (h) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT), (UB)
7/27 at 100.00 14,122,458
1,000 (c) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A, 5.000%, 6/15/50
6/27 at 102.00 900,417
Total Utah 16,456,584
Virgin Islands - 3.0% (1.9% of Total Investments)
670 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
5/24 at 100.00 635,880
15,150 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/30
10/24 at 100.00 14,796,387
150 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24
No Opt. Call 149,658
1,930 (c) Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26
No Opt. Call 1,851,960
1,400 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52
10/29 at 104.00 1,339,622
Total Virgin Islands 18,773,507
Virginia - 2.3% (1.5% of Total Investments)
440 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.750%, 12/01/53
12/30 at 103.00 475,668
Roanoke County Economic Development Authority, Virginia Residential
Care Facility Revenue Bonds, Richfield Living, Series 2019A
:
2,675 5.250%, 9/01/49 9/26 at 103.00 2,443,150
2,205 5.375%, 9/01/54 9/26 at 103.00 2,013,887
1,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 1,108,997

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 641 (c) Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, (cash 7.500%, PIK 7.500%)
No Opt. Call $ 384,741
8,290 (h) Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT), (UB)
6/27 at 100.00 8,306,243
Total Virginia 14,732,686
Washington - 0.1% (0.1% of Total Investments)
1,000 (c) Washington State Housing Finance Commission, Nonprofit Housing
Revenue Bonds, Rockwood Retirement Communities Project, Series
2020A, 5.000%, 1/01/51
1/26 at 103.00 820,845
Total Washington 820,845
West Virginia - 1.1% (0.7% of Total Investments)
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
3,000 (c) 5.500%, 6/01/37 6/27 at 100.00 3,052,669
625 (c) 5.750%, 6/01/43 6/27 at 100.00 636,125
2,770 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement and Refunding Series
2023B, 8.000%, 6/01/53
6/28 at 29.69 589,765
2,500 (c) Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A, 6.000%, 6/01/53
6/33 at 100.00 2,623,953
Total West Virginia 6,902,512
Wisconsin - 13.2% (8.5% of Total Investments)
Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019
:
3,500 0.000%, 6/01/49 6/29 at 47.10 1,038,879
14,610 0.000%, 6/01/54 6/29 at 37.80 3,295,372
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
21st Century Public Academy Project, Series 2020A
:
750 (c) 5.000%, 6/01/40 6/28 at 102.00 675,422
1,340 (c) 5.000%, 6/01/49 6/28 at 102.00 1,127,695
365 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49
6/26 at 100.00 311,627
4,420 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42
1/28 at 100.00 4,068,748
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
3,000 (c) 5.000%, 6/15/36 6/26 at 100.00 2,642,207
4,240 (c) 5.000%, 6/15/46 6/26 at 100.00 3,296,646
3,315 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A, 5.000%,
6/15/52
6/32 at 100.00 3,008,699
1,250 (c) Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47
3/27 at 100.00 1,286,328
500 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/48
6/33 at 100.00 504,101

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 2,000 (c),(e) Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54
10/29 at 100.00 $ 1,331,071
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
14,695 (c),(e) 6.250%, 8/01/27 No Opt. Call 11,462,100
2,375 (c),(e) 6.750%, 8/01/31 No Opt. Call 1,733,750
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
555 (c) 6.750%, 12/01/42 12/27 at 100.00 530,570
19,415 (c) 7.000%, 12/01/50 12/27 at 100.00 18,789,287
2,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 2,037,789
1,000 (c),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47
10/27 at 100.00 10
1,765 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 1,783,650
2,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48
7/28 at 100.00 1,400,000
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
600 (c) 5.000%, 4/01/50 4/30 at 100.00 591,399
35 (c),(i) 5.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 38,602
1,430 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021, 4.250%, 7/01/54,
(AMT)
7/31 at 100.00 1,097,163
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
5,885 (c) 6.125%, 1/01/33 1/28 at 100.00 2,648,250
250 (c) 6.250%, 1/01/38 1/28 at 100.00 112,500
8,735 (c) 6.375%, 1/01/48 1/28 at 100.00 3,930,750
210 (e),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 21
Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D
:
6,225 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 2,191,676
5,190 0.000%, 12/15/50 - AGM Insured 12/30 at 46.55 1,404,336
4,500 0.000%, 12/15/60 - AGM Insured 12/30 at 29.95 718,737
6,165 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 6,166,418
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/46
11/26 at 103.00 2,534,296
1,730 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 1,570,678
Total Wisconsin 83,328,777
Total Municipal Bonds
(cost $1,027,668,118) 924,525,684

Shares Description (a) Value
X –
COMMON STOCKS - 9 .0% ( 5 .8 % of Total Investments) X 56,670,438
Utilities - 9.0% (5.8% of Total Investments)
20,982 (j),(k) Talen Energy Supply LLC $ 2,075,476
24,592 (f),(k),(l) Vistra Vision 54,594,962
Total Utilities 56,670,438
Total Common Stocks
(cost $25,078,655) 56,670,438
Principal
Amount (000) Description (a)
Coupon
(m)
Reference
Rate (m) Spread (m) Maturity (n) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) (m) X 41,241
Capital Goods - 0.0% (0.0% of Total Investments)
$ 322 (e),(f),(o) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 41,241
Total Capital Goods 41,241
Total Variable Rate Senior Loan Interests
(cost $321,690) 41,241
Total Long-Term Investments
(cost $1,053,068,463) 981,237,363
Floating Rate Obligations - (4.2)% (26,175,000)
MFP Shares, Net - (65.7)%(p) (414,229,844)
Other Assets & Liabilities, Net -   14.3% 89,783,657
Net Assets Applicable to Common Shares - 100% $ 630,616,176
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $314,820,300 or 32.1% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Principal Amount (000) rounds to less than $1,000.
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(k) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(l) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(m) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(n) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(o) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series
2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC
Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(p) MFP Shares, Net as a percentage of Total Investments is 42.2%.

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMCO
AMT Alternative Minimum Tax
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 130.3%  (99.4% of Total Investments)
X –
MUNICIPAL BONDS - 123.8% (94.4% of Total Investments) X 803,145,780
Alabama - 6.3% (4.8% of Total Investments)
$ 5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 $ 5,291,173
2,360 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 2,590,193
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
475 5.250%, 10/01/40 10/33 at 100.00 520,820
585 5.250%, 10/01/41 10/33 at 100.00 637,640
705 5.250%, 10/01/42 10/33 at 100.00 764,789
705 5.250%, 10/01/43 10/33 at 100.00 762,498
705 5.250%, 10/01/44 10/33 at 100.00 759,630
565 5.250%, 10/01/45 10/33 at 100.00 605,842
870 5.250%, 10/01/49 10/33 at 100.00 916,723
4,685 (c) Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45
11/29 at 100.00 4,162,736
20,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 20,644,712
2,719 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32
5/24 at 100.00 2,717,687
500 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-
2, 5.000%, 9/01/41
3/27 at 100.00 508,987
Total Alabama 40,883,430
Arizona - 6.6% (5.0% of Total Investments)
7,650 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51
7/28 at 103.00 6,611,990
1,500 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 5.000%,
7/01/55
7/28 at 100.00 1,289,489
4,500 (c) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51
12/31 at 100.00 3,297,191
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
730 5.250%, 11/01/48 11/32 at 100.00 770,921
730 5.250%, 11/01/53 11/32 at 100.00 764,504
1,200 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,198,378
1,090 (c) Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40
7/28 at 100.00 975,811
1,000 (c) Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%,
10/01/40
10/27 at 103.00 941,210

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 3,405 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55
9/30 at 100.00 $ 2,884,147
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020
:
5,265 (c) 5.000%, 7/01/35 7/26 at 103.00 5,247,046
6,800 (c) 5.000%, 7/01/40 7/26 at 103.00 6,464,601
4,580 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50
6/28 at 100.00 4,028,524
7,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 8,174,297
Total Arizona 42,648,109
Arkansas - 1.7% (1.3% of Total Investments)
4,500 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 4,557,231
6,500 (c) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 6,364,868
Total Arkansas 10,922,099
California - 7.6% (5.8% of Total Investments)
1,960 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 2,045,828
6,770 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 7,207,456
3,815 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 2,514,050
6,290 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 7/01/30, (AMT)
7/24 at 100.00 6,303,310
5,000 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 4,190,133
465 (c) California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/46
11/29 at 102.00 416,919
2,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60
6/28 at 100.00 1,719,076
10,270 California State, General Obligation Bonds, Taxable Various Purpose
Series 2018, 4.600%, 4/01/38
4/28 at 100.00 9,523,724
945 California State, General Obligation Bonds, Various Purpose Series 2024,
5.000%, 9/01/53
3/34 at 100.00 1,020,943
1,220 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41
6/26 at 100.00 1,227,166
6,180 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 4,916,986
Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Refunding Series 2024A
:
2,575 5.000%, 7/01/33 No Opt. Call 3,005,050

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,820 5.000%, 7/01/34 No Opt. Call $ 2,149,183
985 (d) Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Series 2006, 1.750%, 9/01/37
9/24 at 100.00 295,630
1,070 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 1,157,342
1,070 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2, 5.000%, 9/01/42
9/29 at 103.00 1,081,411
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 559,345
Total California 49,333,552
Colorado - 17.2% (13.1% of Total Investments)
2,370 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 2,297,591
1,060 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 946,551
2,285 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 2,126,123
5,220 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 4,682,319
499 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 4.000%, 12/01/29
9/24 at 103.00 470,857
1,725 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,539,093
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 859,429
500 (c) Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/40
12/25 at 103.00 469,916
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 795,319
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
5/24 at 100.00 1,035,349
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 1,293,157
Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A
:
525 5.250%, 12/01/49 - AGM Insured 12/34 at 100.00 573,466
655 5.500%, 12/01/54 - AGM Insured 12/34 at 100.00 729,339
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
100 (c) 4.000%, 7/01/41 7/31 at 100.00 83,763
100 (c) 4.000%, 7/01/51 7/31 at 100.00 75,637

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50
12/30 at 100.00 $ 840,037
500 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54
12/26 at 103.00 307,682
16,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 14,656,698
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
1,000 5.000%, 11/15/31, (AMT) No Opt. Call 1,096,666
1,355 5.500%, 11/15/38, (AMT) 11/32 at 100.00 1,514,985
4,000 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 3,940,275
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 945,018
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
1,425 5.250%, 12/01/32 12/30 at 102.00 1,427,684
1,200 5.750%, 12/01/52 12/30 at 102.00 1,168,078
2,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50
6/25 at 103.00 1,720,507
1,360 (c) Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
12/26 at 103.00 1,154,382
5,250 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
5/24 at 103.00 5,248,615
2,000 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 1,777,478
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 956,800
Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
:
1,500 (c) 6.125%, 12/01/44 12/31 at 103.00 1,415,095
1,200 (c) 6.625%, 12/01/56 12/31 at 103.00 1,126,101
1,380 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 1,336,175
1,030 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
2023A-2, 8.000%, 12/01/53
12/28 at 103.00 755,735
560 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 583,623
3,000 (c) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 2,990,238
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
500 5.000%, 12/01/41 6/26 at 103.00 457,508
500 5.000%, 4/15/51 6/26 at 103.00 428,748

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 480 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 $ 432,693
North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3
:
2,000 5.000%, 12/01/40 12/25 at 103.00 1,923,648
1,000 5.250%, 12/01/50 12/25 at 103.00 952,681
1,810 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 1,576,588
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
500 4.000%, 12/01/29 12/24 at 103.00 466,506
1,250 5.000%, 12/01/39 12/24 at 103.00 1,168,761
285 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 236,025
1,100 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,099,330
925 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
9/25 at 103.00 879,924
7,034 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 6,740,044
3,665 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 3,754,496
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,659,532
2,320 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,340,720
1,215 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
5/24 at 101.00 1,197,023
708 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%,
12/15/50
12/25 at 102.00 692,840
Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020
:
2,350 5.000%, 12/01/40 12/25 at 103.00 2,208,607
2,300 5.125%, 12/01/50 12/25 at 103.00 2,055,472
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
5/24 at 102.00 480,001
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 755,338
1,270 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 1,074,921
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
5/24 at 83.61 3,534,508
10,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
5/24 at 103.00 9,194,393

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 $ 1,124,747
2,000 (c) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51
9/26 at 103.00 1,413,230
961 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt
Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 899,470
Total Colorado 111,687,535
Connecticut - 0.5% (0.4% of Total Investments)
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,325 4.000%, 7/01/34 7/29 at 100.00 1,275,655
1,250 4.000%, 7/01/36 7/29 at 100.00 1,178,478
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 1,137,357
Total Connecticut 3,591,490
Delaware - 0.4% (0.3% of Total Investments)
400 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special
Development District, Series 2024, 5.625%, 7/01/53, (WI/DD)
7/33 at 100.00 414,525
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024B
:
500 4.600%, 7/01/44, (UB), (WI/DD) 7/33 at 100.00 503,687
500 4.650%, 7/01/49, (UB), (WI/DD) 7/33 at 100.00 500,453
960 4.750%, 7/01/54, (UB), (WI/DD) 7/33 at 100.00 961,184
Total Delaware 2,379,849
District of Columbia - 1.8% (1.3% of Total Investments)
325 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 3, Series 2024A, 5.750%,
6/01/54
6/31 at 100.00 325,913
10,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 11,116,308
Total District of Columbia 11,442,221
Florida - 11.2% (8.6% of Total Investments)
1,565 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41
5/31 at 100.00 1,336,048
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A
:
1,230 (c) 5.000%, 6/15/40 6/27 at 100.00 1,160,970
1,260 (c) 5.000%, 6/15/55 6/27 at 100.00 1,105,648
4,690 (c) Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41
No Opt. Call 4,118,768
10,000 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/55
6/29 at 100.00 7,188,019
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A
:
835 (c) 6.000%, 6/15/33 No Opt. Call 912,118
1,000 (c) 6.500%, 6/15/38 6/30 at 103.00 1,094,218
1,000 (c) 6.625%, 6/15/43 6/30 at 103.00 1,089,635

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,450 (c) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26)
4/26 at 100.00 $ 2,501,003
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
4,475 (c) 1.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28), (WI/DD) 5/24 at 100.00 4,620,437
1,900 5.000%, 7/01/41, (AMT), (WI/DD) 7/32 at 100.00 1,948,651
1,300 5.000%, 7/01/44 - AGM Insured, (AMT), (UB), (WI/DD) 7/32 at 100.00 1,353,515
1,760 5.250%, 7/01/53 - AGM Insured, (AMT), (UB), (WI/DD) 7/32 at 100.00 1,835,364
1,400 5.500%, 7/01/53, (AMT), (WI/DD) 7/32 at 100.00 1,451,722
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
5/24 at 104.00 2,736,404
25,650 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 100.00 25,700,017
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020
:
1,095 4.250%, 5/01/40 5/31 at 100.00 995,158
1,500 4.500%, 5/01/52 5/31 at 100.00 1,307,120
2,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/24 at 100.00 2,500,586
1,000 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area1 Project, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 835,312
415 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 4.750%, 5/01/31
No Opt. Call 419,852
1,225 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47
6/26 at 103.00 1,059,230
870 (e) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 912,090
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
1,360 0.000%, 10/01/37 - BAM Insured No Opt. Call 793,772
1,480 0.000%, 10/01/42 - BAM Insured No Opt. Call 646,134
Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024
:
100 (c) 4.750%, 5/01/31 No Opt. Call 99,178
250 (c) 5.625%, 5/01/44 5/34 at 100.00 245,733
325 (c) North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 5, Series 2024, 5.750%,
5/01/44
5/34 at 100.00 324,269
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 1,079,756
310 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36
5/24 at 100.00 296,906
425 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 2.700%, 5/01/31
No Opt. Call 375,514

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 450 (c) Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.250%, 5/01/28
No Opt. Call $ 452,710
220 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call 213,171
Total Florida 72,709,028
Georgia - 1.1% (0.9% of Total Investments)
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
1,120 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,222,125
1,395 5.250%, 7/01/43, (AMT) 7/33 at 100.00 1,505,158
750 (c) Fulton County Residential Care Facilities for the Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project, Series 2019A, 5.000%, 4/01/47
No Opt. Call 649,676
500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 370,727
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 969,131
2,750 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 2,670,256
Total Georgia 7,387,073
Idaho - 0.3% (0.2% of Total Investments)
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
645 (e) 4.050%, 1/01/39, (UB) 1/33 at 100.00 624,949
565 (e) 4.650%, 1/01/54, (UB) 1/33 at 100.00 554,048
630 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 639,303
Total Idaho 1,818,300
Illinois - 5.4% (4.2% of Total Investments)
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
1,000 5.250%, 4/01/34 4/33 at 100.00 1,122,527
1,055 5.000%, 4/01/41 4/33 at 100.00 1,112,375
1,275 5.500%, 4/01/43 4/33 at 100.00 1,391,123
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 2,091,423
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
4,565 5.000%, 12/01/33 No Opt. Call 4,895,143
4,900 5.250%, 12/01/36 12/33 at 100.00 5,228,295
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
120 5.000%, 1/01/29 - BAM Insured No Opt. Call 127,341
190 5.000%, 1/01/30 - BAM Insured No Opt. Call 204,085
2,250 5.000%, 1/01/31 - BAM Insured No Opt. Call 2,438,363
1,485 5.000%, 1/01/32 - BAM Insured No Opt. Call 1,625,330
Chicago, Illinois, OHare Airport Customer Facility Charge Revenue Bonds,
Senior Lien Refunding Series 2023
:
740 5.250%, 1/01/42 - BAM Insured 1/33 at 100.00 791,909
820 5.250%, 1/01/43 - BAM Insured 1/33 at 100.00 873,844
200 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 5.000%, 11/01/37 - AGM Insured
5/32 at 100.00 219,612

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 750 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 $ 720,099
240 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 241,878
875 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 644,418
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 855,088
2,500 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 2,588,694
1,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 1,501,324
4,710 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 5,065,267
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
1,800 0.000%, 6/15/39 12/31 at 81.66 895,904
1,500 0.000%, 6/15/40 12/31 at 79.15 702,781
Total Illinois 35,336,823
Indiana - 2.6% (2.0% of Total Investments)
1,415 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 1,287,027
1,190 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 1,221,690
3,125 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 3,470,893
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 1,510,253
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
730 5.750%, 3/01/43 3/33 at 100.00 797,952
680 6.000%, 3/01/53 3/33 at 100.00 737,997
4,060 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 4,311,679
3,770 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 3,796,082
Total Indiana 17,133,573
Iowa - 0.7% (0.5% of Total Investments)
2,500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/24 at 100.00 2,443,133
1,745 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 1,811,472
Total Iowa 4,254,605

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 0.8% (0.6% of Total Investments)
$ 2,905 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 $ 2,552,694
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 1,679,526
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 819,354
Total Kentucky 5,051,574
Louisiana - 0.9% (0.7% of Total Investments)
1,150 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51
6/31 at 100.00 928,257
2,720 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/43
7/33 at 100.00 2,924,535
2,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 2,162,807
Total Louisiana 6,015,599
Maryland - 0.0% (0.0% of Total Investments)
200 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33
6/31 at 100.00 198,955
Total Maryland 198,955
Michigan - 1.7% (1.3% of Total Investments)
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
5/24 at 100.00 3,807,203
710 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 743,628
1,135 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/48
1/34 at 100.00 1,253,432
3,480 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B, 5.250%, 7/01/53
1/34 at 100.00 3,789,976
1,070 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.250%, 12/01/37 -
AGM Insured, (AMT)
12/33 at 100.00 1,194,174
Total Michigan 10,788,413
Minnesota - 1.3% (1.0% of Total Investments)
3,620 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 3,855,235
3,745 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53
3/33 at 100.00 3,578,147
1,140 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 833,312
Total Minnesota 8,266,694
Mississippi - 0.5% (0.4% of Total Investments)
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
1,190 (e) 6.000%, 9/01/48, (UB) 9/33 at 100.00 1,346,945

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi (continued)
$ 1,580 (e) 6.000%, 9/01/53, (UB) 9/33 at 100.00 $ 1,766,198
Total Mississippi 3,113,143
Missouri - 1.0% (0.8% of Total Investments)
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 2,834,262
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 1,057,890
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,729,281
Total Missouri 6,621,433
Montana - 0.3% (0.2% of Total Investments)
1,975 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 1,986,330
Total Montana 1,986,330
Nebraska - 2.1% (1.6% of Total Investments)
3,750 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 3,915,210
4,665 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024C, 4.700%, 9/01/49, (UB), (WI/DD)
3/33 at 100.00 4,902,909
2,125 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023A, 5.250%, 2/01/53
2/33 at 100.00 2,300,130
2,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023B, 5.250%, 2/01/53
2/33 at 100.00 2,706,036
Total Nebraska 13,824,285
Nevada - 0.1% (0.1% of Total Investments)
2,000 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38
2/31 at 100.00 200,000
440 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 611 Sunstone Phase I and II, Series 2020, 4.000%, 6/01/40
6/30 at 100.00 377,519
Total Nevada 577,519
New Hampshire - 0.7% (0.5% of Total Investments)
1,250 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2017, 3.750%, 7/01/40
7/27 at 100.00 980,199
4,000 (c) New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37
1/33 at 100.00 3,547,625
Total New Hampshire 4,527,824
New Jersey - 0.3% (0.3% of Total Investments)
1,580 (c) New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A, 7.000%, 6/15/30
5/24 at 100.00 1,550,651
750 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 714,370
Total New Jersey 2,265,021

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 1.0% (0.8% of Total Investments)
$ 7,000 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
5/24 at 103.00 $ 6,585,337
Total New Mexico 6,585,337
New York - 20.0% (15.2% of Total Investments)
1,240 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 1,314,193
5,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55
12/30 at 100.00 4,469,571
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,310 (c) 5.000%, 6/01/40 12/30 at 100.00 1,216,828
3,000 (c) 5.000%, 6/01/55 12/30 at 100.00 2,477,858
10,000 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 7,256,320
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A
:
370 5.000%, 3/15/39 3/34 at 100.00 415,692
1,250 5.000%, 3/15/41 3/34 at 100.00 1,385,647
1,250 5.000%, 3/15/42 3/34 at 100.00 1,378,723
2,525 5.000%, 3/15/43 3/34 at 100.00 2,771,876
1,610 5.000%, 3/15/44 3/34 at 100.00 1,761,804
Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B
:
7,630 5.000%, 7/01/32 7/26 at 100.00 7,725,911
1,095 5.000%, 7/01/35 7/26 at 100.00 1,107,501
750 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 641,892
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/36
6/24 at 100.00 2,504,225
10,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.250%, 11/15/44
11/24 at 100.00 10,084,607
New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2024A-1
:
1,000 (e) 4.650%, 11/01/49, (UB) 5/32 at 100.00 985,017
1,720 (e) 4.750%, 11/01/54, (UB) 5/32 at 100.00 1,719,253
975 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54
12/33 at 100.00 1,062,338
585 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2, 5.000%, 6/15/44
12/33 at 100.00 638,511
11,790 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series CC-1, 5.250%, 6/15/54
6/34 at 100.00 12,890,536
2,785 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 2,887,898
840 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 945,398
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1
:
1,335 5.000%, 2/01/46 2/34 at 100.00 1,442,027

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 2,000 5.000%, 2/01/47 2/34 at 100.00 $ 2,150,999
1,180 5.000%, 2/01/48 2/34 at 100.00 1,264,508
2,575 5.000%, 2/01/49 2/34 at 100.00 2,750,549
2,600 5.250%, 2/01/53 2/34 at 100.00 2,815,823
New York City, New York, General Obligation Bonds, Fiscal 2024 Series C
:
1,560 5.250%, 3/01/47 3/34 at 100.00 1,712,625
1,300 5.250%, 3/01/53 3/34 at 100.00 1,409,759
New York City, New York, General Obligation Bonds, Fiscal 2024 Series D
:
2,745 5.500%, 4/01/46 4/34 at 100.00 3,096,418
1,830 5.250%, 4/01/47 4/34 at 100.00 2,010,318
2,380 5.250%, 4/01/54 4/34 at 100.00 2,578,353
700 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2024A, 5.250%, 6/15/44
6/34 at 100.00 790,075
2,500 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 2,460,696
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
10,240 5.250%, 8/01/31, (AMT) 8/30 at 100.00 10,750,137
3,400 5.375%, 8/01/36, (AMT) 8/30 at 100.00 3,579,808
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
395 5.500%, 6/30/39, (AMT) 6/31 at 100.00 433,662
165 5.500%, 6/30/40, (AMT) 6/31 at 100.00 180,171
215 5.500%, 6/30/43 - AGM Insured, (AMT) 6/31 at 100.00 233,336
240 5.500%, 6/30/44 - AGM Insured, (AMT) 6/31 at 100.00 259,688
845 6.000%, 6/30/54, (AMT) 6/31 at 100.00 926,544
1,590 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 1,644,021
3,315 5.375%, 6/30/60, (AMT) 6/31 at 100.00 3,463,350
3,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 3,099,528
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
1,600 6.000%, 4/01/35, (AMT) 4/31 at 100.00 1,814,240
2,805 5.625%, 4/01/40, (AMT) 4/31 at 100.00 3,050,161
460 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/41, (AMT)
12/33 at 100.00 490,323
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
565 5.000%, 7/15/35, (AMT) 7/33 at 100.00 624,061
1,000 5.000%, 7/15/38, (AMT) 7/33 at 100.00 1,077,358
3,300 (c) Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 -
SYNCORA GTY Insured
No Opt. Call 3,023,583
2,725 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.000%, 5/15/54
5/34 at 100.00 2,901,427
Total New York 129,675,147

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina - 0.2% (0.1% of Total Investments)
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
$ 335 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 $ 364,209
340 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 366,580
370 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 299,931
Total North Carolina 1,030,720
Ohio - 1.1% (0.8% of Total Investments)
1,995 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 1,808,710
3,450 (c) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 3,485,890
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 941,632
625 (e) Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.650%,
9/01/54, (UB)
9/33 at 100.00 617,702
Total Ohio 6,853,934
Pennsylvania - 4.0% (3.0% of Total Investments)
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
700 5.250%, 1/01/39 - AGM Insured, (AMT) 1/33 at 100.00 764,660
700 5.500%, 1/01/43 - AGM Insured, (AMT) 1/33 at 100.00 767,499
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 1,007,569
900 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 931,009
3,000 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 2,960,732
1,625 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 1,590,329
500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 395,017
1,000 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41
10/27 at 100.00 769,287
2,000 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 1,609,581
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 9,216,733

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 1,300 (d),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call $ 130
2,960 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call 1,140,905
2,040 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 1,956,116
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:
340 (e) 4.450%, 10/01/44, (UB) 10/32 at 100.00 340,166
1,850 (e) 4.600%, 10/01/49, (UB) 10/32 at 100.00 1,835,682
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
30 5.250%, 12/01/41 12/32 at 100.00 33,730
485 5.250%, 12/01/42 12/32 at 100.00 540,463
Total Pennsylvania 25,859,608
Puerto Rico - 4.9% (3.8% of Total Investments)
409 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
5/24 at 100.00 409,395
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
3,500 (c) 5.000%, 7/01/37 7/31 at 100.00 3,658,361
6,500 (c) 4.000%, 7/01/42 7/31 at 100.00 6,068,547
8,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
5/24 at 100.00 1,812,772
2,150 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.550%, 7/01/40
7/28 at 100.00 2,153,111
12,257 Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds,
Taxable Series 2018, 7.500%, 8/20/40
No Opt. Call 11,827,469
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,030 0.000%, 7/01/33 7/31 at 89.94 675,487
0 (g) 4.000%, 7/01/35 7/31 at 103.00 62
1,117 4.000%, 7/01/37 7/31 at 103.00 1,070,642
839 4.000%, 7/01/41 7/31 at 103.00 780,682
6,061 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 3,613,946
Total Puerto Rico 32,070,474
South Carolina - 0.3% (0.2% of Total Investments)
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.625%, 10/01/40
10/27 at 103.00 955,101
1,000 (c) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55
11/26 at 100.00 880,855
Total South Carolina 1,835,956
Tennessee - 1.9% (1.4% of Total Investments)
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
1,895 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 2,067,905

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 1,345 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 $ 1,458,782
1,650 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 1,780,824
650 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.000%, 5/01/40
5/33 at 100.00 695,192
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
2,705 5.000%, 7/01/28 No Opt. Call 2,869,750
2,905 5.000%, 7/01/33 No Opt. Call 3,270,626
Total Tennessee 12,143,079
Texas - 8.0% (6.1% of Total Investments)
500 (c) Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50
10/31 at 100.00 427,588
225 (c) City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 4.750%, 9/15/32
No Opt. Call 220,014
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
330 5.000%, 11/01/27, (AMT) No Opt. Call 343,940
1,480 5.000%, 11/01/28, (AMT) No Opt. Call 1,557,487
4,160 5.000%, 11/01/29, (AMT) No Opt. Call 4,433,161
4,605 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 5,014,595
1,280 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
5/24 at 100.00 1,271,910
570 Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023, 6.000%, 8/01/43, (AMT)
2/33 at 100.00 628,528
1,000 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 990,876
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
3,025 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 3,337,460
3,230 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 3,582,801
2,865 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 3,187,632
1,250 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 1,354,656
1,715 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 1,850,428
5,610 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/38 - AGM Insured,
(AMT)
11/31 at 100.00 5,543,351
500 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41
9/31 at 100.00 435,969
1,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
5/24 at 100.00 1,480,165
625 (c) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021,
3.625%, 9/15/41
9/31 at 100.00 482,820
500 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.500%, 9/01/43
9/33 at 100.00 488,390

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,175 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
5.000%, 8/15/50
8/25 at 103.00 $ 3,572,054
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
2,865 5.250%, 1/01/42 1/28 at 103.00 2,502,663
1,025 5.500%, 1/01/57 1/28 at 103.00 850,998
3,500 (c) Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28
5/24 at 102.05 2,965,014
2,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.375%, 9/15/40
9/30 at 100.00 1,928,106
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021,
3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 339,829
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
475 5.375%, 6/30/38, (AMT) 6/28 at 103.00 507,874
465 5.500%, 6/30/41, (AMT) 6/28 at 103.00 494,924
1,500 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/50, (AMT)
12/25 at 100.00 1,502,237
650 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 608,621
Total Texas 51,904,091
Utah - 0.9% (0.7% of Total Investments)
500 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.125%, 2/01/41
2/26 at 103.00 377,277
645 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT)
7/33 at 100.00 693,900
970 (c) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51
1/25 at 102.00 824,688
1,185 (e) Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C,
4.650%, 1/01/49, (UB)
1/33 at 100.00 1,184,587
2,540 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42
9/28 at 103.00 2,509,378
Total Utah 5,589,830
Virgin Islands - 0.5% (0.4% of Total Investments)
2,365 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 2,541,409
1,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42
10/29 at 104.00 954,836
Total Virgin Islands 3,496,245
Virginia - 1.0% (0.8% of Total Investments)
1,640 (c) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45
3/25 at 100.00 1,643,563
3,580 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 3,828,329

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 990 (c) Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43
10/30 at 120.40 $ 994,547
Total Virginia 6,466,439
Washington - 1.3% (1.0% of Total Investments)
1,770 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 1,682,821
1,915 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 1,882,283
5,667 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 4,982,700
Total Washington 8,547,804
West Virginia - 0.8% (0.6% of Total Investments)
200 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43
6/30 at 103.00 210,599
3,770 (c) West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40
12/27 at 103.00 3,077,726
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 995,072
1,035 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 5.000%, 6/01/41
6/33 at 100.00 1,100,724
Total West Virginia 5,384,121
Wisconsin - 4.8% (3.6% of Total Investments)
3,000 (c) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32
12/26 at 100.00 2,553,841
6,350 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/56
1/28 at 100.00 5,398,647
200 Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 190,091
1,000 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56
6/28 at 100.00 832,495
1,000 (c) Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51
8/28 at 100.00 826,014
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/52
2/32 at 100.00 1,960,860
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B
:
1,670 (c) 5.625%, 2/01/46 2/32 at 100.00 1,673,680
2,000 (c) 6.000%, 2/01/62 2/32 at 100.00 2,021,677
5,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50
12/27 at 100.00 4,838,858
3,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 3,056,683

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call $ 995,656
1,025 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/58
10/31 at 100.00 1,033,992
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021, 4.000%, 7/01/41,
(AMT)
7/31 at 100.00 1,599,076
1,000 (c) Public Finance Authority of Wisconsin, Tax Increment Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 996,524
500 (c) Public Finance Authority of Wisconsin, Tax Increment Revenue
Subordinate Bonds, Miami World Center Project, Series 2024B, 8.000%,
6/15/42
6/29 at 103.00 491,478
100 (d),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 10
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 2,468,936
Total Wisconsin 30,938,518
Total Municipal Bonds
(cost $838,311,461) 803,145,780
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5% (3.5% of Total Investments) X 29,610,938
$ 10,000 United States Treasury Note/Bond 4.750% 11/15/53 $ 9,948,438
10,000 United States Treasury Note/Bond 4.500% 11/15/33 9,853,125
10,000 United States Treasury Note/Bond 4.750% 11/15/43 9,809,375
Total U.S. Government and Agency Obligations
(cost $31,331,166) 29,610,938
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1.9% (1.4% of Total Investments) X 12,128,101
Consumer Services - 0.4% (0.3% of Total Investments)
$ 2,500 Grand Canyon University 4.125% 10/01/24 $ 2,448,725
Total Consumer Services 2,448,725
Health Care Equipment & Services - 1.4% (1.1% of Total Investments)
2,750 Care New England Health System 5.500% 9/01/26 2,717,468
4,363 Toledo Hospital/The 5.325% 11/15/28 4,086,778
3,000 Toledo Hospital/The 6.015% 11/15/48 2,405,430
Total Health Care Equipment & Services 9,209,676
Real Estate Management & Development - 0.1% (0.0% of Total Investments)
490 (c),(f) Benloch Ranch Improvement Association No 12022 2022 9.750% 12/01/39 469,700
Total Real Estate Management & Development 469,700
Total Corporate Bonds
(cost $11,207,443) 12,128,101

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NDMO
Shares Description (a) Value
X –
COMMON STOCKS - 0.1% (0.1% of Total Investments) X 432,267
Utilities - 0.1% (0.1% of Total Investments)
4,370 (h),(i) Talen Energy Supply LLC $ 432,267
Total Utilities 432,267
Total Common Stocks
(cost $139,840) 432,267
Principal
Amount (000) Description (a) Coupon (j)
Reference
Rate (j) Spread (j) Maturity (k) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (j) X 16,496
Capital Goods - 0.0% (0.0% of Total Investments)
$ 129 (d),(f),(l) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 16,496
Total Capital Goods 16,496
Total Variable Rate Senior Loan Interests
(cost $128,676) 16,496
Total Long-Term Investments
(cost $881,118,586) 845,333,582
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.8% (0.6% of Total Investments)
X –
MUNICIPAL BONDS - 0.8% (0.6% of Total Investments) X 5,000,000
National - 0.8% (0.6% of Total Investments)
$ 3,000 (c),(m) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 4.200%, 10/09/24,
(AMT), (Mandatory Put 5/7 /2024)
No Opt. Call $ 3,000,000
2,000 (c),(m) Invesco Value Municipla Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 4.200%, 10/09/24,
(AMT), (Mandatory Put 5/7/2024)
No Opt. Call 2,000,000
Total National 5,000,000
Total Municipal Bonds
(cost $5,000,000) 5,000,000
Total Short-Term Investments
(cost $5,000,000) 5,000,000
Total Investments (cost $886,118,586 ) - 131.1% 850,333,582
Floating Rate Obligations - (2.6)% (16,935,000)
MFP Shares, Net - (36.9)%(n) (239,633,946)
Other Assets & Liabilities, Net -   8.4% 54,985,002
Net Assets Applicable to Common Shares - 100% $ 648,749,638
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $247,747,269 or 29.1% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Principal Amount (000) rounds to less than $1,000.
(h) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Talen Energy Supply LLC, 6.000%, 12/15/36, Senior Note.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(j) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(k) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(l) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(m) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(n) MFP Shares, Net as a percentage of Total Investments is 28.2%.
AMT Alternative Minimum Tax
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2024 (Unaudited) NVG NZF NMZ NMCO NDMO
ASSETS
Long-term investments, at value
†
$ 4,736,860,274 $ 4,253,548,510 $ 1,922,424,634 $ 981,237,363 $ 845,333,582
Short-term investments, at value
◊
52,245,000 – 16,280,000 – 5,000,000
Cash 645,842 6,163,647 – – 16,449,040
Receivables:
Interest 68,313,688 66,252,553 43,942,217 18,431,546 19,030,641
Investments sold 10,047,477 74,095,392 77,920,127 106,286,139 49,332,560
Deferred offering costs 88,535 – 110,000 216,315 287,297
Unfunded commitments – – 4,159,058 3,836,819 790,000
Other 1,346,706 511,547 134,029 134,741 52,002
Total assets 4,869,547,522 4,400,571,649 2,064,970,065 1,110,142,923 936,275,122
LIABILITIES
Cash overdraft – – 12,092,662 10,198,178 –
Floating rate obligations 206,715,000 379,165,000 430,708,000 26,175,000 16,935,000
AMTP Shares, Net
*
– – 356,555,732 – –
MFP Shares, Net
**
515,698,055 640,137,836 – 414,229,844 239,633,946
VRDP Shares, Net
***
1,233,990,758 673,652,507 – – –
Payables:
Management fees 2,390,258 2,144,613 1,050,947 776,844 617,467
Dividends 11,620,525 10,633,799 5,131,825 2,584,694 3,406,831
Interest 5,746,907 11,337,353 10,662,017 700,385 216,399
Investments purchased - regular settlement 39,715 4,984,496 3,795,143 1,399,548 6,508,893
Investments purchased - when-issued/delayed-delivery settlement 28,580,591 55,017,679 28,543,796 23,227,682 20,023,774
Offering costs – – 2,705 – –
Accrued expenses:
Custodian fees 304,714 258,088 132,226 80,918 84,340
Investor relations 40,477 57,955 20,476 10,142 8,020
Trustees fees 464,747 332,775 81,070 33,552 31,184
Professional fees 38,671 13,264 17,958 16,503 16,746
Shareholder reporting expenses 95,828 84,500 43,078 16,693 25,718
Shareholder servicing agent fees 2,431 5,161 2,016 1,722 1,165
Shelf offering costs – – 110,000 63,054 –
Other 5,409 6,223 8,867 11,988 16,001
Total liabilities 2,005,734,086 1,777,831,249 848,958,518 479,526,747 287,525,484
Commitments and contingencies
(1)
Net assets applicable to common shares $ 2,863,813,436 $ 2,622,740,400 $ 1,216,011,547 $ 630,616,176 $ 648,749,638
Common shares outstanding 213,522,362 193,729,050 110,539,338 54,801,890 59,562,212
Net asset value ("NAV") per common share outstanding $ 13 .41 $ 13 .54 $ 11 .00 $ 11 .51 $ 10 .89
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,135,224 $ 1,937,291 $ 1,105,393 $ 548,019 $ 595,622
Paid-in capital 3,086,341,672 2,764,929,353 1,455,387,304 814,998,572 840,613,826
Total distributable earnings (loss) (224,663,460) (144,126,244) (240,481,150) (184,930,415) (192,459,810)
Net assets applicable to common shares $ 2,863,813,436 $ 2,622,740,400 $ 1,216,011,547 $ 630,616,176 $ 648,749,638
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 4,848,724,735 $ 4,122,000,409 $ 2,021,252,907 $ 1,053,068,463 $ 881,118,586
◊
Short-term investments, cost $ 52,245,000 $ — $ 16,280,000 $ — $ 5,000,000
*
AMTP Shares, liquidation preference — — 357,000,000 — —
**
MFP Shares, liquidation preference 517,400,000 641,000,000 — 415,000,000 240,000,000
***
    VRDP Shares, liquidation preference 1,236,600,000 677,000,000 — — —
(1) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2024 (Unaudited) NVG NZF NMZ NMCO NDMO
INVESTMENT INCOME
Dividends $ 96,797 $ 217,410 $ 107,462 $ 122,962 $ —
Interest 112,658,115 103,451,755 57,102,277 33,785,967 22,875,554
Total investment income 112,754,912 103,669,165 57,209,739 33,908,929 22,875,554
EXPENSES
– – – – –
Management fees 14,503,168 12,987,497 6,308,591 4,656,667 3,702,545
Shareholder servicing agent fees 34,081 24,880 11,454 8,162 6,764
Interest expense and amortization of offering costs 36,580,330 36,238,308 15,764,136 9,536,845 5,344,509
Trustees fees 78,829 66,917 26,695 17,522 14,892
Custodian expenses, net 90,482 102,667 63,673 50,771 33,057
Excise tax liability expense 89,535 7,083 79,891 3,217 20,447
Investor relations expenses 192,570 92,627 36,916 24,185 69,205
Liquidity fees 4,643,381 601,413 — 371,927 —
Merger expenses — 100,233 — — —
Professional fees 399,030 348,729 258,157 160,264 69,866
Remarketing fees 1,307,670 36,500 — 50,555 —
Shareholder reporting expenses 107,694 61,531 45,005 30,402 32,489
Stock exchange listing fees 32,107 32,205 24,155 9,336 10,105
Other 169,469 99,439 383,167 73,144 85,849
Total expenses 58,228,346 50,800,029 23,001,840 14,992,997 9,389,728
Net investment income (loss) 54,526,566 52,869,136 34,207,899 18,915,932 13,485,826
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 9,387,103 32,072,503 (14,007,143) 17,685,116 4,833,747
Net realized gain (loss) 9,387,103 32,072,503 (14,007,143) 17,685,116 4,833,747
Change in unrealized appreciation (depreciation) on:
Investments 350,547,413 283,272,297 176,955,668 58,186,856 69,083,703
Net change in unrealized appreciation (depreciation) 350,547,413 283,272,297 176,955,668 58,186,856 69,083,703
Net realized and unrealized gain (loss) 359,934,516 315,344,800 162,948,525 75,871,972 73,917,450
Net increase (decrease) in net assets applicable to
common shares from operations $ 414,461,082 $ 368,213,936 $ 197,156,424 $ 94,787,904 $ 87,403,276

Statement of Changes in Net Assets
See Notes to Financial Statements

NVG NZF
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 54,526,566 $ 113,266,658 $ 52,869,136 $ 99,542,560
Net realized gain (loss) 9,387,103 (64,101,331) 32,072,503 (73,224,640)
Net change in unrealized appreciation (depreciation) 350,547,413 (21,872,197) 283,272,297 (30,396,013)
Net increase (decrease) in net assets applicable to common shares from operations 414,461,082 27,293,130 368,213,936 (4,078,093)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (67,686,589) (114,020,943) (62,187,025) (95,928,228)
Total distributions (67,686,589) (114,020,943) (62,187,025) (95,928,228)
CAPITAL SHARE TRANSACTIONS
Common shares:
Fund Reorganization/Merger — — — 391,798,148
Cost of shares repurchased and retired – – – (214,827)
Net increase (decrease) applicable to common shares from capital share transactions — — — 391,583,321
Net increase (decrease) in net assets applicable to common shares 346,774,493 (86,727,813) 306,026,911 291,577,000
Net assets applicable to common shares at the beginning of the period 2,517,038,943 2,603,766,756 2,316,713,489 2,025,136,489
Net assets applicable to common shares at the end of the
period $ 2,863,813,436 $ 2,517,038,943 $ 2,622,740,400 $ 2,316,713,489

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NMZ NMCO
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 34,207,899 $ 56,832,875 $ 18,915,932 $ 25,396,524
Net realized gain (loss) (14,007,143) (66,935,786) 17,685,116 (45,121,374)
Net change in unrealized appreciation (depreciation) 176,955,668 17,358,472 58,186,856 (5,984,512)
Net increase (decrease) in net assets applicable to common shares from operations 197,156,424 7,255,561 94,787,904 (25,709,362)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (29,292,925) (60,518,649) (15,454,133) (33,420,741)
Return of Capital – (1,274,052) – (446,021)
Total distributions (29,292,925) (61,792,701) (15,454,133) (33,866,762)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs (721) 9,590,166 — 357,037
Reinvestments of distributions — 111,408 — —
Net increase (decrease) applicable to common shares from capital share transactions (721) 9,701,574 — 357,037
Net increase (decrease) in net assets applicable to common shares 167,862,778 (44,835,566) 79,333,771 (59,219,087)
Net assets applicable to common shares at the beginning of the period 1,048,148,769 1,092,984,335 551,282,405 610,501,492
Net assets applicable to common shares at the end of the
period $ 1,216,011,547 $ 1,048,148,769 $ 630,616,176 $ 551,282,405

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NDMO
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 13,485,826 $ 25,593,562
Net realized gain (loss) 4,833,747 (61,182,603)
Net change in unrealized appreciation (depreciation) 69,083,703 50,610,121
Net increase (decrease) in net assets applicable to common shares from operations 87,403,276 15,021,080
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (22,157,143) (24,558,159)
Return of Capital – (23,182,895)
Total distributions (22,157,143) (47,741,054)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs (661) —
Reinvestments of distributions — 1,070,076
Net increase (decrease) applicable to common shares from capital share transactions (661) 1,070,076
Net increase (decrease) in net assets applicable to common shares 65,245,472 (31,649,898)
Net assets applicable to common shares at the beginning of the period 583,504,166 615,154,064
Net assets applicable to common shares at the end of the period $ 648,749,638 $ 583,504,166

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended April 30, 2024 (Unaudited)
NVG NZF NMZ NMCO NDMO
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 414,461,082 $ 368,213,936 $ 197,156,424 $ 94,787,904 $ 87,403,276
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (466,413,643) (366,976,454) (287,572,918) (173,597,721) (365,826,610)
Proceeds from sale and maturities of investments 459,288,866 406,040,814 313,033,121 271,376,311 415,8 80,880
Proceeds from (Purchase of) short-term investments, net (12,885,000) — (16,280,000) — 4,000,000
Taxes paid — — (4,044) — —
Amortization (Accretion) of premiums and discounts, net (9,625,744) (12,227,046) (6,462,616) (6,166,041) 258,231
Amortization of deferred offering costs 334,256 116,848 307,127 317,816 311,634
(Increase) Decrease in:
Receivable for dividends — 1,938 — — —
Receivable for interest (1,654,136) (5,413,604) (6,087,693) 1,387,934 (470,664)
Receivable for investments sold 55,530,268 (63,557,676) (64,956,350) (85,405,527) (39,958,519)
Other assets 756,589 501,340 100,339 (23,846) 50,480
Increase (Decrease) in:
Payable for interest 3,333,201 5,619,278 6,819,545 575,577 214,337
Payable for investments purchased - regular settlement (22,612,907) (8,441,004) (1,086,857) (15,164,172) (6,844,585)
Payable for investments purchased - when-issued/delayed-delivery settlement 2,381,139 42,012,125 26,183,100 2,034,745 141,027
Payable for management fees 59,453 52,805 92,244 5,668 25,260
Accrued custodian fees 22,142 (975) 8,453 6,388 8,601
Accrued investor relations fees (36,861) (10,193) (3,703) (4,333) 5,215
Accrued Trustees fees (825,151) (561,097) (81,914) (6,646) (2,669)
Accrued professional fees 19,550 9,436 6,694 8,812 9,644
Accrued shareholder reporting expenses 24,056 8,916 14,670 (1,115) 10,517
Accrued shareholder servicing agent fees (9,545) (3,563) (1,863) (650) (1,210)
Accrued shelf offering costs — — 110,000 (4,499) —
Accrued other expenses 5,409 4,266 6,870 (11,836) 15,983
Net realized (gain) loss from investments (9,387,103) (32,072,503) 14,007,143 (17,685,116) (4,833,747)
Net realized (gain) loss from paydowns (4,879) 10,980 — (427,913) —
Net change in unrealized (appreciation) depreciation of investments (350,547,413) (283,272,297) (176,955,668) (58,186,856) (69,083,703)
Net cash provided by (used in) operating activities 62,213,629 50,056,270 (1, 647,896 ) 13,814,884 21,3 13,378
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings — 46,091,549 7,781,563 23,152,731 —
(Repayments) of borrowings — (46,091,549) (7,781,563) (23,152,731) —
Proceeds from floating rate obligations 6,265,000 93,085,000 67,817,000 6,215,000 16,285,000
(Repayments of) floating rate obligations (10,090,000) (88,626,000) (43,810,000) — —
(Repayments for) MFP Shares redeemed, at liquidation preference — — — (35,000,000) —
Payments for deferred offering costs (1,388) — — — —
Increase (Decrease) in:
Cash overdraft — — 6,393,356 10,191,739 —
Cash distributions paid to common shareholders (64,663,590) (59,512,310) (28,751,739) (15,221,623) (22,130,129)
Proceeds from shelf offering — — (721) — (661)
Net cash provided by (used in) financing activities (68,489,978) (55,053,310) 1, 647,896 (33,814,884) (5,845,790)
Net increase (decrease) in Cash (6,276,349) (4,997,040) – (20,000,000) 15,767,588
Cash and cash held in escrow for preferred share noticed for redemption at the beginning of period 6,922,191 11,160,687 — 20,000,000 981,452
Cash at the end of period $ 645,842 $ 6,163,647 $ — $ — $ 16, 449,040
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NVG NZF NMZ NMCO NDMO
Cash paid for interest
$ 32,996,603 $ 30,448,118 $ 8,893,409 $ 8,807,225 $ 5,104,897

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NVG
4/30/24(d) $ 11.79 $ 0.26 $ 1.68 $ 1.94 $ (0.32) $ — $ (0.32) $ — $ 13.41 $ 11.55
10/31/23 12.19 0.53 (0.40) 0.13 (0.53) — (0.53) — 11.79 10.03
10/31/22 17.28 0.73 (5.01) (4.28) (0.78) (0.03) (0.81) — 12.19 11.03
10/31/21 16.76 0.82 0.60 1.42 (0.81) (0.09) (0.90) — 17.28 17.29
10/31/20 17.17 0.82 (0.41) 0.41 (0.79) (0.03) (0.82) — 16.76 15.62
10/31/19 15.48 0.79 1.72 2.51 (0.79) (0.03) (0.82) — 17.17 16.45
NZF
4/30/24(d) 11.96 0.27 1.63 1.90 (0.32) — (0.32) — 13.54 11.69
10/31/23 12.24 0.55 (0.30) 0.25 (0.53) — (0.53) —(f) 11.96 10.10
10/31/22 16.98 0.71 (4.72) (4.01) (0.73) — (0.73) — 12.24 10.83
10/31/21 15.96 0.78 1.03 1.81 (0.79) — (0.79) — 16.98 16.73
10/31/20 16.63 0.80 (0.71) 0.09 (0.76) — (0.76) — 15.96 14.74
10/31/19 15.07 0.75 1.60 2.35 (0.79) — (0.79) — 16.63 16.03
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NVG
NZF
4/30/24(d)
2.96%(e)
2.82%(e)
10/31/23
2.78
2.79
10/31/22
1.10
1.14
10/31/21
0.52
0.62
10/31/20
0.97
1.01
10/31/19
1.47
1.55
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
16.39% 18.29% $ 2,863,813 4.05% (e) 3.79% (e) 10%
0.70 (4.77) 2,517,039 3.85 4.00 17
(25.56) (32.54) 2,603,767 2.16 4.83 19
8.54 16.65 3,687,336 1.52 4.70 12
2.53 0.06 3,576,356 1.98 4.89 15
16.52 29.47 3,476,962 2.49 4.82 6
15.88 18.91 2,622,740 3.89 (e) 4.04 (e) 9
1.62 (2.35) 2,316,713 3.87 4.14 26
(24.20) (31.77) 2,025,136 2.20 4.78 61
11.45 19.05 2,414,104 1.61 4.60 15
0.58 (3.34) 2,267,965 2.04 4.95 21
15.90 27.08 2,364,022 2.60 4.68 12
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NMZ
4/30/24(d) $ 9.48 $ 0.28 $ 1.51 $ 1.79 $ (0.27) $ — $ — $ (0.27) $ — $ — $ 11.00 $ 10.29
10/31/23 9.97 0.51 (0.44) 0.07 (0.55) — (0.01) (0.56) — —(f) 9.48 8.37
10/31/22 14.53 0.70 (4.53) (3.83) (0.75) — — (0.75) —(f) 0.02 9.97 9.85
10/31/21 13.22 0.72 1.30 2.02 (0.77) — — (0.77) —(f) 0.06 14.53 14.71
10/31/20 14.04 0.70 (0.82) (0.12) (0.73) — — (0.73) —(f) 0.03 13.22 13.22
10/31/19 12.77 0.76 1.20 1.96 (0.70) — — (0.70) — 0.01 14.04 14.22
NMCO
4/30/24(d) 10.06 0.35 1.38 1.73 (0.28) — — (0.28) — — 11.51 10.14
10/31/23 11.15 0.46 (0.93) (0.47) (0.61) — (0.01) (0.62) —(f) —(f) 10.06 8.67
10/31/22 15.47 0.78 (4.36) (3.58) (0.74) — — (0.74) —(f) —(f) 11.15 10.39
10/31/21 12.81 0.82 2.58 3.40 (0.74) — — (0.74) — —(f) 15.47 15.04
10/31/20 15.08 0.71 (2.25) (1.54) (0.73) — — (0.73) — — 12.81 11.68
10/31/19(g) 15.00 0.04 0.04 0.08 — — — — — — 15.08 15.39
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NMZ
NMCO
4/30/24(d)
2.62% (e)
3.22% (e)
10/31/23
2.59
3.12
10/31/22
0.93
1.21
10/31/21
0.36
0.72
10/31/20
0.66
0.10
10/31/19
1.16
— (e)
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
18.83% 26.18% $ 1,216,012 3.83% (e) 5.21% (e) 15%
0.13 (10.28) 1,048,149 3.75 4.74 27
(27.13) (28.88) 1,092,984 2.05 5.61 30
15.80 17.32 1,404,752 1.43 5.13 6
(0.49) (1.84) 1,097,418 1.68 5.19 10
15.75 27.45 969,068 2.20 5.67 15
17.24 20.22 630,616 4.85 (e) 6.12 (e) 17
(4.85) (11.69) 551,282 4.78 3.96 34
(23.88) (26.91) 610,501 2.74 5.69 30
26.91 35.55 824,271 2.18 5.52 12
(10.33) (19 .78) 682,510 2.41 5.24 70
0.53 2.60 803,046 1.01 (e) 2.58 (e) 8
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.
(g) For the period September 16, 2019 (commencement of operations) through October 31, 2019.

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NDMO
4/30/24(d) $ 9.80 $ 0.23 $ 1.23 $ 1.46 $ (0.37) $ — $ — $ (0.37) $ — $ 10.89 $ 10.68
10/31/23 10.34 0.43 (0.17) 0.26 (0.41) — (0.39) (0.80) — 9.80 9.12
10/31/22 15.60 0.51 (4.85) (4.34) (0.50) — (0.42) (0.92) — 10.34 9.43
10/31/21 14.92 0.49 1.10 1.59 (0.50) (0.31) (0.11) (0.92) 0.01 15.60 15.64
10/31/20(f) 15.00 0.03 (0.03) — (0.08) — — (0.08) — 14.92 15.00
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NDMO
4/30/24(d)
1.66% (e)
10/31/23
1.54
10/31/22
0.75
10/31/21
0.33
10/31/20
0.03 (e)
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
14.93% 21.33% $ 648,750 2.92% (e) 4.19% (e) 42%
1.96 4.45 583,504 2.76 3.97 79
(28.77) (35.09) 615,154 2.07 3.78 61
10.77 10.47 913,547 1.55 3.02 63
(0.02) 0.51 846,790 0.89 (e) 1.06 (e) 4
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) For the period August 26, 2020 (commencement of operations) through October 31, 2020.

Financial Highlights (continued)
NVG
Asset
Coverage
Per $1,000
Share(c)
Series B
4/30/24(f)
$2,633
10/31/23
2,435
10/31/22
2,409
10/31/21
2,912
10/31/20
2,854
10/31/19
2,914
Series C
4/30/24(f)
$2,633
10/31/23
2435
10/31/22
2,409
10/31/21
—
10/31/20
—
10/31/19
—
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b),(d)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(e)
NVG
4/30/24(f) $ — $ — $ 517,400 $ 263,273 $ 1,236,600 $ 263,273 $ 2.63
10/31/23 — — 517,400 243,503 1,236,600 243,503 2.44
10/31/22 — — 610,900 240,935 1,236,600 240,935 2.41
10/31/21 112,000 291,153 405,400 291,153 1,411,600 291,153 2.91
10/31/20 112,000 285,399 405,400 285,399 1,411,600 285,399 2.85
10/31/19 — — 405,400 291,357 1,411,600 291,357 2.91
NZF
4/30/24(f) — — 641,000 298,994 677,000 298,994 2.99
10/31/23 — — 641,000 275,775 677,000 275,775 2.76
10/31/22 — — 641,000 243,831 727,000 243,831 2.44
10/31/21 — — 641,000 276,470 727,000 276,470 2.76
10/31/20 — — 641,000 265,787 727,000 265,787 2.66
10/31/19 — — 641,000 272,809 727,000 272,809 2.73
(a)
Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year and does not included any preferred shares noticed for redemption as noted on the Statement of Assets and Liabilities, where applicable.
(b)
Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c )
Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding (if applicable,)
plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(d)
NVG’s Series B and Series C MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NVG’s Series B and Series C MFP Shares were as follows:
(e)
Includes all preferred shares presented for the Fund.
(f)
Unaudited.

Financial Highlights (continued)

The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings AMTP Shares MFP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(c)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(c)
NMZ
4/30/24(d) $ — $ — $ 357,000 $ 440,619 $ — $ —
10/31/23 — — 357,000 393,599 — —
10/31/22 — — 357,000 406,158 — —
10/31/21 — — 257,000 646,596 — —
10/31/20 — — 87,000 1,361,400 — —
10/31/19 — — 87,000 1,213,872 — —
NMCO
4/30/24(d) — — — — 415,000 251,956
10/31/23 — — — — 430,000 228,205
10/31/22 — — — — 450,000 237,489
10/31/21 — — — — 450,000 283,171
10/31/20 — — — — 450,000 251,669
10/31/19(e) — — — — — —
NDMO
4/30/24(d) — — — — 240,000 370,312
10/31/23 — — — — 240,000 343,127
10/31/22 — — — — 240,000 356,314
10/31/21 191,900 5,761 — — — —
10/31/20(f) — — — — — —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year and does not included any preferred shares noticed for redemption as noted on the
Statement of Assets and Liabilities, where applicable.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(c) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(d) Unaudited.
(e) For the period September 16, 2019 (commencement of operations) through October 31, 2019.
(f) For the period August 26, 2020 (commencement of operations) through October 31, 2020.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Nuveen Municipal Credit Income Fund (NZF)
Nuveen Municipal High Income Opportunity Fund (NMZ)
Nuveen Municipal Credit Opportunities Fund (NMCO)
Nuveen Dynamic Municipal Opportunities Fund (NDMO)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NVG, NZF, NMZ, NMCO and NDMO were organized as Massachusetts business trusts on July 12, 1999, March 21, 2001, October 8,
2003, April 18, 2019 and November 4, 2019, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into  sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Fund Mergers:
Effective prior to the opening of business on April 17, 2023, Nuveen Ohio Quality Municipal Income Fund (NUO) and Nuveen
Georgia Quality Municipal Income Fund (NKG) (the “Target Funds”) were each merged into NZF (the “Acquiring Fund”) (each a “Merger”). With respect to each Merger of a Target Fund with and into the Acquiring Fund, the separate legal existence of the Target Fund ceased for all purposes and the Acquiring Fund succeeded to all the assets and assumed all the liabilities of the Target Fund. Shares of the Target Fund were converted into newly issued shares of the Acquiring Fund. Holders of common shares of the Target Fund received newly issued common shares of the
Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Fund held immediately prior to the Merger (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). For accounting and performance reporting purposes, the Acquiring Fund is the survivor.
Developments Regarding the Fund’s Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18( i ) of the 1940 Act. Following review of the judgment of the
District Court, on February 22, 2022, the Funds' Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the Funds' Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.  On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On
February 28, 2024, the Board of the Funds Amended and Restated By-Laws to eliminate the “control share” provisions.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Fund
Gross
Custodian Fee
Credits
NVG
$ 101,668
NZF
45,630
NMZ
26,536
NMCO
4,393
NDMO
25,470

Notes to Financial Statements
(Unaudited) (continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
x
NVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,690,732,276 $ 63,333 $ 4,690,795,609
Common Stocks – 3,086,606 42,978,059 46,064,665
Short-Term Investments:
Municipal Bonds – 52,245,000 – 52,245,000
Total $ – $ 4,746,063,882 $ 43,041,392 $ 4,789,105,274
NZF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,157,411,306 $ 17,784 $ 4,157,429,090
Common Stocks – – 96,119,420 96,119,420
Total $ – $ 4,157,411,306 $ 96,137,204 $ 4,253,548,510
NMZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,874,419,764 $ 167,565 $ 1,874,587,329
Common Stocks – – 47,719,191 47,719,191
Corporate Bonds – 60,377 – 60,377
Variable Rate Senior Loan Interests – – 57,737 57,737
Short-Term Investments:
Municipal Bonds – 16,280,000 – 16,280,000
Unfunded Commitments* – – 4,159,058 4,159,058
Total $ – $ 1,890,760,141 $ 52,103,551 $ 1,942,863,692

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described later in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described later in these Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
NMCO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 924,136,109 $ 389,575 $ 924,525,684
Common Stocks – 2,075,476 54,594,962 56,670,438
Variable Rate Senior Loan Interests – – 41,241 41,241
Unfunded Commitments* – – 3,836,819 3,836,819
Total $ – $ 926,211,585 $ 58,862,597 $ 985,074,182
NDMO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 803,145,640 $ 140 $ 803,145,780
U.S. Government and Agency Obligations – 29,610,938 – 29,610,938
Corporate Bonds – 11,658,401 469,700 12,128,101
Common Stocks – 432,267 – 432,267
Variable Rate Senior Loan Interests – – 16,496 16,496
Short-Term Investments:
Municipal Bonds – 5,000,000 – 5,000,000
Unfunded Commitments* – – 790,000 790,000
Total $ – $ 849,847,246 $ 1,276,336 $ 851,123,582
* Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
NVG NZF NMZ
Level 3 Level 3 Level 3
Common
Stocks
Municipal
Bonds
Common
Stocks
Municipal
Bonds
Common
Stocks
Municipal
Bonds
Variable
Rate
Senior
Unfunded
Commitments
Balance at the beginning of
period $- $65,578 $- $18,415 $- $11,110,430 $162,238 $-
Gains (losses):
Net realized gains
(losses) - 17 - 185 - (6,529,607) (277,546) -
Change in net
unrealized
appreciation
(depreciation) - (17) - (185) - 4,147,811 252,595 4,159,058
Purchases at cost - - - - 5,850 - - -
Sales at proceeds - (2,245) - (631) - (565) (79,550) -
Net discounts (premiums) - - - - - (1,447) - -
Transfers into 42,978,059 - 96,119,420 - 47,713,341 - - -
Transfers (out of) - - - - - (8,559,057) - -
Balance at the end of period $42,978,059 $63,333 $96,119,420 $17,784 $47,719,191 $167,565 $57,737 $4,159,058
Change in net unrealized
appreciation (depreciation)
during the period of Level 3
securities held as of period end $(10,732,294) $(17) $(24,002,525) $(185) $(11,908,919) $(547,595) $(40,938) $4,159,058

Notes to Financial Statements
(Unaudited) (continued)
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
NMCO NDMO
Level 3 Level 3
Common
Stocks
Municipal
Bonds
Variable Rate
Senior Loan
Interests
Unfunded
Commitments
Corporate
Bonds
Municipal
Bonds
Variable
Rate
Senior
Loan
Interests
Unfunded
Commitments
Balance at the beginning of
period $- $11,876,721 $70,482 $- $457,538 $2,358,992 $28,193 $-
Gains (losses):
Net realized gains
(losses) - 8 - - - - - -
Change in net
unrealized
appreciation
(depreciation) - (2,747,739) (29,241) 3,836,819 25,901 5,233,174 (11,697) 790,000
Purchases at cost - - - - - - - -
Sales at proceeds - (3,133) - - (13,739) (7,392,026) - -
Net discounts (premiums) - (46,234) - - - - - -
Transfers into 54,594,962 - - - - - - -
Transfers (out of) - (8,690,048) - - - (200,000) - -
Balance at the end of period $54,594,962 $389,575 $41,241 $3,836,819 $469,700 $140 $16,496 $790,000
Change in net unrealized
appreciation (depreciation)
during the period of Level 3
securities held as of period end $13,633,216 $(1,093,539) $(29,242) $3,836,819 $25,901 $- $(11,697) $790,000
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NVG Municipal Bonds $63,333 Expected Recovery Recovery Proceeds 100% N/A
Common Stocks 42,978,059 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Total $43,041,392
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NZF Municipal Bonds $17,784 Expected Recovery Recovery Proceeds 100% N/A
Common Stocks 96,119,420 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Total $96,137,204
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NMZ Municipal Bonds $167,565 Expected Recovery Recovery Proceeds 100% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 15.097% N/A
Variable Rate Senior
Loan Interests
57,737 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Common Stocks 47,719,191 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Purchase Cost Cost $150 N/A
Unfunded Commitments 4,159,058 Comparable Security Yield Spread 5.72%-5.96% 5.92%
Total $52,103,551

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NMCO Municipal Bonds $389,575 Expected Recovery Recovery Proceeds 100% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 15.097% N/A
Variable Rate Senior
Loan Interests
41,241 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Common Stocks 54,594,962 Enterprise Value EBITDA Multiples 9.25-11.25 N/A
Unfunded Commitments 3,836,819 Comparable Security Yield Spread 5.72%-5.96% 5.92%
Total $58,862,597
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted Average
NDMO Corporate Bonds $469,700 Comparable Security Yield Spread 4.375% N/A
Variable Rate Senior
Loan Interests
16,496 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Unfunded Commitments 790,000 Comparable Security Yield Spread 5.72%-5.96% 5.92%
Total $1,276,196
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
NVG
Common Stocks $- $- $- $(42,978,059) $42,978,059 $-
NZF
Common Stocks $- $- $- $(96,119,420) $96,119,420 $-
NMZ
Municipal Bonds $- $- $8,559,057 $- $- $(8,559,057)
Common Stocks $- $- $- (47,713,341) 47,713,341 $-
NMCO
Municipal Bonds $- $- $8,690,048 $- $- $(8,690,048)
Common Stocks $- $- $- (54,594,962) 54,594,962 $-
NDMO
Municipal Bonds $- $- $200,000 $- $- $(200,000)

Notes to Financial Statements
(Unaudited) (continued)
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NVG
$ 206,715,000 $ 8,160,000 $ 214,875,000
NZF
379,165,000 11,080,000 390,245,000
NMZ
430,708,000 11,290,000 441,998,000
NMCO
26,175,000 — 26,175,000
NDMO
16,935,000 — 16,935,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NVG
$ 207,557,726 3.88%
NZF
376,834,236 3.67
NMZ
409,675,016 3.85
NMCO
21,850,041 4.04
NDMO
2,019,781 3.19

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities. The Fund has invested in an unfunded commitment, in which, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the
Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statements of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is separately presented on the Statement of Asset and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NVG
$ 204,655,000 $ — $ 204,655,000
NZF
373,520,000 11,080,000 384,600,000
NMZ
430,708,000 11,290,000 441,998,000
NMCO
26,175,000 — 26,175,000
NDMO
16,935,000 — 16,935,000
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
NVG
$ 466,413,643 $ — $ 459,288,866 $ —
NZF
366,976,454 — 406,040,814 —
NMZ
287,572,918 — 313,033,121 —
NMCO
173,597,721 — 271,376,311 —
NDMO
324,929,460 40,897,149 407,0 54,552 8,826,328
Fund Asset Class
Principal
Amount Value
Unrealized
Appreciation
(Depreciation)
NMZ Unfunded Commitments $31,837,445 $4,159,058 $4,159,058
NMCO Unfunded Commitments 29,735,620 3,836,819 3,836,819
NDMO Unfunded Commitments 6,112,930 790,000 790,000

Notes to Financial Statements
(Unaudited) (continued)
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the Securities and
Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf
Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’
current and prior fiscal period were as follows:
NVG
Six Months
Ended
4/30/24
Year Ended
10/31/23
Maximum aggregate offering Unlimited Unlimited
Common shares sold – –
Offering proceeds, net of offering costs $– $–
NMZ
Six Months
Ended
4/30/24
Year Ended
10/31/23
Maximum aggregate offering Unlimited Unlimited
Common shares sold – 904,034
Offering proceeds, net of offering costs $721 $9,590,166
NMCO
Six Months
Ended
4/30/24
Year Ended
10/31/23
Maximum aggregate offering $90,000,000 $90,000,000
Common shares sold – 30,416
Offering proceeds, net of offering costs $– $357,037
NDMO
Six Months
Ended
4/30/24
Year Ended
10/31/23
Maximum aggregate offering $250,000,000 $250,000,000
Common shares sold – –
Offering proceeds, net of offering costs $661 $–

Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
NMZ has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”)
Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NMZ had $356,555,732 AMTP Shares at liquidation preference, net of deferred offering costs. Further details of the Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
NZF NMZ
Six Months
Ended
4/30/24
Year Ended
10/31/23
Six Months
Ended
4/30/24
Year Ended
10/31/23
Common Shares:
Issued in the Reorganization/Merger — 28,358,649 — —
Sold through shelf offering — — — 904,034
Issued to shareholders due to reinvestment of distributions — — — 10,000
Repurchased and retired — (20,000) — —
Total — 28,338,649 — 914,034
Weighted average common share:
Price per share repurchased and retired $– $10.72 $– $–
Discount per share repurchased and retired –% (17.50)% –% –%
Premium to NAV per shelf offering common share sold – – – 1.23
NMCO NDMO
Six Months
Ended
4/30/24
Year Ended
10/31/23
Six Months
Ended
4/30/24
Year Ended
10/31/23
Common Shares:
Sold through shelf offering — 30,416 — —
Issued to shareholders due to reinvestment of distributions — — — 96,978
Total — 30,416 — 96,978
Weighted average common share:
Premium to NAV per shelf offering common share sold –% 1.12% –% –%
Fund Series
Shares
Outstanding
Liquidation
Preference
NMZ 2028 870 $87,000,000
2031 1,700 $170,000,000
2032 1,000 $100,000,000

Notes to Financial Statements
(Unaudited) (continued)
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund's Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
NVG, NZF, NMCO and NDMO have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000
($1,000 for NVG's Series B and Series C) liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NMZ 360-day 2028 March 1, 2028* August 31, 2018
360-day 2031 April 1, 2031* April 17, 2023
360-day 2032 June 1, 2032* June 8, 2023
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NMZ
$ 357,000,00
0 4. %

In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund's Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
NVG, NZF, NMCO and NDMO have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000
($1,000 for NVG's Series B and Series C) liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NMZ 360-day 2028 March 1, 2028* August 31, 2018
360-day 2031 April 1, 2031* April 17, 2023
360-day 2032 June 1, 2032* June 8, 2023
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NMZ
$ 357,000,00
0 4. %
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NVG, NZF, NMCO and NDMO had $515,698,055, $640,137,836, $414,229,844 and $239,633,946 of MFP
Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption Date Mode
Mode
Termination Date
NVG A 674 $67,400,000 January 3, 2028 VRM January 3, 2028*
B 200,000 $200,000,000 March 1, 2029 VRRM March 1, 2029
C 250,000 $250,000,000 December 1, 2031 VRRM December 1, 2031
NZF A 1,500 $150,000,000 May 1, 2047 VRM April 30, 2025
B 1,550 $155,000,000 February 3, 2048 VRM February 3, 2048*
C 3,360 $336,000,000 June 1, 2048 VRM N/A
NMCO A 1,000 $100,000,000 October 1, 2031 VRDM N/A
B 2,050 $205,000,000 October 1, 2031 VRM December 1, 2024
C 1,100 $110,000,000 October 1, 2031 VRM May 16, 2025
NDMO A 2,400 $240,000,000 September 1, 2032 VRM September 1, 2032
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 517,400,000% %
NZF
641,000,000 4.38
NMCO
415,412,088 4.32
NDMO
240,000,000 4.43

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, NVG and NZF had $1,233,990,758 and $673,652,507 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
NZF’s Series 1 and Series 2 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. The special rate period will expire on March 1, 2040 for the Fund’s Series 1 and 2 VRDP Shares, but is subject to earlier termination by either the Fund or the holder. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NVG 1 1,790 0.10% $179,000,000 N/A December 1, 2043
2 2,954 0.10% $295,400,000 N/A December 1, 2040
4 1,800 0.10% $180,000,000 N/A June 1, 2046
5 2,955 0.10% $295,500,000 N/A December 1, 2040
6 2,867 0.10% $286,700,000 N/A December 1, 2040
NZF 1 2,688 N/A** $268,800,000 March 1, 2040*** March 1, 2040
2 2,622 N/A** $262,200,000 March 1, 2040*** March 1, 2040
3 1,460 0.05% $146,000,000 N/A June 1, 2040
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 1,236,600,000 3.52%
NZF
677,000,000 4. 40

As of the end of the reporting period, NVG and NZF had $1,233,990,758 and $673,652,507 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
NZF’s Series 1 and Series 2 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. The special rate period will expire on March 1, 2040 for the Fund’s Series 1 and 2 VRDP Shares, but is subject to earlier termination by either the Fund or the holder. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NVG 1 1,790 0.10% $179,000,000 N/A December 1, 2043
2 2,954 0.10% $295,400,000 N/A December 1, 2040
4 1,800 0.10% $180,000,000 N/A June 1, 2046
5 2,955 0.10% $295,500,000 N/A December 1, 2040
6 2,867 0.10% $286,700,000 N/A December 1, 2040
NZF 1 2,688 N/A** $268,800,000 March 1, 2040*** March 1, 2040
2 2,622 N/A** $262,200,000 March 1, 2040*** March 1, 2040
3 1,460 0.05% $146,000,000 N/A June 1, 2040
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 1,236,600,000 3.52%
NZF
677,000,000 4. 40
Transactions in MFP Shares for the Funds, where applicable, were as follows:
Transactions in VRDP Shares for the Funds, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NVG, the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
April 30, 2024
NMCO Series Shares Amount
MFP Shares redeemed C (150) (15,000,000)
Year Ended
October 31, 2023
NVG Series Shares Amount
MFP Shares redeemed A (935) $(93,500,000)
Year Ended
October 31, 2023
NMCO Series Shares Amount
MFP Shares noticed for redemption B (200) $(20,000,000)
Year Ended
October 31, 2023
NZF Series Shares Amount
VRDP Shares redeemed 3 (500) $(50,000,000)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NVG
$ 4,691,614,883 $ 162,632,745 $ (271,857,355) $ (109,224,610)
NZF
3,743,427,175 212,308,580 (81,352,506) 130,956,074
NMZ
1,603,073,852 66,895,423 (157,813,582) (90,918,159)
NMCO
1,026,127,496 53,208,095 (120,436,409) (67,228,314)
NDMO
868,839,092 14,170,509 (48,821,019) (34,650,510)

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NVG
$ — $ 610,886 $ — $ (460,685,424) $ (102,288,716) $ — $ (9,074,700) $ (571,437,954)
NZF
5,600,405 96,828 — (152,865,694) (294,654,344) — (8,330,349) (450,153,154)
NMZ
— 380,433 — (273,502,230) (129,246,280) — (4,697,922) (407,065,999)
NMCO
— 15,318 — (129,315,116) (135,428,162) — (2,522,122) (267,250,082)
NDMO
— 95,640 — (104,277,264) (149,324,830) — (3,716,717) (257,223,171)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared on October 2, 2023 and paid on November 1, 2023.
Fund
Short-Term Long-Term Total
NVG
1
$ 11,226,867 $ 91,061,849 $ 102,288,716
NZF
1
146,307,379 148,346,965 294,654,344
NMZ
34,310,477 94,935,803 129,246,280
NMCO
74,019,646 61,408,516 135,428,162
NDMO
63,395,032 85,929,798 149,324,830
1
A portion of NVG’s and NZF’s capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
NVG
NZF NMZ NMCO NDMO
Average Daily Managed Assets*
Fund-Level Fee
Rate
Fund-Level Fee
Rate
Fund-Level Fee
Rate
Fund-Level Fee
Rate
For the first $125 million 0.5000% 0.5500% 0.7500% 0.7000%
For the next $125 million 0.4875 0.5375 0.7375 0.6875
For the next $250 million 0.4750 0.5250 0.7250 0.6750
For the next $500 million 0.4625 0.5125 0.7125 0.6625
For the next $1 billion 0.4500 0.5000 0.7000 0.6500
For the next $3 billion 0.4250 0.4750 0.6750 0.6250
For managed assets over $5 billion 0.4125 0.4625 0.6625 0.6125

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April
30, 2024, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NVG
0.1604%
NZF
0.1604%
NMZ
0.1604%
NMCO
0.1604%
NDMO
0.1604%
Fund
Purchases Sales
Realized
Gain (Loss)
NVG
$ — $ — $ —
NZF
— — —
NMZ
11,305,607 15,746,369 (2,922,662)
NMCO
1,591,017 516,827 (86,495)
NDMO
— — —

Notes to Financial Statements
(Unaudited) (continued)
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:
During the Funds' utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
11. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an
Fund
Maximum
Outstanding
Balance
NVG
$ —
NZF
20,000,000
NMZ
6,011,747
NMCO
17,500,000
NDMO
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NVG
— $ — — %
NZF
42 9,042,052 6.53
NMZ
8 3,890,781 6.53
NMCO
27 3,285,590 6.53
NDMO
— — —

inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
12. Subsequent Events
Management Fees
: As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily managed assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each
Fund is the fund-level fee listed within this report plus 0.1600%. The overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Risk Considerations
(Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall
. Lower credit debt
securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk
and
tax
risk
are described in more detail on the Fund’s web page at www.nuveen.com/NVG.
Nuveen Municipal Credit Income Fund (NZF)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
Lower credit debt
securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk
and
tax
risk
are described in more detail on the Fund’s web page at www.nuveen.com/NZF.
Nuveen Municipal High Income Opportunity Fund (NMZ)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
Lower credit debt
securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk
and
tax
risk
are described in more detail on the Fund’s web page at www.nuveen.com/NMZ.
Nuveen Municipal Credit Opportunities Fund (NMCO)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
Lower credit debt
securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk
and
tax
risk
are described in more detail on the Fund’s web page at www.nuveen.com/NMCO.
Nuveen Dynamic Municipal Opportunities Fund (NDMO)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-
end fund shares may frequently trade at a discount or premium to their net asset value. The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments.
Debt or fixed income
securities
such as those municipal securities held by the Fund, are subject to market risk, credit risk, interest rate risk, liquidity risk and income risk. As interest rates rise, bond prices fall. Lower quality municipal securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk,
derivatives risk
and
tax risk
are described in more detail on the Fund’s web page at www.nuveen.com/NDMO.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Boston, MA 02111-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NVG NZF NMZ NMCO NDMO
Common shares repurchased 0 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Annual Investment Management
Agreement Approval Process
(Unaudited)

Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Nuveen Municipal Credit Income Fund (NZF)
Nuveen Municipal High Income Opportunity Fund (NMZ)
Nuveen Municipal Credit Opportunities Fund (NMCO)
Nuveen Dynamic Municipal Opportunities Fund (NDMO)
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each an “Investment Management
Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund.
Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset
Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not
“interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers”
and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members
considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); overall market and regulatory developments;
and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February
Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below.
The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; an overview of the primary and secondary markets for the Nuveen closed-end funds
(including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-
Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the
Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods). The Board performed its annual review of fund performance at its February Meeting and an additional review at the April
Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year.
The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen AMT-Free Municipal Credit Income Fund (the “AMT-Free Municipal Credit Income Fund”), the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31,
2023, the Fund outperformed its blended benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended December 31, 2023.
In addition, although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its blended benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended March
31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Municipal Credit Income Fund (the “Municipal Credit Income Fund”), the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its blended benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its
Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended
March 31, 2024, the Fund outperformed its blended benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory
Agreements.
For Nuveen Municipal High Income Opportunity Fund (the “Municipal High Income Opportunity Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December
31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory
Agreements.

For Nuveen Municipal Credit Opportunities Fund (the “Municipal Credit Opportunities Fund”), the Board considered that although the
Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2023 and the
Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the three-year period ended December 31, 2023. Similarly, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the
Advisory Agreements.
For Nuveen Dynamic Municipal Opportunities Fund (the “Dynamic Municipal Opportunities Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer
Group for the three-year period ended December 31, 2023, the Fund outperformed its benchmark and ranked in the second quartile of its
Performance Peer Group for the one-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended
March 31, 2024, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the
Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge. The Board
Members reviewed the methodology Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-
related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-
adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The
Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the
Sub-Adviser is the responsibility of NFAL, not the Funds.
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below.
For the AMT-Free Municipal Credit Income Fund, although the Fund’s actual management fee rate and net total expense ratio were above the Expense Universe median, the Fund’s contractual management fee rate was slightly (approximately 6 basis points) above the Expense
Universe median.
For the Municipal Credit Income Fund, although the Fund’s actual management fee rate and net total expense ratio were above the
Expense Universe median, the Fund’s contractual management fee rate was slightly (approximately 6 basis points) above the Expense
Universe median.
For the Municipal High Income Opportunity Fund, although the Fund’s contractual management fee rate and actual management fee rate were slightly above (generally within 6 basis points of) the Expense Universe median, the Fund’s net total expense ratio was below the
Expense Universe median.
For the Municipal Credit Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were above the Expense Universe median. The Board, however, considered, among other things, that the differences in the
Fund’s investment strategy relative to the peer set contributed to the differential, that the fees were initially proposed in consideration of the
Fund’s unique mandates and that the Fund’s management fees on common assets were in-line with and total expenses slightly lower than initial projections prior to the Fund’s launch.
For the Dynamic Municipal Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were above the Expense Universe median. The Board, however, considered, among other things, that the differences in the
Fund’s investment strategy relative to the peer set contributed to the differential, that the fees were initially proposed in consideration of the Fund’s unique mandates and that the Fund’s management fees on common assets and total expenses were lower than initial projections prior to the Fund’s launch.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the
Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen
Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen
Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of
Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America
(“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA.
Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/
or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board
Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and
December 31, 2022.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
The Board also considered that with respect to Nuveen closed-end funds, although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
The Board considered that an affiliate of the Adviser received compensation in 2023 for serving as an underwriter on shelf offerings of existing
Nuveen closed-end funds and reviewed the amounts paid for such services in 2023 and 2022. In addition, the Board Members considered that the
Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-C-0424P 3614432-INV-B-06/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 ofTitle 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject tothe liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it byreference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen AMT-Free Municipal Credit Income Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: July 2, 2024

By (Signature and Title)	/s/E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: July 2, 2024